UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	June 30, 2019
Date of reporting period:	June 30, 2019

ITEM 1 – REPORT TO STOCKHOLDERS

Principal®

Principal Exchange-Traded Funds

Annual Report

June 30, 2019

Beginning on November 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery and you own these shares through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service. You may elect to receive all future reports in paper free of charge.

If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Table of Contents

Economic & Financial Market Review	1
Important Fund Information	2
Principal Active Global Dividend Income ETF	3
Principal Active Income ETF	4
Principal Contrarian Value Index ETF	5
Principal Healthcare Innovators Index ETF	6
Principal Investment Grade Corporate Active ETF	7
Principal Millennials Index ETF	8
Principal Price Setters Index ETF	9
Principal Shareholder Yield Index ETF	10
Principal Spectrum Preferred Securities Active ETF	11
Principal Sustainable Momentum Index ETF	12
Principal U.S. Mega-Cap Multi-Factor Index ETF	13
Principal U.S. Small-Cap Multi-Factor Index ETF	14
Statements of Assets and Liabilities	15
Statements of Operations	20
Statements of Changes in Net Assets	25
Notes to Financial Statements	38
Schedules of Investments	48
Financial Highlights (Includes Performance Information)	80
Report of Independent Registered Public Accounting Firm	93
Shareholder Expense Example	95
Fund Trustees and Officers	97
Board Consideration of Investment Advisory Contracts	103
Federal Income Tax Information	107

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

The world economy seems to be at a crossroads. The global downturn of late last year has lasted longer and been more severe than many expected. The widespread drop in sentiment among leaders of global companies worsened in May from renewed trade uncertainties. However, businesses haven’t lost faith in the expansion and households remain the driver of growth in developed economies.

The U.S. expansion begins its eleventh year this July, making it the longest in U.S. history. Trade uncertainties aren’t impacting small businesses yet, where expansion plans and optimism are near-record. A tightening labor market and robust wage gains have been pulling people back into the workforce, raising total household income. Equity investors seem giddy over prospects that the Federal Reserve (Fed) will cut the fed funds rate at the July meeting and again in September. In Europe, years of political risks have taken their toll on business sentiment, and slower growth in China hurt Euro-area exports. Consumer spending has kept the broader economy well out of recession. The European Central Bank’s intent to provide more stimulus, if needed, should help support confidence and investment. In Japan, first quarter gross domestic product (GDP) growth of 2.2% annualized was an upside surprise and private consumption appeared strong in the second quarter. Exports stay weak from the global slowdown, but May industrial production rose 2.3% over April. The Japanese labor market stays tight, with the jobless rate at a low 2.4%. In China, the restrictions on debt growth that brought the slowdown have been removed and funds have been flowing. Still, June manufacturing business surveys were weak. Overall growth in China likely stabilized in the second quarter, evidenced by a nice uptick in May retail sales. Growth in emerging countries that depend on exports has been languishing. Business surveys continued to fall in June, with the average suggesting a broad contraction in manufacturing.

*	Commentary taken from June Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist. Unless otherwise stated all sources are Bloomberg.

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graph illustrates the growth of a hypothetical $10,000 investment.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. You may get updated performance information by calling 1-800-787-1621 or online at www.PrincipalETFs.com.

*	Performance is based on net asset value (NAV) and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Since inception returns less than one year are not annualized.
**	Performance shown for the benchmark assumes reinvestment of all dividends and capital gain distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Principal Active Global Dividend Income ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* May 9, 2017 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal Active Global Dividend Income ETF	4.12%	7.81%	5/9/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks current income and long-term growth of income and capital. The fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It invests in equity securities of small, medium and large market capitalization companies and in growth and value stocks.

LVMH Moet Hennessy Louis Vuitton SE contributed to performance due to strong sales growth in its key fashion and leather goods division and stronger than expected results in China. Roche Holding Ltd Genusssch. outperformed following successful trial results from its Tecentriq in treating breast and liver cancer. Microsoft outperformed as the company continued to execute well and both its cloud and non-cloud computing businesses showed strength.

Core Laboratories NV underperformed as management guided investors to a longer than expected recovery in margins due to delayed projects in the Reservoir Description segment. Vermillion Energy underperformed as it suffered from poor investor sentiment for Canadian E&Ps despite its more diversified global exposure relative to peers. Nordstrom underperformed due to weaker than expected traffic and renewed growth concerns.

** The benchmark performance for Principal Active Global Dividend Income ETF is calculated from 4/30/2017 to 6/30/2019.

Principal Active Income ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* July 8, 2015 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal Active Income ETF	4.95%	5.25%	7/8/2015

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide current income. The fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, its assets in investment grade and non-investment grade fixed income securities (commonly known as “junk bonds”) and in equity securities. The fund’s advisor, actively and tactically allocates the fund’s assets among fixed income securities and equity securities in an effort to take advantage of changing economic conditions that the advisor believes favors one asset class over another.

The portfolio’s strategic allocation to CMBS positively contributed to performance for the period as the securities in the portfolio posted positive returns beyond the broader CMBS market and outperformed the other fixed income asset classes. In addition, within equities, the portfolio’s strategic allocation to REITs aided performance for the period. The REITs in the portfolio posted double digit returns and were one of the highest performing asset classes for the period. This was partially offset by our tactical underweight to the asset class. Lastly, the portfolio’s tactical overweight to fixed income versus equities detracted for the period. Fixed income and equities both posted positive returns, but fixed income lagged equities in the risk-on environment.

The portfolio’s strategic allocation to North American high dividend equities was the largest detractor from performance as they underperformed the high yield bond benchmark during the period. This was partially offset by our tactical underweight to the asset class. In addition, security selection in high yield corporate bonds detracted from performance for the period. In particular, security selection in the REITs, consumer cyclical, and energy detracted, but was slightly offset by security selection in the basic industry, capital goods, and technology sectors. Lastly, the portfolio’s tactical allocation to interest only securities hindered performance as interest rates declined during the period.

** The benchmark performance for Principal Active Income ETF is calculated from 6/30/2015 to 6/30/2019.

Principal Contrarian Value Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 18, 2017 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal Contrarian Value Index ETF	4.13%	5.49%	10/18/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Contrarian Value Index (the “index”). Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities in the Nasdaq US Large Mid Cap Index (the “parent index”) that appear to be undervalued by the market relative to their fundamental value, when taking multiple market environments into consideration.

Our positioning in Arcosa, USG, and Henry Schein contributed to performance. Our positioning in Trinity Industries, Worldpay, and National Oilwell Varco detracted from performance.

** The benchmark performance for Principal Contrarian Value Index ETF is calculated from 10/31/2017 to 6/30/2019.

Principal Healthcare Innovators Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* August 19, 2016 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal Healthcare Innovators Index ETF	-1.05%	11.83%	8/19/2016

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Healthcare Innovators Index (the “index”). Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index is designed to provide exposure to equity securities (including growth and value stock) of small and medium capitalization U.S. healthcare companies.

Our positioning in Alexion Pharmaceuticals, DaVita, and Alkermes contributed to performance. Our positioning in Teleflex, Haemonetics, and Incyte detracted from performance.

** The benchmark performance for the Principal Healthcare Innovators Index ETF is calculated from 8/31/2016 to 6/30/2019.

Principal Investment Grade Corporate Active ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* April 18, 2018 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal Investment Grade Corporate Active ETF	10.95%	7.84%	4/18/2018

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide current income and, as a secondary objective, capital appreciation. The fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade corporate bonds and other fixed income securities at the time of purchase. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of those selecting such investments.

The primary contributors included strong performance of issuers within healthcare & pharmaceuticals, REIT, brokerage/asset managers/exchanges, technology, and chemicals. Other contributors included curve and duration positioning as well as an overweight to cable and satellite. The primary detractors included weak performance of issuers within banking, energy ex-midstream, consumer non-cyclical ex-healthcare, and consumer cyclical ex-retailers. Other detractors included an overweight to consumer non-cyclical ex-healthcare.

** The benchmark performance for the Principal Investment Grade Corporate Active ETF is calculated from 4/30/2018 to 6/30/2019.

Principal Millennials Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* August 19, 2016 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal Millennials Index ETF	4.70%	16.84%	8/19/2016

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Global Millennial Opportunity Index (the “index”). Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index is designed to provide exposure to global equity securities of companies that are impacted by the spending and lifestyle activities of the Millennial generation, which refers to people born from 1980 to the mid-2000s.

Our positioning in Funko, Hennes & Mauritz, and NVIDIA contributed to performance. Our positioning in Match Group, New Oriental Education and Technology Group, and Navitas detracted from performance.

** The benchmark performance for the Principal Millennials Index ETF is calculated from 8/31/2016 to 6/30/2019.

Principal Price Setters Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* March 21, 2016 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal Price Setters Index ETF	15.03%	14.85%	3/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Price Setters Index. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index is designed to provide exposure to equity securities of mid- to large-capitalization U.S. companies within the Nasdaq U.S. Large Mid Cap Index which exhibit high degrees of pricing power.

Our positioning in CDK Global, DXC Technology, and Jack Henry & Associates contributed to performance. Our positioning in Humana, Boeing, and Garmin detracted from performance.

** The benchmark performance for the Principal Price Setters Index ETF is calculated from 3/31/2016 to 6/30/2019.

Principal Shareholder Yield Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* March 21, 2016 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal Shareholder Yield Index ETF	0.68%	9.94%	3/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Shareholder Yield Index. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (including value stock) of companies that compose the index at the time of purchase. The index is designed to provide exposure to equity securities of mid- to large-capitalization U.S. companies within the Nasdaq U.S. Large Mid Cap Index which exhibit high degrees of sustainable, shareholder yield.

Our positioning in Nordstrom, Bed Bath & Beyond, and Williams-Sonoma contributed to performance. Our positioning in Marathon Petroleum, Bank OZK, and Evercore detracted from performance.

** The benchmark performance for the Principal Shareholder Yield Index ETF is calculated from 3/31/2016 to 6/30/2019.

Principal Spectrum Preferred Securities Active ETF

Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.

Value of a $10,000 Investment* July 10, 2017 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal Spectrum Preferred Securities Active ETF	7.99%	3.30%	7/10/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide current income. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). It concentrates its investments (invests more than 25% of its net assets) in securities in the financial services (i.e., banking, insurance and commercial finance) industry.

From a regional perspective, overweights to Great Britain, Canada and Switzerland benefitted relative performance, while from a sector perspective, overweights to Foreign Banking, Multi Line Insurance and Brokerage benefitted relative performance.

From a regional perspective, underweights to the U.S., Japan, and Hong Kong detracted from relative performance, while from a sector perspective, underweights to Banking, Industrials, and Foreign Life Insurance detracted from relative performance.

** The benchmark performance for Principal Spectrum Preferred Securities Active ETF is calculated from 6/30/2017 to 6/30/2019.

Principal Sustainable Momentum Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 18, 2017 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal Sustainable Momentum Index ETF	2.68%	8.93%	10/18/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Sustainable Momentum Index (the “index”). The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities, including growth and value stocks, within the Nasdaq US Large Mid Cap Index that exhibit sustainable price momentum, based on historical stock prices over multiple periods and taking multiple market environments into consideration.

Our positioning in Herbalife Nutrition, Lamb Weston, and CME Group contributed to performance. Our positioning in Covetrus, General Electric, and Mattel detracted from performance.

** The benchmark performance for Principal Sustainable Momentum Index ETF is calculated from 10/31/2017 to 6/30/2019.

Principal U.S. Mega-Cap Multi-Factor Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 11, 2017 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal U.S. Mega-Cap Multi-Factor Index ETF	14.32%	11.05%	10/11/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Mega Cap Select Leaders Index (the “index”). Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities of companies with the largest market capitalizations in the Nasdaq US 500 Large Cap Index (the “parent index”), with higher weights given to securities that are less volatile.

Our positioning in Dow, Verizon Communications, and Procter & Gamble contributed to performance. Our positioning in DuPont de Nemours, Eli Lilly, and Oracle detracted from performance.

** The benchmark performance for Principal U.S. Mega-Cap Multi-Factor Index is calculated from 9/30/2017 to 6/30/2019.

Principal U.S. Small-Cap Multi-Factor Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* September 21, 2016 - June 30, 2019

Average Annual Total Returns* as of June 30, 2019

	1-Year	Since Inception	Inception Date
Principal U.S. Small-Cap Multi-Factor Index ETF	-4.84%	9.74%	9/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Small Cap Select Leaders Index. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index. The index is designed to provide exposure to equity securities (including growth and value stock) of U.S. small-capitalization companies within the Nasdaq US Small Cap Index that exhibit potential for high degrees of sustainable shareholder yield, pricing power and strong momentum, while adjusting for liquidity and quality as determined by a quantitative model.

Our positioning in First Financial Bankshares, Domtar, and Pitney Bowes contributed to performance. Our positioning in Integer Holdings, Timken, and Aerojet Rocketdyne detracted from performance.

** The benchmark performance for Principal U.S. Small-Cap Multi-Factor Index is calculated from 9/30/2016 to 6/30/2019.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2019

		Principal		Principal
		Active Global	Principal	Contrarian
		Dividend	Active Income	Value Index
		Income ETF	ETF (a)	ETF
Investments in securities — at cost		$673,800,635	$207,924,904	$5,298,195

Foreign currency — at cost		$843,584	$—	$—

Assets
Investments in securities — at value		$714,010,048	$212,780,836	$5,349,200
Foreign currency — at value		843,584	—	—
Receivables:
Dividends		2,803,418	201,398	7,544
Interest		4,594	2,206,770	—
Investment securities sold		942,269	1,428,170	—
	Total Assets	718,603,913	216,617,174	5,356,744

Liabilities
Accrued management and investment advisory fees		336,287	97,956	1,236
Payables:
Investment securities purchased		1,078,975	—	—
	Total Liabilities	1,415,262	97,956	1,236
Net Assets Applicable to Outstanding Shares		$717,188,651	$216,519,218	$5,355,508

Net Assets Consist of:
Capital shares and additional paid-in-capital		$674,485,348	$211,255,130	$5,503,936
Total distributable earnings (accumulated loss)		42,703,303	5,264,088	(148,428)
	Total Net Assets	$717,188,651	$216,519,218	$5,355,508

Net Asset Value Per Share:
Net assets		$717,188,651	$216,519,218	$5,355,508
Shares issued and outstanding		25,950,001	5,425,000	200,001
Net asset value per share		$27.64	$39.91	$26.78

(a)	Effective May 1, 2019, Principal EDGE Active Income ETF changed its name to Principal Active Income ETF.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2019

			Principal
		Principal	Investment
		Healthcare	Grade	Principal
		Innovators	Corporate	Millennials
		Index ETF	Active ETF	Index ETF
Investments in securities — at cost		$52,692,935	$113,797,186	$20,669,396

Foreign currency — at cost		$—	$—	$1,467

Assets
Investments in securities — at value		$56,731,839	$120,750,985	$21,028,108
Foreign currency — at value		—	—	1,468
Receivables:
Dividends		—	—	7,276
Interest		—	1,168,320	13
Other		—	—	1,702
	Total Assets	56,731,839	121,919,305	21,038,567

Liabilities
Accrued management and investment advisory fees		18,554	27,207	7,617
Payables:
Investment securities purchased		—	1,351,997	—
	Total Liabilities	18,554	1,379,204	7,617
Net Assets Applicable to Outstanding Shares		$56,713,285	$120,540,101	$21,030,950

Net Assets Consist of:
Capital shares and additional paid-in-capital		$55,684,092	$110,828,413	$21,166,757
Total distributable earnings (accumulated loss)		1,029,193	9,711,688	(135,807)
	Total Net Assets	$56,713,285	$120,540,101	$21,030,950

Net Asset Value Per Share:
Net assets		$56,713,285	$120,540,101	$21,030,950
Shares issued and outstanding		1,650,001	4,600,001	550,001
Net asset value per share		$34.37	$26.20	$38.24

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2019

				Principal
			Principal	Spectrum
		Principal	Shareholder	Preferred
		Price Setters	Yield Index	Securities
		Index ETF	ETF	Active ETF
Investments in securities — at cost		$19,640,296	$14,607,674	$66,589,987

Assets
Investments in securities — at value		$20,774,996	$14,380,011	$66,821,469
Cash		—	—	155,222
Receivables:
Dividends		15,257	17,894	—
Interest		—	—	957,185
Expense reimbursement from Advisor		1,579	1,261	—
	Total Assets	20,791,832	14,399,166	67,933,876

Liabilities
Accrued management and investment advisory fees		5,742	4,586	29,088
Payables:
Investment securities purchased		—	—	155,222
	Total Liabilities	5,742	4,586	184,310
Net Assets Applicable to Outstanding Shares		$20,786,090	$14,394,580	$67,749,566

Net Assets Consist of:
Capital shares and additional paid-in-capital		$20,220,601	$15,475,862	$68,807,429
Total distributable earnings (accumulated loss)		565,489	(1,081,282)	(1,057,863)
	Total Net Assets	$20,786,090	$14,394,580	$67,749,566

Net Asset Value Per Share:
Net assets		$20,786,090	$14,394,580	$67,749,566
Shares issued and outstanding		550,001	450,001	700,001
Net asset value per share		$37.79	$31.99	$96.78

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2019

		Principal	Principal	Principal U.S.
		Sustainable	Ultra-Short	Mega-Cap
		Momentum	Active Income	Multi-Factor
		Index ETF	ETF	Index ETF
Investments in securities — at cost		$5,288,427	$12,438,865	$1,515,747,469

Assets
Investments in securities — at value		$5,693,909	$12,456,735	$1,617,921,758
Cash		485	—	—
Receivables:
Dividends		7,795	—	1,181,838
Interest		—	87,599	—
Expense reimbursement from Advisor		—	—	40,635
	Total Assets	5,702,189	12,544,334	1,619,144,231

Liabilities
Accrued management and investment advisory fees		1,341	1,748	203,175
	Total Liabilities	1,341	1,748	203,175
Net Assets Applicable to Outstanding Shares		$5,700,848	$12,542,586	$1,618,941,056

Net Assets Consist of:
Capital shares and additional paid-in-capital		$5,482,551	$12,503,901	$1,550,065,197
Total distributable earnings (accumulated loss)		218,297	38,685	68,875,859
	Total Net Assets	$5,700,848	$12,542,586	$1,618,941,056

Net Asset Value Per Share:
Net assets		$5,700,848	$12,542,586	$1,618,941,056
Shares issued and outstanding		200,001	500,001	55,700,001
Net asset value per share		$28.50	$25.09	$29.07

See accompanying notes.

Statement of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2019

		Principal U.S.
		Small-Cap
		Multi-Factor
		Index ETF
Investments in securities — at cost		$355,742,898

Assets
Investments in securities — at value		$353,351,977
Cash		1,503,544
Receivables:
Dividends		451,687
	Total Assets	355,307,208

Liabilities
Accrued management and investment advisory fees		107,330
	Total Liabilities	107,330
Net Assets Applicable to Outstanding Shares		$355,199,878

Net Assets Consist of:
Capital shares and additional paid-in-capital		$390,435,584
Total distributable earnings (accumulated loss)		(35,235,706)
	Total Net Assets	$355,199,878

Net Asset Value Per Share:
Net assets		$355,199,878
Shares issued and outstanding		11,300,001
Net asset value per share		$31.43

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2019

	Principal		Principal
	Active Global	Principal	Contrarian
	Dividend	Active Income	Value Index
	Income ETF	ETF (a)	ETF
Net Investment Income (Loss)
Income:
Dividend	$22,859,607	$2,768,935	$74,729
Withholding tax	(1,671,720)	(23,715)	—
Interest	—	12,978,423	—
Total Income	21,187,887	15,723,643	74,729
Expenses:
Management and investment advisory fees	3,991,035	1,767,236	11,963
Interest expense	2,879	—	—
Total Expenses	3,993,914	1,767,236	11,963
Net Investment Income	17,193,973	13,956,407	62,766
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	57,951	820,528	(146,445)
In-kind redemptions	1,309,464	—	177,692
Foreign currency transactions	(112,953)	(32)	—
Change in unrealized appreciation (depreciation) of:
Investments	8,571,213	(1,252,608)	72,388
Foreign currency transactions	24,828	386	—
Net Realized and Unrealized Gain (Loss) on Investments	9,850,503	(431,726)	103,635
Net Increase in Net Assets Resulting from Operations	$27,044,476	$13,524,681	$166,401

(a)	Effective May 1, 2019, Principal EDGE Active Income ETF changed its name to Principal Active Income ETF.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2019

		Principal
	Principal	Investment
	Healthcare	Grade	Principal
	Innovators	Corporate	Millennials
	Index ETF	Active ETF	Index ETF
Net Investment Income (Loss)
Income:
Dividend	$16,932	$—	$186,090
Withholding tax	—	—	(11,749)
Interest	—	8,912,069	—
Total Income	16,932	8,912,069	174,341
Expenses:
Management and investment advisory fees	223,467	563,256	85,207
Total Expenses	223,467	563,256	85,207
Net Investment Income (Loss)	(206,535)	8,348,813	89,134
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(2,026,479)	3,807,776	(250,965)
In-kind redemptions	2,463,575	—	1,861,712
Foreign currency transactions	—	—	(647)
Change in unrealized appreciation (depreciation) of:
Investments	(313,182)	8,074,319	(1,332,882)
Foreign currency transactions	—	—	2
Net Realized and Unrealized Gain on Investments	123,914	11,882,095	277,220
Net Increase (Decrease) in Net Assets Resulting from Operations	$(82,621)	$20,230,908	$366,354

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2019

			Principal
		Principal	Spectrum
	Principal	Shareholder	Preferred
	Price Setters	Yield Index	Securities
	Index ETF	ETF	Active ETF
Net Investment Income (Loss)
Income:
Dividend	$298,182	$354,801	$—
Withholding tax	—	(304)	—
Interest	—	—	2,260,362
Total Income	298,182	354,497	2,260,362
Expenses:
Management and investment advisory fees	73,748	55,654	295,728
Total Gross Expenses	73,748	55,654	295,728
Less: Reimbursement from Advisor	(20,281)	(15,305)	—
Total Expenses	53,467	40,349	295,728
Net Investment Income	244,715	314,148	1,964,634
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(424,698)	(914,635)	(347,758)
In-kind redemptions	1,719,862	459,734	—
Change in unrealized appreciation (depreciation) of:
Investments	904,053	44,142	2,730,862
Net Realized and Unrealized Gain (Loss) on Investments	2,199,217	(410,759)	2,383,104
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,443,932	$(96,611)	$4,347,738

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2019

	Principal	Principal	Principal U.S.
	Sustainable	Ultra-Short	Mega-Cap
	Momentum	Active Income	Multi-Factor
	Index ETF	ETF (a)	Index ETF
Net Investment Income (Loss)
Income:
Dividend	$78,390	$—	$38,674,119
Withholding tax	(32)	—	—
Interest	—	55,629	—
Total Income	78,358	55,629	38,674,119
Expenses:
Management and investment advisory fees	16,025	3,717	2,398,851
Total Gross Expenses	16,025	3,717	2,398,851
Less: Reimbursement from Advisor	—	—	(479,770)
Total Expenses	16,025	3,717	1,919,081
Net Investment Income	62,333	51,912	36,755,038
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(134,921)	3	(19,696,205)
In-kind redemptions	—	—	100,862,831
Change in unrealized appreciation (depreciation) of:
Investments	220,129	17,870	108,677,962
Net Realized and Unrealized Gain on Investments	85,208	17,873	189,844,588
Net Increase in Net Assets Resulting from Operations	$147,541	$69,785	$226,599,626

(a)	Period from April 24, 2019, date operations commenced, through June 30, 2019.

See accompanying notes.

Statement of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2019

Principal U.S.
Small-Cap
Multi-Factor
Index ETF
Net Investment Income (Loss)
Income:
Dividend	$5,766,121
Withholding tax	(369)
Total Income	5,765,752
Expenses:
Management and investment advisory fees	1,331,782
Total Expenses	1,331,782
Net Investment Income	4,433,970
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(22,978,094)
In-kind redemptions	42,152,343
Change in unrealized appreciation (depreciation) of:
Investments	(40,968,590)
Net Realized and Unrealized Loss on Investments	(21,794,341)
Net Decrease in Net Assets Resulting from Operations	$(17,360,371)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Active Global Dividend
	Income ETF
	Year ended	Year ended
	June 30, 2019	June 30, 2018
Operations
Net investment income	$17,193,973	$14,790,307
Net realized gain on investments	1,254,462	6,620,794
Change in unrealized appreciation (depreciation) of investments and foreign currency	8,596,041	29,433,500
Net Increase in Net Assets Resulting from Operations	27,044,476	50,844,601
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(25,157,071)	(13,283,286)
Total Dividends and Distributions	(25,157,071)	(13,283,286)
Capital Share Transactions
Net increase in capital share transactions	9,866,044	239,306,479
Total Increase in Net Assets	11,753,449	276,867,794
Net Assets (b)
Beginning of period	705,435,202	428,567,408
End of period	$717,188,651	$705,435,202

Capital Share Transactions
Dollars:
Sold	$19,614,987	$239,306,479
Redeemed	(9,748,943)	—
Net Increase	$9,866,044	$239,306,479
Shares:
Sold	700,000	8,700,000
Redeemed	(350,000)	—
Net Increase	350,000	8,700,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $10,404,928 from net investment income and $2,878,358 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $6,617,701.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Active Income ETF (a)
	Year ended	Year ended
	June 30, 2019	June 30, 2018
Operations
Net investment income	$13,956,407	$12,661,124
Net realized gain (loss) on investments	820,496	3,699,713
Change in unrealized appreciation (depreciation) of investments and foreign currency	(1,252,222)	(7,458,891)
Net Increase in Net Assets Resulting from Operations	13,524,681	8,901,946
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(16,682,129)	(16,412,761)
Total Dividends and Distributions	(16,682,129)	(16,412,761)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(73,290,077)	14,393,113
Total Increase (Decrease) in Net Assets	(76,447,525)	6,882,298
Net Assets (c)
Beginning of period	292,966,743	286,084,445
End of period	$216,519,218	$292,966,743

Capital Share Transactions
Dollars:
Sold	$19,735,184	$14,393,113
Redeemed	(93,025,261)	—
Net Increase (Decrease)	$(73,290,077)	$14,393,113
Shares:
Sold	500,000	350,000
Redeemed	(2,350,000)	—
Net Increase (Decrease)	(1,850,000)	350,000

(a)	Effective May 1, 2019, Principal EDGE Active Income ETF changed its name to Principal Active Income ETF.
(b)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $13,250,549 from net investment income and $3,162,212 from net realized gain on investments.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $174,409.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Contrarian Value Index ETF
	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Operations
Net investment income	$62,766	$43,859
Net realized gain on investments	31,247	188,232
Change in unrealized appreciation (depreciation) of investments and foreign currency	72,388	(21,383)
Net Increase in Net Assets Resulting from Operations	166,401	210,708
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(59,096)	(28,200)
Total Dividends and Distributions	(59,096)	(28,200)
Capital Share Transactions
Net increase in capital share transactions	1,330,160	3,735,535
Total Increase in Net Assets	1,437,465	3,918,043
Net Assets (c)
Beginning of period	3,918,043	—
End of period	$5,355,508	$3,918,043

Capital Share Transactions
Dollars:
Sold	$2,617,157	$6,395,207
Redeemed	(1,286,997)	(2,659,672)
Net Increase	$1,330,160	$3,735,535
Shares:
Sold	100,000	250,001
Redeemed	(50,000)	(100,000)
Net Increase	50,000	150,001

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	For the period ended June 30, 2018, dividends and distributions to shareholders totaled $28,200 from net investment income.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $15,659.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Healthcare Innovators Index
	ETF
	Year ended	Year ended
	June 30, 2019	June 30, 2018
Operations
Net investment loss	$(206,535)	$(141,135)
Net realized gain on investments	437,096	4,422,410
Change in unrealized appreciation (depreciation) of investments and foreign currency	(313,182)	3,811,547
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,621)	8,092,822
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	—	(79,577)
Total Dividends and Distributions	—	(79,577)
Capital Share Transactions
Net increase in capital share transactions	4,692,133	36,950,430
Total Increase in Net Assets	4,609,512	44,963,675
Net Assets (b)
Beginning of period	52,103,773	7,140,098
End of period	$56,713,285	$52,103,773

Capital Share Transactions
Dollars:
Sold	$17,629,984	$53,405,667
Redeemed	(12,937,851)	(16,455,237)
Net Increase	$4,692,133	$36,950,430
Shares:
Sold	550,000	1,750,000
Redeemed	(400,000)	(500,000)
Net Increase	150,000	1,250,000

(a)	For the period ended June 30, 2018, dividends and distributions to shareholders totaled $79,577 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $(102,816).

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Investment Grade Corporate
	Active ETF
	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Operations
Net investment income	$8,348,813	$1,197,951
Net realized gain on investments	3,807,776	186,469
Change in unrealized appreciation (depreciation) of investments and foreign currency	8,074,319	(1,120,520)
Net Increase in Net Assets Resulting from Operations	20,230,908	263,900
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(9,092,787)	(618,904)
Total Dividends and Distributions	(9,092,787)	(618,904)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(119,307,966)	229,064,950
Total Increase (Decrease) in Net Assets	(108,169,845)	228,709,946
Net Assets (c)
Beginning of period	228,709,946	—
End of period	$120,540,101	$228,709,946

Capital Share Transactions
Dollars:
Sold	$—	$229,064,950
Redeemed	(119,307,966)	—
Net Increase (Decrease)	$(119,307,966)	$229,064,950
Shares:
Sold	—	9,300,001
Redeemed	(4,700,000)	—
Net Increase (Decrease)	(4,700,000)	9,300,001

(a)	Period from April 18, 2018, date operations commenced, through June 30, 2018.
(b)	For the period ended June 30, 2018, dividends and distributions to shareholders totaled $618,904 from net investment income.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $579,166.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Millennials Index ETF
	Year ended	Year ended
	June 30, 2019	June 30, 2018
Operations
Net investment income	$89,134	$86,576
Net realized gain on investments	1,610,100	1,031,588
Change in unrealized appreciation (depreciation) of investments and foreign currency	(1,332,880)	1,259,349
Net Increase in Net Assets Resulting from Operations	366,354	2,377,513
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(117,278)	(88,747)
Total Dividends and Distributions	(117,278)	(88,747)
Capital Share Transactions
Net increase in capital share transactions	564,845	10,698,562
Total Increase in Net Assets	813,921	12,987,328
Net Assets (b)
Beginning of period	20,217,029	7,229,701
End of period	$21,030,950	$20,217,029

Capital Share Transactions
Dollars:
Sold	$11,237,019	$14,219,990
Redeemed	(10,672,174)	(3,521,428)
Net Increase	$564,845	$10,698,562
Shares:
Sold	300,000	400,000
Redeemed	(300,000)	(100,000)
Net Increase	—	300,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $66,800 from net investment income and $21,947 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $53,354.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Price Setters Index ETF
	Year ended	Year ended
	June 30, 2019	June 30, 2018
Operations
Net investment income	$244,715	$187,597
Net realized gain on investments	1,295,164	2,147,776
Change in unrealized appreciation (depreciation) of investments and foreign currency	904,053	(154,823)
Net Increase in Net Assets Resulting from Operations	2,443,932	2,180,550
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(256,124)	(152,223)
Total Dividends and Distributions	(256,124)	(152,223)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(3,056,520)	12,369,418
Total Increase (Decrease) in Net Assets	(868,712)	14,397,745
Net Assets (b)
Beginning of period	21,654,802	7,257,057
End of period	$20,786,090	$21,654,802

Capital Share Transactions
Dollars:
Sold	$15,750,833	$25,876,656
Redeemed	(18,807,353)	(13,507,238)
Net Increase (Decrease)	$(3,056,520)	$12,369,418
Shares:
Sold	450,000	800,000
Redeemed	(550,000)	(400,000)
Net Increase (Decrease)	(100,000)	400,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $132,851 from net investment income and $19,372 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $62,809.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Shareholder Yield Index ETF
	Year ended	Year ended
	June 30, 2019	June 30, 2018
Operations
Net investment income	$314,148	$199,903
Net realized gain (loss) on investments	(454,901)	1,002,526
Change in unrealized appreciation (depreciation) of investments and foreign currency	44,142	(358,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,611)	844,046
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(303,638)	(146,115)
Total Dividends and Distributions	(303,638)	(146,115)
Capital Share Transactions
Net increase in capital share transactions	172,725	6,633,709
Total Increase (Decrease) in Net Assets	(227,524)	7,331,640
Net Assets (b)
Beginning of period	14,622,104	7,290,464
End of period	$14,394,580	$14,622,104

Capital Share Transactions
Dollars:
Sold	$6,273,624	$13,234,720
Redeemed	(6,100,899)	(6,601,011)
Net Increase	$172,725	$6,633,709
Shares:
Sold	200,000	400,000
Redeemed	(200,000)	(200,000)
Net Increase	—	200,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $141,901 from net investment income and $4,214 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $71,481.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Spectrum Preferred
	Securities Active ETF
	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Operations
Net investment income	$1,964,634	$1,787,217
Net realized loss on investments	(347,758)	(220,092)
Change in unrealized appreciation (depreciation) of investments and foreign currency	2,730,862	(2,499,380)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,347,738	(932,255)
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(2,777,398)	(1,646,143)
Total Dividends and Distributions	(2,777,398)	(1,646,143)
Capital Share Transactions
Net increase in capital share transactions	14,230,056	54,527,568
Total Increase in Net Assets	15,800,396	51,949,170
Net Assets (c)
Beginning of period	51,949,170	—
End of period	$67,749,566	$51,949,170

Capital Share Transactions
Dollars:
Sold	$14,230,056	$54,527,568
Redeemed	—	—
Net Increase	$14,230,056	$54,527,568
Shares:
Sold	150,000	550,001
Redeemed	—	—
Net Increase	150,000	550,001

(a)	Period from July 10, 2017, date operations commenced, through June 30, 2018.
(b)	For the period ended June 30, 2018, dividends and distributions to shareholders totaled $1,638,002 from net investment income and $8,141 from net realized gain on investments.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $127,978.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Sustainable Momentum
	Index ETF
	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Operations
Net investment income	$62,333	$31,402
Net realized gain (loss) on investments	(134,921)	267,364
Change in unrealized appreciation (depreciation) of investments and foreign currency	220,129	185,353
Net Increase in Net Assets Resulting from Operations	147,541	484,119
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(49,407)	(22,700)
Total Dividends and Distributions	(49,407)	(22,700)
Capital Share Transactions
Net increase in capital share transactions	—	5,141,295
Total Increase in Net Assets	98,134	5,602,714
Net Assets (c)
Beginning of period	5,602,714	—
End of period	$5,700,848	$5,602,714

Capital Share Transactions
Dollars:
Sold	$—	$7,943,624
Redeemed	—	(2,802,329)
Net Increase	$—	$5,141,295
Shares:
Sold	—	300,001
Redeemed	—	(100,000)
Net Increase	—	200,001

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	For the period ended June 30, 2018, dividends and distributions to shareholders totaled $22,700 from net investment income.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $8,702.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal Ultra-Short
Active Income ETF
Period ended
June 30, 2019 (a)
Operations
Net investment income	$51,912
Net realized gain on investments	3
Change in unrealized appreciation (depreciation) of investments and foreign currency	17,870
Net Increase in Net Assets Resulting from Operations	69,785
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(31,100)
Total Dividends and Distributions	(31,100)
Capital Share Transactions
Net increase in capital share transactions	12,503,901
Total Increase in Net Assets	12,542,586
Net Assets
Beginning of period	—
End of period	$12,542,586

Capital Share Transactions
Dollars:
Sold	$12,503,901
Redeemed	—
Net Increase	$12,503,901
Shares:
Sold	500,001
Redeemed	—
Net Increase	500,001

(a)	Period from April 24, 2019, date operations commenced, through June 30, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal U.S. Mega-Cap Multi-Factor
	Index ETF
	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Operations
Net investment income	$36,755,038	$16,854,431
Net realized gain (loss) on investments	81,166,626	(7,524,427)
Change in unrealized appreciation (depreciation) of investments and foreign currency	108,677,962	(6,503,673)
Net Increase in Net Assets Resulting from Operations	226,599,626	2,826,331
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(36,383,987)	(8,361,236)
Total Dividends and Distributions	(36,383,987)	(8,361,236)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(237,799,859)	1,672,060,181
Total Increase (Decrease) in Net Assets	(47,584,220)	1,666,525,276
Net Assets (c)
Beginning of period	1,666,525,276	—
End of period	$1,618,941,056	$1,666,525,276

Capital Share Transactions
Dollars:
Sold	$419,368,978	$1,909,927,244
Redeemed	(657,168,837)	(237,867,063)
Net Increase (Decrease)	$(237,799,859)	$1,672,060,181
Shares:
Sold	14,950,000	73,450,001
Redeemed	(23,300,000)	(9,400,000)
Net Increase (Decrease)	(8,350,000)	64,050,001

(a)	Period from October 11, 2017, date operations commenced, through June 30, 2018.
(b)	For the period ended June 30, 2018, dividends and distributions to shareholders totaled $8,361,236 from net investment income.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $8,493,195.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal U.S. Small-Cap Multi-Factor
	Index ETF
	Year ended	Year ended
	June 30, 2019	June 30, 2018
Operations
Net investment income	$4,433,970	$3,022,452
Net realized gain on investments	19,174,249	26,142,347
Change in unrealized appreciation (depreciation) of investments and foreign currency	(40,968,590)	23,950,375
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,360,371)	53,115,174
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(4,270,986)	(3,208,941)
Total Dividends and Distributions	(4,270,986)	(3,208,941)
Capital Share Transactions
Net increase in capital share transactions	25,655,605	25,803,832
Total Increase in Net Assets	4,024,248	75,710,065
Net Assets (b)
Beginning of period	351,175,630	275,465,565
End of period	$355,199,878	$351,175,630

Capital Share Transactions
Dollars:
Sold	$226,644,303	$259,486,789
Redeemed	(200,988,698)	(233,682,957)
Net Increase	$25,655,605	$25,803,832
Shares:
Sold	7,150,000	8,450,000
Redeemed	(6,350,000)	(7,500,000)
Net Increase	800,000	950,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $3,049,323 from net investment income and $159,618 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $633,577.

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2019

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of thirteen series, Principal Active Global Dividend Income ETF, Principal Active Income ETF, Principal Contrarian Value Index ETF, Principal Healthcare Innovators Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index ETF, Principal Ultra-Short Active Income ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF (collectively, the “Funds” and individually, a “Fund”). The Funds are “diversified”, and as such, the Funds’ investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.

Effective May 1, 2019, Principal EDGE Active Income ETF changed its name to Principal Active Income ETF.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares of the Funds are listed on the respective exchanges as listed below:

Fund	Exchange
Principal Active Global Dividend Income ETF	Cboe BZX Exchange, Inc.
Principal Active Income ETF	NYSE Arca
Principal Contrarian Value Index ETF	The Nasdaq Stock Market LLC
Principal Healthcare Innovators Index ETF	The Nasdaq Stock Market LLC
Principal Investment Grade Corporate Active ETF	NYSE Arca
Principal Millennials Index ETF	The Nasdaq Stock Market LLC
Principal Price Setters Index ETF	The Nasdaq Stock Market LLC
Principal Shareholder Yield Index ETF	The Nasdaq Stock Market LLC
Principal Spectrum Preferred Securities Active ETF	Cboe BZX Exchange, Inc.
Principal Sustainable Momentum Index ETF	The Nasdaq Stock Market LLC
Principal Ultra-Short Active Income ETF	NYSE Arca
Principal U.S. Mega-Cap Multi-Factor Index ETF	The Nasdaq Stock Market LLC
Principal U.S. Small-Cap Multi Factor Index ETF	The Nasdaq Stock Market LLC

Principal Active Global Dividend Income ETF initial investment and commencement of operations was on May 9, 2017. Principal Spectrum Preferred Securities Active ETF initial investment and commencement of operations was July 10, 2017. Principal U.S. Mega-Cap Multi-Factor Index ETF initial investment and commencement of operations was October 11, 2017. Principal Contrarian Value Index ETF and Principal Sustainable Momentum Index ETF initial investment and commencement of operations was October 18, 2017. Principal Investment Grade Corporate Active ETF initial investment and commencement of operations was April 18, 2018. Principal Ultra-Short Active Income ETF initial investment and commencement of operations was April 24, 2019.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2019

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Trust’s Board of Trustees. The Funds invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective Fund’s NAV.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are able to be issued or redeemed by APs.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees as may occasionally be necessary.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except when aggregated, Shares are not redeemable.

The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.

Expenses. For all Funds, a unitary investment management and advisory fee is charged.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2019

2. Significant Accounting Policies (continued)

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, real estate investment trust’s (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended June 30, 2019, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statement of Operations.

Recent Accounting Pronouncements. In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. As of June 30, 2019, the Funds have adopted the amendments and a retrospective beginning of period adjustment was made to the Statements of Assets and Liabilities for the applicable Funds. The impact to the financial statements is immaterial.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of June 30, 2019, the Funds have adopted the removal and modification of certain disclosures.

In August 2018, the Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification. The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of June 30, 2019, the Funds have adopted the new amendments.

3. Operating Policies

Indemnifications. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2019

3. Operating Policies (continued)

Underlying Funds. Series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc., affiliates of the Advisor, may invest in certain of the Funds (the “underlying funds”).

An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.

The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and the underlying funds. The Advisor is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2019, Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Total Percentage of
Fund	Outstanding Shares Owned
Principal Active Global Dividend Income ETF	99.42%
Principal Active Income ETF	84.74%
Principal Healthcare Innovators Index ETF	0.79%
Principal Investment Grade Corporate Active ETF	98.91%
Principal Millennials Index ETF	3.08%
Principal Price Setters Index ETF	1.04%
Principal Shareholder Yield Index ETF	4.51%
Principal Sustainable Momentum Index ETF	7.59%
Principal U.S. Mega-Cap Multi-Factor Index ETF	93.87%
Principal U.S. Small-Cap Multi-Factor Index ETF	95.95%

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following techniques: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2019

4. Fair Valuation (continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees. The Advisor has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Trust’s Board of Trustees. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2019

4. Fair Valuation (continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specific tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the year, there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Funds’ securities carried at value:

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Active Global Dividend Income ETF
Common Stocks*	$706,863,132	$—	$—	$706,863,132
Investment Companies	7,146,916	—	—	7,146,916
Total investments in securities	$714,010,048	$—	$—	$714,010,048
Principal Active Income ETF
Common Stocks
Basic Materials	$736,529	$—	$—	$736,529
Communications	1,274,895	—	—	1,274,895
Consumer, Cyclical	2,021,065	—	—	2,021,065
Consumer, Non-cyclical	5,598,173	—	—	5,598,173
Energy	7,039,680	—	—	7,039,680
Financial	17,385,812	—	—	17,385,812
Industrial	822,087	—	—	822,087
Technology	2,386,843	—	—	2,386,843
Utilities	3,770,169	—	—	3,770,169
Preferred Stocks*	15,570,430	—	—	15,570,430
Bonds*	—	152,566,437	—	152,566,437
Investment Companies	3,608,716	—	—	3,608,716
Total investments in securities	$60,214,399	$152,566,437	$—	$212,780,836
Principal Contrarian Value Index ETF
Common Stocks*	$5,334,049	$—	$—	$5,334,049
Investment Companies	15,151	—	—	15,151
Total investments in securities	$5,349,200	$—	$—	$5,349,200
Principal Healthcare Innovators Index ETF
Common Stocks*	$56,661,013	$—	$—	$56,661,013
Investment Companies	70,826	—	—	70,826
Total investments in securities	$56,731,839	$—	$—	$56,731,839
Principal Investment Grade Corporate Active ETF
Bonds*	$—	$117,530,665	$—	$117,530,665
Investment Companies	3,220,320	—	—	3,220,320
Total investments in securities	$3,220,320	$117,530,665	$—	$120,750,985
Principal Millennials Index ETF
Common Stocks*	$20,961,084	$—	$—	$20,961,084
Investment Companies	67,024	—	—	67,024
Total investments in securities	$21,028,108	$—	$—	$21,028,108
Principal Price Setters Index ETF
Common Stocks*	$20,726,946	$—	$—	$20,726,946
Investment Companies	48,050	—	—	48,050
Total investments in securities	$20,774,996	$—	$—	$20,774,996
Principal Shareholder Yield Index ETF
Common Stocks*	$14,341,394	$—	$—	$14,341,394
Investment Companies	38,617	—	—	38,617
Total investments in securities	$14,380,011	$—	$—	$14,380,011

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2019

4. Fair Valuation (continued)
		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Spectrum Preferred Securities Active ETF
Bonds*	$—	$65,850,211	$—	$65,850,211
Investment Companies	971,258	—	—	971,258
Total investments in securities	$971,258	$65,850,211	$—	$66,821,469
Principal Sustainable Momentum Index ETF
Common Stocks*	$5,680,654	$—	$—	$5,680,654
Investment Companies	13,255	—	—	13,255
Total investments in securities	$5,693,909	$—	$—	$5,693,909
Principal Ultra-Short Active Income ETF
Bonds*	$—	$9,963,301	$—	$9,963,301
Asset-Backed Securities	—	2,336,432	—	2,336,432
Investment Companies	157,002	—	—	157,002
Total investments in securities	$157,002	$12,299,733	$—	$12,456,735
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$1,612,462,008	$—	$—	$1,612,462,008
Investment Companies	5,459,750	—	—	5,459,750
Total investments in securities	$1,617,921,758	$—	$—	$1,617,921,758
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*	$353,351,977	$—	$—	$353,351,977
Total investments in securities	$353,351,977	$—	$—	$353,351,977
* For additional detail regarding sector classifications, please see the Schedules of Investments.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, some of which are affiliates of the Advisor. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal Healthcare Innovators Index ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials Index ETF	0.45%	0.43%	0.41%	0.40%
Principal Price Setters Index ETF	0.40%	0.38%	0.36%	0.35%
Principal Shareholder Yield Index ETF	0.40%	0.38%	0.36%	0.35%

Fund	All Assets
Principal Active Global Dividend Income ETF	0.58%
Principal Active Income ETF	0.49%^
Principal Contrarian Value Index ETF	0.29%
Principal Investment Grade Corporate Active ETF	0.26%
Principal Spectrum Preferred Securities Active ETF	0.55%
Principal Sustainable Momentum Index ETF	0.29%
Principal Ultra-Short Active Income ETF	0.18%
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.15%
Principal U.S. Small-Cap Multi-Factor Index ETF	0.38%

^ Prior to April 1, 2019, the management fee was 0.65%.

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2019

5. Management Agreement and Transactions with Affiliates (continued)

The limits are expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expense limits will expire on October 31, 2019 and are as follows:

Principal Price Setters Index ETF	0.29%
Principal Shareholder Yield Index ETF	0.29%
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.12%

Affiliated Ownership. At June 30, 2019, Principal Financial Services, Inc., Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. (each an affiliate of the Advisor) owned shares of the Funds as follows (amounts in thousands):

Fund	Shares
Principal Active Global Dividend Income ETF	25,800,000
Principal Active Income ETF	4,597,100
Principal Contrarian Value Index ETF	119,905
Principal Healthcare Innovators Index ETF	12,968
Principal Investment Grade Corporate Active ETF	4,550,000
Principal Millennials Index ETF	216,940
Principal Price Setters Index ETF	205,717
Principal Shareholder Yield Index ETF	220,317
Principal Spectrum Preferred Securities Active ETF	199,004
Principal Sustainable Momentum Index ETF	135,095
Principal Ultra-Short Active Income ETF	399,681
Principal U.S. Mega-Cap Multi-Factor Index ETF	52,283,999
Principal U.S. Small-Cap Multi-Factor Index ETF	10,842,885

6. Investment Transactions

For the year ended June 30, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Active Global Dividend Income ETF	$216,456,982	$224,550,645	$—		$—
Principal Active Income ETF	50,656,555	111,635,411	—	11,354,450
Principal Contrarian Value Index ETF	1,951,650	2,142,512	—		—
Principal Healthcare Innovators Index ETF	18,386,423	19,971,317	—		—
Principal Investment Grade Corporate Active ETF	196,901,234	314,334,111	—		—
Principal Millennials Index ETF	6,245,002	7,198,916	—		—
Principal Price Setters Index ETF	8,449,961	7,530,906	—		—
Principal Shareholder Yield Index ETF	7,570,313	6,804,754	—		—
Principal Spectrum Preferred Securities Active ETF	28,249,148	14,556,325	—		—
Principal Sustainable Momentum Index ETF	5,697,945	5,673,441	—		—
Principal Ultra-Short Active Income ETF	7,694,280	—	—		—
Principal U.S. Mega-Cap Multi- Factor Index ETF	431,758,589	430,349,271	—		—
Principal U.S. Small-Cap Multi- Factor Index ETF	286,497,962	286,536,404	—		—

For the year ended June 30, 2019, in-kind transactions were as follows:

Fund	Purchases			Sales
Principal Active Global Dividend Income ETF		$18,801,295		$9,550,632
Principal Contrarian Value Index ETF		2,617,424		1,086,836
Principal Healthcare Innovators Index ETF		17,629,609		11,526,482
Principal Millennials Index ETF		11,287,010		9,769,857
Principal Price Setters Index ETF		13,980,675		17,925,329
Principal Shareholder Yield Index ETF		6,270,997		6,824,472
Principal U.S. Mega-Cap Multi-Factor Index ETF	419,166,688			657,315,455
Principal U.S. Small-Cap Multi-Factor Index ETF	226,645,791			199,762,861

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2019

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid to shareholders for the years ended June 30, 2019, and June 30, 2018 was as follows:

	Ordinary Income		Long-Term Capital Gain*
	Year ended	Year ended	Year ended	Year ended
Fund	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Principal Active Global Dividend Income ETF	$20,184,875	$13,248,973	$4,972,196	$34,313
Principal Active Income ETF	14,143,301	15,210,889	2,538,828	1,201,872
Principal Contrarian Value Index ETF	59,096	28,200	—	—
Principal Healthcare Innovators Index ETF	—	64,403	—	15,174
Principal Investment Grade Corporate Active ETF	9,092,787	618,904	—	—
Principal Millennials Index ETF	117,278	88,655	—	92
Principal Price Setters Index ETF	256,124	152,119	—	104
Principal Shareholder Yield Index ETF	303,638	145,989	—	126
Principal Spectrum Preferred Securities Active ETF	2,777,398	1,646,143	—	—
Principal Sustainable Momentum Index ETF	49,407	22,700	—	—
Principal Ultra-Short Active Income ETF	31,100	N/A	—	N/A
Principal U.S. Mega-Cap Multi- Factor Index ETF	36,383,987	8,361,236	—	—
Principal U.S. Small-Cap Multi- Factor Index ETF	4,270,986	3,208,941	—	—

*	The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2019, the components of distributable earnings on a federal income tax basis were:

				Late Year
				Ordinary and
	Undistributed Undistributed		Unrealized	Post Oct	Other
	Ordinary	Long-Term	Appreciation/	Capital Loss	Temporary	Capital Loss
Fund	Income	Capital Gains	(Depreciation)	Deferrals	Differences^	Carryforward
Principal Active Global Dividend Income ETF	$8,057,210	$—	$37,679,063	$(3,032,970)	$—	$—
Principal Active Income ETF	951,601	—	4,385,808	—	(37,500)	(35,821)
Principal Contrarian Value Index ETF	19,329	—	49,643	—	—	(217,400)
Principal Healthcare Innovators Index ETF	—	—	3,947,602	(106,869)	—	(2,811,540)
Principal Investment Grade Corporate Active ETF	2,399,182	504,106	6,808,400	—	—	—
Principal Millennials Index ETF	24,563	—	340,507	—	—	(500,877)
Principal Price Setters Index ETF	51,400	—	1,133,674	—	—	(619,585)
Principal Shareholder Yield Index ETF	81,991	—	(230,825)	—	—	(932,448)
Principal Spectrum Preferred Securities Active ETF	332,450	—	(590,512)	—	—	(799,801)
Principal Sustainable Momentum Index ETF	21,628	—	405,338	—	—	(208,669)
Principal Ultra-Short Active Income ETF	30,861	—	7,859	—	—	(35)
Principal U.S. Mega-Cap Multi-Factor Index ETF	8,864,246	—	101,546,902	—	—	(41,535,289)
Principal U.S. Small-Cap Multi-Factor Index ETF	835,018	—	(2,500,904)	—	—	(33,569,820)

^ Represents book-to-tax accounting differences related to defaulted securities.

Capital Loss Carryforwards. As of June 30, 2019, the following Funds had net realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	No Expiration	No Expiration		Annual
Fund	Short-Term	Long-Term	Total	Limitations*
Principal Active Income ETF	$—	$35,821	$35,821	$—
Principal Contrarian Value Index ETF	182,012	35,388	217,400	117,286
Principal Healthcare Innovators Index ETF	900,289	1,911,251	2,811,540	—
Principal Millennials Index ETF	236,004	264,873	500,877	—
Principal Price Setters Index ETF	619,585	—	619,585	—
Principal Shareholder Yield Index ETF	685,160	247,288	932,448	—
Principal Spectrum Preferred Securities Active ETF	264,826	534,975	799,801	—
Principal Sustainable Momentum Index ETF	208,669	—	208,669	—
Principal Ultra-Short Active Income ETF	35	—	35	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	41,535,289	—	41,535,289	72,515
Principal U.S. Small-Cap Multi-Factor Index ETF	28,831,514	4,738,306	33,569,820	—

* In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2019

7. Federal Tax Information (continued)

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.

For the taxable year ended June 30, 2019, the Funds had late-year capital and ordinary losses as follows:

Fund	Late Year Ordinary Loss	Post October Loss Capital Loss
Principal Active Global Dividend Income ETF	$—	$(3,032,970)
Principal Healthcare Innovators Index ETF	(106,869)	—

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended June 30, 2019, the Funds recorded reclassifications as follows:

	Total Distributable
	Earnings
Fund	(Accumulated Loss)	Paid In Capital
Principal Active Global Dividend Income ETF	$(1,304,290)	$1,304,290
Principal Active Income ETF	(394,662)	394,662
Principal Contrarian Value Index ETF	(180,601)	180,601
Principal Healthcare Innovators Index ETF	(2,326,735)	2,326,735
Principal Investment Grade Corporate Active ETF	(1,071,429)	1,071,429
Principal Millennials Index ETF	(1,868,439)	1,868,439
Principal Price Setters Index ETF	(1,717,571)	1,717,571
Principal Shareholder Yield Index ETF	(459,422)	459,422
Principal Spectrum Preferred Securities Active ETF	(49,805)	49,805
Principal Sustainable Momentum Index ETF	(361)	361
Principal Ultra-Short Active Income ETF	—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	(100,677,100)	100,677,100
Principal U.S. Small-Cap Multi-Factor Index ETF	(42,367,027)	42,367,027

Federal Income Tax Basis. As of June 30, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:

			Net	Cost for
			Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal Active Global Dividend Income ETF	$83,571,022	$(45,904,025)	$37,666,997	$676,343,051
Principal Active Income ETF	12,428,920	(8,043,359)	4,385,561	208,395,275
Principal Contrarian Value Index ETF	323,162	(273,519)	49,643	5,299,557
Principal Healthcare Innovators Index ETF	12,095,558	(8,147,956)	3,947,602	52,784,237
Principal Investment Grade Corporate Active ETF	6,859,909	(51,509)	6,808,400	113,942,585
Principal Millennials Index ETF	1,805,989	(1,465,500)	340,489	20,687,619
Principal Price Setters Index ETF	1,488,904	(355,230)	1,133,674	19,641,322
Principal Shareholder Yield Index ETF	655,693	(886,518)	(230,825)	14,610,836
Principal Spectrum Preferred Securities Active ETF	698,667	(1,289,179)	(590,512)	67,411,981
Principal Sustainable Momentum Index ETF	626,771	(221,433)	405,338	5,288,571
Principal Ultra-Short Active Income ETF	14,955	(7,096)	7,859	12,448,876
Principal U.S. Mega-Cap Multi- Factor Index ETF	142,333,285	(40,786,383)	101,546,902	1,516,374,856
Principal U.S. Small-Cap Multi- Factor Index ETF	27,793,584	(30,294,488)	(2,500,904)	355,852,881

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. Effective July 23, 2019, Principal International Multi-Factor Core Index ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF and Principal U.S. Small-MidCap Multi-Factor Core Index ETF, additional series of the Trust, were launched. There were no additional items requiring adjustment of the financial statements or additional disclosure.

     Schedule of Investments Principal Active Global Dividend Income ETF

June 30, 2019

COMMON STOCKS — 98.56%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 1.02%			Insurance (continued)
Boeing Co/The	20,121	$7,324,245	Swiss Re AG	106,424	$10,819,010

Airlines — 0.32%					$28,494,124
Alaska Air Group Inc	35,961	2,298,268	Internet — 1.38%
Apparel — 2.00%			Rightmove PLC	1,451,562	9,856,714
LVMH Moet Hennessy Louis Vuitton SE	33,655	14,324,126	Media — 2.40%
Auto Manufacturers — 3.28%			Walt Disney Co/The	123,412	17,233,252
Nissan Motor Co Ltd	817,100	5,847,743	Metal Fabrication & Hardware — 1.18%
PACCAR Inc	246,452	17,660,750	Norma Group SE	203,521	8,433,082

		$23,508,493	Multi-National — 2.06%
Auto Parts & Equipment — 3.74%			Banco Latinoamericano de Comercio Exterior
Autoliv Inc	90,226	6,361,835	SA, Class E	707,751	14,742,453
Bridgestone Corp	273,500	10,760,905
Magna International Inc	194,738	9,689,686	Oil & Gas — 5.97%
			Chevron Corp	134,009	16,676,080
		$26,812,426	Royal Dutch Shell PLC, Class B	450,697	14,772,672
Banks — 8.94%			Vermilion Energy Inc	521,819	11,336,528
Banco Bilbao Vizcaya Argentaria SA	1,177,932	6,585,961			$42,785,280
ING Groep NV	712,104	8,256,044
JPMorgan Chase & Co	193,391	21,621,114	Oil & Gas Services — 1.29%
Nordea Bank Abp	908,104	6,593,084	Core Laboratories NV	177,492	9,279,282
PacWest Bancorp	543,044	21,086,398	Pharmaceuticals — 7.24%
		$64,142,601	Novo Nordisk A/S, Class B	258,349	13,165,108
			Pfizer Inc	431,189	18,679,107
Beverages — 4.51%			Roche Holding AG	71,410	20,090,920
Ambev SA ADR	4,030,841	18,824,028
Diageo PLC	314,210	13,503,201			$51,935,135
		$32,327,229	Real Estate — 0.95%
			Daito Trust Construction Co Ltd	53,600	6,828,326
Biotechnology — 1.33%
CSL Ltd	63,393	9,568,587	REITs — 1.29%
			Keppel DC REIT	7,478,800	9,231,039
Chemicals — 3.49%
Albemarle Corp	81,867	5,764,256	Retail — 1.39%
DuPont de Nemours Inc	40,077	3,008,580	Nordstrom Inc	313,623	9,992,029
Givaudan SA	3,212	9,068,093	Semiconductors — 6.00%
Petronas Chemicals Group Bhd	3,544,900	7,205,604	Lam Research Corp	46,221	8,682,153
		$25,046,533	Microchip Technology Inc	134,285	11,642,509
Commercial Services — 2.61%			Taiwan Semiconductor Manufacturing Co Ltd
Experian PLC	286,198	8,664,814	ADR	579,582	22,702,227
Ritchie Bros Auctioneers Inc	302,801	10,059,049			$43,026,889
		$18,723,863	Software — 6.63%
Computers — 2.99%			Broadridge Financial Solutions Inc	98,100	12,525,408
Apple Inc	108,418	21,458,091	Microsoft Corp	175,443	23,502,344
			SAP SE	83,974	11,530,992
Construction Materials — 1.35%
James Hardie Industries PLC	735,232	9,652,372			$47,558,744
			Telecommunications — 3.31%
Diversified Financial Services — 1.82%			BCE Inc	339,586	15,449,990
Deutsche Boerse AG	92,146	13,034,536	Telenor ASA	390,515	8,290,567
Electric — 0.96%					$23,740,557
CLP Holdings Ltd	623,000	6,874,637
			Toys, Games & Hobbies — 2.16%
Electronics — 1.75%			Hasbro Inc	146,835	15,517,523
TE Connectivity Ltd	130,762	12,524,384
			Transportation — 2.01%
Food — 3.17%			Union Pacific Corp	85,352	14,433,877
BIM Birlesik Magazalar AS	804,785	11,070,050
Danone SA	137,654	11,661,216	TOTAL COMMON STOCKS		$706,863,132
		$22,731,266	INVESTMENT COMPANIES — 1.00%	Shares Held	Value
Gas — 2.13%			Money Market Fund — 1.00%
Rubis SCA	271,667	15,297,352	State Street Institutional U.S. Government
			Money Market Fund 2.31% (a)	7,146,916	$7,146,916
Healthcare — Products — 1.85%
Coloplast A/S, Class B	117,342	13,260,559	TOTAL INVESTMENT COMPANIES		$7,146,916
Household Products/Wares — 2.07%			Total Investments		$714,010,048
Avery Dennison Corp	31,137	3,601,928	Other Assets and Liabilities — 0.44%		$3,178,603
Reckitt Benckiser Group PLC	142,728	11,263,330
			TOTAL NET ASSETS — 100.00%		$717,188,651
		$14,865,258
Insurance — 3.97%			(a) Current yield shown is as of period end.
Beazley PLC	1,221,389	8,554,328
Chubb Ltd	61,924	9,120,786

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
June 30, 2019

Portfolio Summary (unaudited)
Country	Percent
United States	36.23%
Switzerland	8.59%
United Kingdom	7.23%
Canada	6.49%
France	5.76%
Germany	4.60%
Netherlands	4.50%
Denmark	3.68%
Japan	3.27%
Taiwan	3.17%
Brazil	2.62%
Panama	2.06%
Turkey	1.54%
Ireland	1.35%
Australia	1.33%
Singapore	1.29%
Norway	1.16%
Malaysia	1.00%
Hong Kong	0.96%
Finland	0.92%
Spain	0.92%
Sweden	0.89%
Other Assets and Liabilities	0.44%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Active Income ETF

June 30, 2019

COMMON STOCKS — 18.95%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Apparel — 0.28%			REITs (continued)
VF Corp	6,943	$606,471	Medical Properties Trust Inc	77,275	$1,347,676
Banks — 4.25%			Omega Healthcare Investors Inc	15,602	573,374
Bank of Hawaii Corp	11,543	957,030			$5,425,757
Bank of Nova Scotia/The	6,620	359,797	Semiconductors — 0.66%
Columbia Banking System Inc	26,335	952,800	Applied Materials Inc	10,335	464,145
Cullen / Frost Bankers Inc	10,739	1,005,815	Microchip Technology Inc	11,171	968,526
East West Bancorp Inc	26,253	1,227,853
JPMorgan Chase & Co	10,578	1,182,621			$1,432,671
PacWest Bancorp	27,201	1,056,215	Telecommunications — 0.59%
SunTrust Banks Inc	9,264	582,242	BCE Inc	28,032	1,274,895
US Bancorp	17,661	925,436
Washington Trust Bancorp Inc	18,337	956,825	Toys, Games & Hobbies — 0.42%
			Hasbro Inc	8,648	913,921
		$9,206,634
Chemicals — 0.34%			TOTAL COMMON STOCKS		$41,035,253
Albemarle Corp	5,232	368,385	PREFERRED STOCKS — 7.19%	Shares Held	Value
DuPont de Nemours Inc	4,904	368,144
			Banks — 2.78%
		$736,529	Bank of America Corp; Series EE
Computers — 0.44%			6.00%, 04/25/2021 (a)	10,000	$265,700
Apple Inc	4,821	954,172	Bank of America Corp; Series Y
			6.50%, 01/27/2020 (a)	20,000	510,400
Diversified Financial Services — 0.91%
BGC Partners Inc, Class A	192,157	1,004,981	Goldman Sachs Group Inc/The; Series N
			6.30%, 05/10/2021 (a)	40,000	1,060,000
BlackRock Inc	2,079	975,675
			JPMorgan Chase & Co; Series BB
		$1,980,656	6.15%, 09/01/2020 (a)	25,000	655,000
Electric — 1.74%			KeyCorp; Series F
ALLETE Inc	13,678	1,138,146	5.65%, 12/15/2023 (a)	50,000	1,272,500
Eversource Energy	10,455	792,071	Morgan Stanley; Series I
WEC Energy Group Inc	11,023	918,987	(3-month USD LIBOR + 3.71%),
Xcel Energy Inc	15,481	920,965	6.38%, 10/15/2024 (a),(b)	10,000	268,200
		$3,770,169	Morgan Stanley; Series E
Food — 0.26%			(3-month USD LIBOR + 4.32%),
			7.13%, 10/15/2023 (a),(b)	35,000	974,400
Hormel Foods Corp	7,097	287,712
Tyson Foods Inc, Class A	3,366	271,771	Wells Fargo & Co; Series Y
			5.63%, 06/15/2022 (a)	40,000	1,024,400
		$559,483
					$6,030,600
Healthcare — Products — 0.87%
Abbott Laboratories	11,303	950,582	Electric — 1.68%
Medtronic PLC	9,531	928,224	Alabama Power Co; Series Y
			5.00%, 10/01/2022 (a)	40,000	1,021,600
		$1,878,806
			Duke Energy Corp; Series A
Leisure Time — 0.23%			5.75%, 06/15/2024 (a)	35,000	924,700
Acushnet Holdings Corp	19,066	500,673	Entergy Louisiana LLC
Machinery — Diversified — 0.38%			4.88%, 09/01/2021	25,000	642,500
Deere & Co	4,961	822,087	Entergy Mississippi Inc
			4.90%, 10/01//2026	25,000	644,000
Oil & Gas — 2.19%			NextEra Energy Capital Holdings Inc; Series I
Chevron Corp	7,692	957,192	5.13%, 11/15/2072	16,000	399,680
Exxon Mobil Corp	10,937	838,102
HollyFrontier Corp	23,061	1,067,263			$3,632,480
Marathon Petroleum Corp	19,377	1,082,787	Gas — 0.55%
Occidental Petroleum Corp	16,017	805,335	NiSource Inc
		$4,750,679	6.50%, 03/15/2024	45,000	1,181,250
Pharmaceuticals — 1.46%			REITs — 2.18%
Johnson & Johnson	6,634	923,984	Kimco Realty Corp; Series L
Merck & Co Inc	12,630	1,059,026	5.13%, 08/16/2022 (a)	40,000	981,600
Pfizer Inc	27,167	1,176,874	PS Business Parks Inc; Series W
		$3,159,884	5.20%, 10/20/2021 (a)	20,000	498,600
			PS Business Parks Inc; Series Y
Pipelines — 1.06%			5.20%, 12/07/2022 (a)	30,000	735,600
EnLink Midstream LLC	86,842	876,236
Plains GP Holdings LP, Class A	26,628	664,901	Public Storage; Series E
			4.90%, 10/14/2021 (a)	15,000	367,650
Targa Resources Corp	19,049	747,864
			Public Storage; Series H
		$2,289,001	5.60%, 03/11/2024 (a)	35,000	916,650
Real Estate — 0.36%			Vornado Realty Trust; Series M
Newmark Group Inc, Class A	86,054	772,765	5.25%, 12/13/2022 (a)	50,000	1,226,000

REITs — 2.51%					$4,726,100
Alexandria Real Estate Equities Inc	2,094	295,442
Annaly Capital Management Inc	55,325	505,117	TOTAL PREFERRED STOCKS		$15,570,430
Digital Realty Trust Inc	11,640	1,371,076
EPR Properties	17,872	1,333,072

See accompanying notes.

     Schedule of Investments Principal Active Income ETF

June 30, 2019

	Principal			Principal
BONDS — 70.46%	Amount	Value	BONDS (continued)	Amount	Value
Auto Parts & Equipment — 1.60%			Iron & Steel — 0.99%
Titan International Inc			Allegheny Technologies Inc
6.50%, 11/30/2023	$4,000,000	$3,470,000	7.88%, 08/15/2023	$2,000,000	$2,143,100
Banks — 1.40%			Lodging — 1.43%
JPMorgan Chase & Co			Boyd Gaming Corp
(3-month USD LIBOR + 3.25)%,			6.88%, 05/15/2023	3,000,000	3,097,500
5.15%, 12/29/2049 (a),(b)	3,000,000	3,041,250
			Media — 6.59%
Chemicals — 2.84%			CCO Holdings LLC / CCO Holdings Capital Corp
Kraton Polymers LLC / Kraton Polymers Capital			5.13%, 05/01/2027 (c)	1,000,000	1,035,360
Corp			5.75%, 01/15/2024	2,000,000	2,044,750
7.00%, 04/15/2025 (c)	3,000,000	3,037,500	CSC Holdings LLC
OCI NV			6.75%, 11/15/2021	3,000,000	3,210,000
6.63%, 04/15/2023 (c)	3,000,000	3,120,000	DISH DBS Corp
		$6,157,500	5.88%, 11/15/2024	3,000,000	2,838,750
			Sirius XM Radio Inc
Commercial Services — 0.94%			5.38%, 04/15/2025 (c)	3,000,000	3,093,750
Avis Budget Car Rental LLC / Avis Budget			Viacom Inc
Finance Inc			(3-month USD LIBOR + 3.90%),
5.50%, 04/01/2023	2,000,000	2,042,500	5.88%, 02/28/2057 (b)	1,000,000	1,020,500
Diversified Financial Services — 1.49%			(3-month USD LIBOR + 3.90%),
			6.25%, 02/28/2057 (b)	1,000,000	1,035,000
Jefferies Group LLC
6.25%, 01/15/2036	3,000,000	3,233,163			$14,278,110
Electric — 5.71%			Mining — 1.39%
Emera Inc			Freeport-McMoRan Inc
(3-month USD LIBOR + 5.44%),			3.88%, 03/15/2023	3,000,000	3,000,000
6.75%, 06/15/2076 (b)	3,000,000	3,217,500
			Mortgage Backed Securities — 6.44%
GenOn Energy Inc			Citigroup Commercial Mortgage Trust 2015-GC29
0.00%, 10/15/2020 (d),(e),(f)	3,100,000	—	4.28%, 04/10/2048 (g)	750,000	781,014
GenOn Energy Inc / NRG Americas Inc			COMM 2015-CCRE22 Mortgage Trust
(6-month USD LIBOR + 6.50%),			4.26%, 03/10/2048 (g)	500,000	523,174
9.04%, 12/01/2023 (b)	672,069	666,188
			GS Mortgage Securities Trust 2013-GC13
PPL Capital Funding Inc			4.22%, 07/10/2046 (c),(g)	500,000	513,765
(3-month USD LIBOR + 2.67%),			GS Mortgage Securities Trust 2013-GCJ12
5.00%, 03/30/2067 (b)	4,000,000	3,650,964	4.18%, 06/10/2046 (g)	2,000,000	2,033,478
Talen Energy Supply LLC			GS Mortgage Securities Trust 2014-GC20
4.60%, 12/15/2021	5,000,000	4,825,000	5.13%, 04/10/2047 (g)	2,000,000	2,093,805
		$12,359,652	GS Mortgage Securities Trust 2014-GC24
			4.67%, 09/10/2047 (g)	500,000	462,901
Entertainment — 0.82%
AMC Entertainment Holdings Inc			GS Mortgage Securities Trust 2015-GC32
			4.56%, 07/10/2048 (g)	1,241,000	1,309,263
6.13%, 05/15/2027	2,000,000	1,780,000
			JP Morgan Chase Commercial Mortgage
Environmental Control — 4.78%			Securities Trust 2012-LC9
Advanced Disposal Services Inc			4.53%, 12/15/2047 (c),(g)	1,750,000	1,702,071
5.63%, 11/15/2024 (c)	3,000,000	3,138,750	Wells Fargo Commercial Mortgage
Covanta Holding Corp			Trust 2014-LC16
5.88%, 03/01/2024	2,000,000	2,060,000	4.46%, 08/15/2050	1,000,000	1,004,383
5.88%, 07/01/2025	2,000,000	2,080,000	Wells Fargo Commercial Mortgage
Waste Pro USA Inc			Trust 2015-SG1
5.50%, 02/15/2026 (c)	3,000,000	3,067,500	4.62%, 09/15/2048 (g)	1,600,000	1,638,241
		$10,346,250	WFRBS Commercial Mortgage Trust 2013-C14
			4.11%, 06/15/2046 (c),(g)	500,000	474,401
Healthcare — Products — 1.88%
			WFRBS Commercial Mortgage Trust 2014-C22
Hologic Inc			3.92%, 09/15/2057 (g)	1,000,000	995,037
4.63%, 02/01/2028 (c)	4,000,000	4,060,000
			4.06%, 09/15/2057 (c),(g)	500,000	422,749
Healthcare — Services — 4.34%					$13,954,282
Encompass Health Corp
5.75%, 09/15/2025	3,000,000	3,116,250	Office & Business Equipment — 0.99%
HCA Inc			CDW LLC / CDW Finance Corp
5.63%, 09/01/2028	3,000,000	3,247,500	5.50%, 12/01/2024	2,000,000	2,138,000
Surgery Center Holdings Inc			Oil & Gas — 7.36%
6.75%, 07/01/2025 (c)	3,500,000	3,027,500	Gulfport Energy Corp
		$9,391,250	6.38%, 01/15/2026	6,000,000	4,545,000
			Nabors Industries Inc
Home Builders — 1.48%			5.50%, 01/15/2023	2,000,000	1,870,000
PulteGroup Inc			Rowan Cos Inc
6.38%, 05/15/2033	3,000,000	3,198,750	4.75%, 01/15/2024	3,000,000	2,280,000
Insurance — 1.94%			4.88%, 06/01/2022	2,000,000	1,842,500
MetLife Inc			W&T Offshore Inc
9.25%, 04/08/2038 (c)	3,000,000	4,200,000	9.75%, 11/01/2023 (c)	3,000,000	2,872,500

See accompanying notes.

     Schedule of Investments Principal Active Income ETF

June 30, 2019

	Principal		(e) Fair value of the investment is determined in good faith by the Advisor
BONDS (continued)	Amount	Value	under procedures established and periodically reviewed by the Board of
Oil & Gas (continued)			Directors. As of June 30, 2019, the fair value of the security totaled $0 or
Whiting Petroleum Corp			0.00% of net assets.
5.75%, 03/15/2021	$2,500,000	$2,518,750
			(f) Security is defaulted.
		$15,928,750	(g) Certain variable rate securities are not based on a published reference rate
Oil & Gas Services — 0.94%			and spread but are determined by the issuer or agent and are based on
Weatherford International Ltd			current market conditions. These securities do not indicate a reference rate
0.00%, 04/15/2022 (f)	4,000,000	2,030,000
			and spread in their description. Rate shown is the rate in effect as of period
Packaging & Containers — 1.41%			end.
Reynolds Group Issuer Inc / Reynolds Group			(h) Current yield shown is as of period end.
Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023 (c)	3,000,000	3,056,250	Portfolio Summary (unaudited)
Pharmaceuticals — 1.86%			Sector	Percent
HLF Financing Sarl LLC / Herbalife			Financial	19.73%
International Inc			Energy	16.25%
7.25%, 08/15/2026 (c)	4,000,000	4,020,000	Consumer, Non-cyclical	11.60%
			Communications	10.13%
Pipelines — 4.16%			Utilities	9.13%
EnLink Midstream Partners LP			Industrial	7.98%
4.15%, 06/01/2025	4,000,000	3,920,000	Consumer, Cyclical	7.69%
NGPL PipeCo LLC			Mortgage Securities	6.44%
4.88%, 08/15/2027 (c)	2,000,000	2,117,500
			Basic Materials	5.56%
Transcanada Trust			Technology	2.09%
(3-month USD LIBOR + 3.53%),			Investment Companies	1.67%
5.63%, 05/20/2075 (b)	3,000,000	2,968,380
			Other Assets and Liabilities	1.73%
		$9,005,880	TOTAL NET ASSETS	100.00%
REITs — 1.90%
CBL & Associates LP
5.95%, 12/15/2026	6,000,000	4,110,000
Storage/Warehousing — 1.43%
Mobile Mini Inc
5.88%, 07/01/2024	3,000,000	3,090,000
Telecommunications — 2.94%
Sprint Corp
7.88%, 09/15/2023	3,000,000	3,258,750
T-Mobile USA Inc
6.38%, 03/01/2025	3,000,000	3,115,500
		$6,374,250
Transportation — 1.41%
XPO Logistics Inc
6.50%, 06/15/2022 (c)	3,000,000	3,060,000

TOTAL BONDS		$152,566,437
INVESTMENT COMPANIES — 1.67%	Shares Held	Value
Money Market Fund — 1.67%
State Street Institutional U.S. Government
Money Market Fund 2.31% (h)	3,608,716	3,608,716

TOTAL INVESTMENT COMPANIES		$3,608,716
Total Investments		$212,780,836
Other Assets and Liabilities — 1.73%		$3,738,382
TOTAL NET ASSETS — 100.00%		$216,519,218

(a) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $46,019,596 or 21.25% of net assets.
(d) Non-income producing security

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

June 30, 2019

COMMON STOCKS — 99.60%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.16%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	390	$8,810	Gilead Sciences Inc	138	$9,323
			Ultragenyx Pharmaceutical Inc (a)	140	8,890
Aerospace & Defense — 0.93%
Barnes Group Inc	355	20,001			$90,261
Raytheon Co	48	8,346	Chemicals — 3.91%
United Technologies Corp	164	21,353	Air Products & Chemicals Inc	49	11,092
		$49,700	Cabot Corp	645	30,773
Agriculture — 1.14%			CF Industries Holdings Inc	212	9,902
Archer-Daniels-Midland Co	717	29,254	Eastman Chemical Co	368	28,641
Bunge Ltd	574	31,977	FMC Corp	266	22,065
			Huntsman Corp	1,206	24,651
		$61,231	International Flavors & Fragrances Inc	162	23,504
Airlines — 2.01%			LyondellBasell Industries NV, Class A	105	9,044
Alaska Air Group Inc	494	31,572	Mosaic Co/The	956	23,929
Delta Air Lines Inc	425	24,119	Olin Corp	1,180	25,854
JetBlue Airways Corp (a)	1,813	33,522			$209,455
Southwest Airlines Co	368	18,687
			Commercial Services — 3.20%
		$107,900	ASGN Inc (a)	139	8,423
Apparel — 1.52%			CoreLogic Inc (a)	575	24,052
Columbia Sportswear Co	87	8,714	ManpowerGroup Inc	361	34,873
PVH Corp	266	25,174	Quanta Services Inc	851	32,500
Ralph Lauren Corp	167	18,970	ServiceMaster Global Holdings Inc (a)	467	24,326
Tapestry Inc	590	18,721	United Rentals Inc (a)	153	20,292
Under Armour Inc, Class C (a)	446	9,901	Worldpay Inc, Class A (a)	219	26,839
		$81,480			$171,305
Auto Manufacturers — 0.42%			Computers — 3.27%
PACCAR Inc	311	22,286	CACI International Inc, Class A (a)	167	34,166
			Cognizant Technology Solutions Corp, Class A	127	8,050
Auto Parts & Equipment — 1.02%			DXC Technology Co	464	25,590
BorgWarner Inc	746	31,317	Genpact Ltd	270	10,284
Goodyear Tire & Rubber Co/The	1,511	23,118	Hewlett Packard Enterprise Co	1,863	27,852
		$54,435	Leidos Holdings Inc	326	26,031
Banks — 8.46%			MAXIMUS Inc	127	9,213
Associated Banc-Corp	955	20,189	Perspecta Inc	1,443	33,781
Bank of America Corp	513	14,877			$174,967
Bank of New York Mellon Corp/The	127	5,607	Construction Materials — 2.96%
BankUnited Inc	409	13,800	Eagle Materials Inc	396	36,709
BB&T Corp	131	6,436	Fortune Brands Home & Security Inc	438	25,023
BOK Financial Corp	74	5,585	Johnson Controls International PLC	863	35,650
Chemical Financial Corp	485	19,938	Owens Corning	605	35,211
CIT Group Inc	436	22,907	Vulcan Materials Co	189	25,952
Citizens Financial Group Inc	602	21,287
Fifth Third Bancorp	541	15,094			$158,545
First Citizens BancShares Inc, Class A	16	7,204	Distribution/Wholesale — 0.54%
First Hawaiian Inc	247	6,390	LKQ Corp (a)	1,095	29,138
First Horizon National Corp	1,422	21,230
FNB Corp	1,816	21,374	Diversified Financial Services — 1.59%
Hancock Whitney Corp	509	20,391	Alliance Data Systems Corp	52	7,287
Home BancShares Inc	765	14,734	Ally Financial Inc	838	25,970
Huntington Bancshares Inc	463	6,399	Jefferies Financial Group Inc	1,492	28,691
IBERIABANK Corp	284	21,541	KKR & Co Inc, Class A	300	7,581
PacWest Bancorp	542	21,046	Synchrony Financial	457	15,844
Pinnacle Financial Partners Inc	379	21,785			$85,373
PNC Financial Services Group Inc/The	119	16,336	Electrical Components & Equipment — 1.14%
Prosperity Bancshares Inc	200	13,210	Acuity Brands Inc	159	21,928
Regions Financial Corp	1,355	20,244	AMETEK Inc	112	10,174
Signature Bank	49	5,921	Hubbell Inc	76	9,911
Synovus Financial Corp	168	5,880	Littelfuse Inc	107	18,929
Umpqua Holdings Corp	1,223	20,290
United Bankshares Inc	388	14,391			$60,942
Valley National Bancorp	2,104	22,681	Electronics — 4.19%
Wells Fargo & Co	134	6,341	Arrow Electronics Inc (a)	383	27,296
Wintrust Financial Corp	91	6,658	Avnet Inc	701	31,734
Zions Bancorp NA	292	13,426	FLIR Systems Inc	175	9,468
		$453,192	Fortive Corp	110	8,967
			Garmin Ltd	246	19,631
Beverages — 0.46%			Gentex Corp	1,015	24,979
Constellation Brands Inc, Class A	124	24,421	Jabil Inc	1,069	33,780
Biotechnology — 1.69%			PerkinElmer Inc	95	9,152
Alexion Pharmaceuticals Inc (a)	156	20,433	TE Connectivity Ltd	257	24,616
Bio-Rad Laboratories Inc, Class A (a)	111	34,697	Trimble Inc (a)	224	10,105
Bluebird Bio Inc (a)	133	16,918

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Electronics (continued)			Insurance (continued)
Woodward Inc	218	$24,669	Chubb Ltd	49	$7,217
			Enstar Group Ltd (a)	84	14,640
		$224,397
			Hartford Financial Services Group Inc/The	135	7,522
Engineering & Construction — 2.01%			Loews Corp	477	26,078
EMCOR Group Inc	419	36,914	Old Republic International Corp	319	7,139
Jacobs Engineering Group Inc	410	34,600	Prudential Financial Inc	232	23,432
MasTec Inc (a)	701	36,122
			Reinsurance Group of America Inc	103	16,071
		$107,636	RenaissanceRe Holdings Ltd	45	8,010
Entertainment — 0.54%					$210,828
Cinemark Holdings Inc	238	8,592	Internet — 0.43%
Madison Square Garden Co/The Class A (a)	72	20,156	Snap Inc, Class A (a)	915	13,084
		$28,748	Twitter Inc (a)	291	10,156
Environmental Control — 0.43%					$23,240
Republic Services Inc	263	22,786	Iron & Steel — 0.50%
Food — 2.13%			Allegheny Technologies Inc (a)	1,066	26,863
Flowers Foods Inc	438	10,192	Leisure Time — 0.95%
General Mills Inc	190	9,979	Brunswick Corp	391	17,943
Ingredion Inc	223	18,395	Carnival Corp	518	24,113
Kroger Co/The	704	15,284	Harley-Davidson Inc	242	8,671
Performance Food Group Co (a)	535	21,416
Pilgrim’s Pride Corp (a)	1,536	38,999			$50,727
		$114,265	Lodging — 0.33%
			Boyd Gaming Corp	302	8,136
Forest Products & Paper — 0.54%			Wyndham Hotels & Resorts Inc	171	9,531
International Paper Co	665	28,808
					$17,667
Hand/Machine Tools — 1.97%
Colfax Corp (a)	1,146	32,122	Machinery — Construction & Mining — 0.61%
			Oshkosh Corp	391	32,645
Regal Beloit Corp	361	29,497
Snap-on Inc	129	21,368	Machinery — Diversified — 3.77%
Stanley Black & Decker Inc	156	22,559	AGCO Corp	447	34,674
		$105,546	Crane Co	244	20,360
			Cummins Inc	136	23,302
Healthcare — Products — 3.32%			Curtiss-Wright Corp	171	21,739
Becton Dickinson and Co	83	20,917	Dover Corp	99	9,920
Cooper Cos Inc/The	32	10,780	Flowserve Corp	465	24,501
Danaher Corp	163	23,296	Gardner Denver Holdings Inc (a)	785	27,161
DENTSPLY SIRONA Inc	724	42,252	Middleby Corp/The (a)	73	9,906
Globus Medical Inc, Class A (a)	184	7,783
			Roper Technologies Inc	28	10,255
Henry Schein Inc (a)	151	10,555
			Wabtec Corp	282	20,236
ICU Medical Inc (a)	36	9,069
Integra LifeSciences Holdings Corp (a)	374	20,888			$202,054
Medtronic PLC	228	22,205	Media — 1.89%
Thermo Fisher Scientific Inc	35	10,279	Altice USA Inc, Class A	411	10,008
			Liberty Media Corp-Liberty Braves, Series C (a)	322	9,007
		$178,024
			New York Times Co/The Class A	273	8,905
Healthcare — Services — 3.36%			News Corp, Class A	2,322	31,324
Anthem Inc	69	19,473	Viacom Inc, Class B	1,038	31,005
Catalent Inc (a)	478	25,912
			Walt Disney Co/The	80	11,171
Centene Corp (a)	501	26,272
IQVIA Holdings Inc (a)	64	10,298			$101,420
Laboratory Corp of America Holdings (a)	142	24,552	Metal Fabrication & Hardware — 0.87%
Quest Diagnostics Inc	351	35,735	RBC Bearings Inc (a)	64	10,676
Teladoc Health Inc (a)	139	9,231	Timken Co/The	699	35,887
Universal Health Services Inc, Class B	217	28,295			$46,563
		$179,768	Mining — 1.10%
Home Builders — 1.29%			Newmont Goldcorp Corp	910	35,008
DR Horton Inc	783	33,771	Royal Gold Inc	234	23,982
PulteGroup Inc	1,120	35,414			$58,990
		$69,185	Miscellaneous Manufacture — 2.57%
Home Furnishings — 0.77%			Carlisle Cos Inc	168	23,589
Dolby Laboratories Inc, Class A	318	20,543	Eaton Corp PLC	382	31,813
Whirlpool Corp	146	20,784	Hexcel Corp	124	10,029
		$41,327	Ingersoll-Rand PLC	85	10,767
			ITT Inc	358	23,442
Insurance — 3.94%			Parker-Hannifin Corp	51	8,671
Alleghany Corp (a)	23	15,666
			Textron Inc	557	29,543
American International Group Inc	525	27,972
American National Insurance Co	151	17,587			$137,854
Arch Capital Group Ltd (a)	204	7,564	Office & Business Equipment — 0.65%
AXA Equitable Holdings Inc	780	16,302	Xerox Corp	981	34,737
Axis Capital Holdings Ltd	262	15,628

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Oil & Gas — 1.39%			Semiconductors — 4.25%
Anadarko Petroleum Corp	481	$33,939	Analog Devices Inc	195	$22,010
Continental Resources Inc (a)	462	19,446	AVX Corp	1,668	27,689
EOG Resources Inc	225	20,961	Cypress Semiconductor Corp	1,961	43,613
		$74,346	Entegris Inc	254	9,479
			Intel Corp	390	18,669
Oil & Gas Services — 1.77%			IPG Photonics Corp (a)	133	20,515
Baker Hughes a GE Co	1,152	28,374	Lam Research Corp	51	9,580
Halliburton Co	672	15,281	Marvell Technology Group Ltd	1,518	36,235
National Oilwell Varco Inc	1,075	23,897	Microchip Technology Inc	103	8,930
Schlumberger Ltd	686	27,262	Silicon Laboratories Inc (a)	111	11,477
		$94,814	Skyworks Solutions Inc	252	19,472
Packaging & Containers — 1.09%					$227,669
Graphic Packaging Holding Co	2,482	34,698	Software — 1.33%
Sonoco Products Co	364	23,784	Activision Blizzard Inc	212	10,006
			Akamai Technologies Inc (a)	128	10,258
		$58,482
			Ceridian HCM Holding Inc (a)	183	9,187
Pharmaceuticals — 2.29%			Cerner Corp	160	11,728
Allergan PLC	221	37,002	Fidelity National Information Services Inc	83	10,182
Cardinal Health Inc	562	26,470	SS&C Technologies Holdings Inc	146	8,411
Jazz Pharmaceuticals PLC (a)	149	21,242
			Synopsys Inc (a)	88	11,325
Madrigal Pharmaceuticals Inc (a)	68	7,127
McKesson Corp	163	21,906			$71,097
Pfizer Inc	207	8,967	Telecommunications — 2.67%
		$122,714	AT&T Inc	971	32,538
			Ciena Corp (a)	495	20,359
Pipelines — 0.18%			Corning Inc	869	28,877
ONEOK Inc	140	9,633	Juniper Networks Inc	1,126	29,986
			T-Mobile US Inc (a)	419	31,065
REITs — 4.40%
American Homes 4 Rent, Class A	682	16,579			$142,825
Apple Hospitality REIT Inc	1,349	21,395	Transportation — 2.92%
Blackstone Mortgage Trust Inc, Class A	433	15,406	Kansas City Southern	278	33,866
Cousins Properties Inc	175	6,330	Kirby Corp (a)	410	32,390
Equity Commonwealth	457	14,862	Knight-Swift Transportation Holdings Inc	906	29,753
Hudson Pacific Properties Inc	200	6,654	Norfolk Southern Corp	115	22,923
Invitation Homes Inc	290	7,752	Old Dominion Freight Line Inc	60	8,956
Kimco Realty Corp	848	15,671	Ryder System Inc	488	28,450
Medical Properties Trust Inc	366	6,383
RLJ Lodging Trust	1,196	21,217			$156,338
Sabra Health Care REIT Inc	1,227	24,160
Senior Housing Properties Trust	515	4,259	TOTAL COMMON STOCKS		$5,334,049
SL Green Realty Corp	164	13,181	INVESTMENT COMPANIES — 0.28%	Shares Held	Value
Spirit Realty Capital Inc	386	16,467	Money Market Fund — 0.28%
Starwood Property Trust Inc	298	6,770	State Street Institutional U.S. Government Money
Sunstone Hotel Investors Inc	443	6,073	Market Fund 2.31% (b)	15,151	$15,151
VEREIT Inc	1,871	16,858
VICI Properties Inc	700	15,428	TOTAL INVESTMENT COMPANIES		$15,151
		$235,445	Total Investments		$5,349,200
Retail — 3.76%			Other Assets and Liabilities — 0.12%		$6,308
Advance Auto Parts Inc	56	8,632	TOTAL NET ASSETS — 100.00%		$5,355,508
American Eagle Outfitters Inc	1,011	17,086
CarMax Inc (a)	144	12,503	(a) Non-income producing security
Casey’s General Stores Inc	67	10,451	(b) Current yield shown is as of period end.
Dollar Tree Inc (a)	219	23,518
Foot Locker Inc	347	14,546
			Portfolio Summary (unaudited)
Gap Inc/The	812	14,592
Kohl’s Corp	447	21,255	Sector		Percent
MSC Industrial Direct Co Inc, Class A	107	7,946	Industrial		25.60%
Target Corp	123	10,653	Financial		19.22%
Tiffany & Co	95	8,896	Consumer, Non-cyclical		17.59%
Urban Outfitters Inc (a)	669	15,220	Consumer, Cyclical		13.15%
Walgreens Boots Alliance Inc	290	15,854	Technology		9.49%
Walmart Inc	91	10,055	Basic Materials		6.05%
Williams-Sonoma Inc	154	10,010	Communications		5.16%
		$201,217	Energy		3.34%
			Investment Companies		0.28%
Savings & Loans — 0.97%			Other Assets and Liabilities		0.12%
Investors Bancorp Inc	1,186	13,224
New York Community Bancorp Inc	1,777	17,734	TOTAL NET ASSETS		100.00%
People’s United Financial Inc	1,251	20,992
		$51,950

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

June 30, 2019

COMMON STOCKS — 99.91%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Biotechnology — 49.47%			Biotechnology (continued)
Abeona Therapeutics Inc (a)	6,190	$29,588	Rocket Pharmaceuticals Inc (a)	6,666	$99,990
ACADIA Pharmaceuticals Inc (a)	22,106	590,893	Rubius Therapeutics Inc (a)	12,144	191,025
Acceleron Pharma Inc (a)	7,942	326,257	Sage Therapeutics Inc (a)	7,881	1,442,932
Achillion Pharmaceuticals Inc (a)	21,297	57,076	Sangamo Therapeutics Inc (a)	15,686	168,938
Acorda Therapeutics Inc (a)	7,318	56,129	Seattle Genetics Inc (a)	23,535	1,628,857
Agenus Inc (a)	13,349	40,047	Solid Biosciences Inc (a)	5,444	31,303
Alder Biopharmaceuticals Inc (a)	12,261	144,312	Sorrento Therapeutics Inc (a)	13,433	35,866
Aldeyra Therapeutics Inc (a)	4,209	25,254	Stemline Therapeutics Inc (a)	4,642	71,115
Alexion Pharmaceuticals Inc (a)	12,749	1,669,864	Theravance Biopharma Inc (a)	8,539	139,442
Allakos Inc (a)	6,470	280,345	Ultragenyx Pharmaceutical Inc (a)	8,658	549,783
Allogene Therapeutics Inc (a)	18,665	501,155	Veracyte Inc (a)	6,316	180,069
Alnylam Pharmaceuticals Inc (a)	16,442	1,193,032	Verastem Inc (a)	11,337	17,119
AMAG Pharmaceuticals Inc (a)	5,317	53,117	Vericel Corp (a)	5,599	105,765
Amicus Therapeutics Inc (a)	34,371	428,950	Viking Therapeutics Inc (a)	7,825	64,948
AnaptysBio Inc (a)	4,146	233,917	ZIOPHARM Oncology Inc (a)	20,256	118,093
Apellis Pharmaceuticals Inc (a)	8,647	219,115
					$28,055,081
Arena Pharmaceuticals Inc (a)	7,599	445,529
ArQule Inc (a)	16,746	184,374	Chemicals — 0.07%
Arrowhead Pharmaceuticals Inc (a)	14,474	383,561	Amyris Inc (a)	11,757	41,855
Assembly Biosciences Inc (a)	3,111	41,967	Electronics — 0.23%
Atara Biotherapeutics Inc (a)	7,092	142,620	Fluidigm Corp (a)	10,600	130,592
Audentes Therapeutics Inc (a)	6,559	248,324
Avrobio Inc (a)	3,681	59,853	Healthcare — Products — 11.51%
Axovant Gene Therapies Ltd (a)	2,987	18,609	Accelerate Diagnostics Inc (a)	7,869	180,043
BioCryst Pharmaceuticals Inc (a)	16,845	63,843	AtriCure Inc (a)	5,085	151,736
Biohaven Pharmaceutical Holding Co Ltd (a)	5,932	259,762	AxoGen Inc (a)	5,310	105,138
BioMarin Pharmaceutical Inc (a)	19,403	1,661,867	BioLife Solutions Inc (a)	2,529	42,867
Bluebird Bio Inc (a)	8,505	1,081,836	Cardiovascular Systems Inc (a)	5,020	215,509
Blueprint Medicines Corp (a)	6,775	639,086	CareDx Inc (a)	5,584	200,968
Cara Therapeutics Inc (a)	6,061	130,312	Cerus Corp (a)	21,041	118,250
ChemoCentryx Inc (a)	7,763	72,196	CryoLife Inc (a)	5,688	170,242
CRISPR Therapeutics AG (a)	8,032	378,307	Cutera Inc (a)	2,126	44,178
Cymabay Therapeutics Inc (a)	9,137	65,421	Glaukos Corp (a)	5,290	398,866
CytomX Therapeutics Inc (a)	6,931	77,766	Inspire Medical Systems Inc (a)	3,281	198,993
Deciphera Pharmaceuticals Inc (a)	5,786	130,474	Insulet Corp (a)	8,859	1,057,587
Denali Therapeutics Inc (a)	14,589	302,868	Intersect ENT Inc (a)	4,352	99,052
Dicerna Pharmaceuticals Inc (a)	9,638	151,799	Invacare Corp	5,047	26,194
Dynavax Technologies Corp (a)	5,914	23,597	iRhythm Technologies Inc (a)	3,492	276,147
Editas Medicine Inc (a)	7,346	181,740	NanoString Technologies Inc (a)	4,737	143,768
Epizyme Inc (a)	12,169	152,721	Natus Medical Inc (a)	5,095	130,891
Esperion Therapeutics Inc (a)	4,121	191,709	Nevro Corp (a)	4,351	282,075
Evolus Inc (a)	4,191	61,272	Novocure Ltd (a)	14,595	922,842
Exact Sciences Corp (a)	15,130	1,785,945	OPKO Health Inc (a)	90,084	219,805
Fate Therapeutics Inc (a)	9,913	201,234	Quidel Corp (a)	4,968	294,702
FibroGen Inc (a)	13,146	593,936	Sientra Inc (a)	4,368	26,907
Five Prime Therapeutics Inc (a)	5,452	32,876	Surmodics Inc (a)	2,051	88,542
Geron Corp (a)	28,631	40,370	Tandem Diabetes Care Inc (a)	8,791	567,195
GlycoMimetics Inc (a)	6,628	79,006	ViewRay Inc (a)	10,394	91,571
Guardant Health Inc (a)	13,284	1,146,808	Wright Medical Group NV (a)	15,781	470,589
Halozyme Therapeutics Inc (a)	22,283	382,822			$6,524,657
ImmunoGen Inc (a)	22,906	49,706
			Healthcare — Services — 7.72%
Immunomedics Inc (a)	29,339	406,932
			Brookdale Senior Living Inc (a)	28,548	205,831
Inovio Pharmaceuticals Inc (a)	14,649	43,068
			Community Health Systems Inc (a)	17,459	46,616
Insmed Inc (a)	11,913	304,973
			DaVita Inc (a)	25,746	1,448,470
Intercept Pharmaceuticals Inc (a)	4,556	362,521
			Invitae Corp (a)	8,251	193,898
Intrexon Corp (a)	21,083	161,496
			Magellan Health Inc (a)	3,676	272,869
Ionis Pharmaceuticals Inc (a)	21,235	1,364,773
			Natera Inc (a)	9,363	258,232
Iovance Biotherapeutics Inc (a)	18,962	464,948
			R1 RCM Inc (a)	16,898	212,577
Karyopharm Therapeutics Inc (a)	9,350	56,007
			Surgery Partners Inc (a)	7,499	61,042
Lexicon Pharmaceuticals Inc (a)	16,274	102,363
			Syneos Health Inc (a)	16,014	818,155
MacroGenics Inc (a)	7,495	127,190
			Teladoc Health Inc (a)	7,022	466,331
Medicines Co/The (a)	11,347	413,825
			Tenet Healthcare Corp (a)	15,257	315,210
Moderna Inc (a)	50,910	745,322
			Triple-S Management Corp, Class B (a)	3,417	81,495
Novavax Inc (a)	2,941	17,234
Omeros Corp (a)	7,530	118,146			$4,380,726
PolarityTE Inc (a)	3,297	18,793	Pharmaceuticals — 30.72%
Prothena Corp PLC (a)	6,125	64,741	AcelRx Pharmaceuticals Inc (a)	11,755	29,740
PTC Therapeutics Inc (a)	8,808	396,360	Aclaris Therapeutics Inc (a)	6,289	13,773
Puma Biotechnology Inc (a)	5,859	74,468	Adamas Pharmaceuticals Inc (a)	4,200	26,040
Radius Health Inc (a)	7,029	171,226	Aerie Pharmaceuticals Inc (a)	6,983	206,348
REGENXBIO Inc (a)	5,595	287,415	Agios Pharmaceuticals Inc (a)	8,972	447,523
Retrophin Inc (a)	6,363	127,833	Aimmune Therapeutics Inc (a)	9,554	198,914
Rigel Pharmaceuticals Inc (a)	25,684	67,035	Akebia Therapeutics Inc (a)	17,873	86,505

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value	Portfolio Summary (unaudited)
Pharmaceuticals (continued)			Sector	Percent
Akorn Inc (a)	19,281	$99,297
			Consumer, Non-cyclical	99.41%
Alkermes PLC (a)	24,192	545,288
			Industrial	0.23%
Amneal Pharmaceuticals Inc (a)	17,650	126,551
			Consumer, Cyclical	0.19%
Array BioPharma Inc (a)	33,820	1,566,881
			Investment Companies	0.12%
Assertio Therapeutics Inc (a)	9,824	33,893
			Basic Materials	0.08%
Athenex Inc (a)	10,278	203,504
			Other Assets and Liabilities	(0.03)%
Axsome Therapeutics Inc (a)	5,113	131,660
Catalyst Pharmaceuticals Inc (a)	15,785	60,614	TOTAL NET ASSETS	100.00%
Clovis Oncology Inc (a)	8,123	120,789
Coherus Biosciences Inc (a)	10,641	235,166
Collegium Pharmaceutical Inc (a)	5,117	67,289
Corbus Pharmaceuticals Holdings Inc (a)	9,624	66,694
CorMedix Inc (a)	18,285	164,016
Dermira Inc (a)	6,503	62,169
DexCom Inc (a)	13,922	2,086,072
Endo International PLC (a)	34,477	142,045
Flexion Therapeutics Inc (a)	5,837	71,795
G1 Therapeutics Inc (a)	5,747	176,203
Global Blood Therapeutics Inc (a)	8,653	455,148
Heron Therapeutics Inc (a)	5,632	104,699
Heska Corp (a)	1,189	101,267
Horizon Therapeutics PLC (a)	26,060	627,004
Intellia Therapeutics Inc (a)	6,948	113,739
Intra-Cellular Therapies Inc (a)	8,468	109,915
Ironwood Pharmaceuticals Inc (a)	28,386	310,543
Kura Oncology Inc (a)	5,844	115,068
La Jolla Pharmaceutical Co (a)	2,805	25,946
Lannett Co Inc (a)	6,036	36,578
Madrigal Pharmaceuticals Inc (a)	2,186	229,115
MannKind Corp (a)	28,783	33,100
Marinus Pharmaceuticals Inc (a)	6,226	25,838
Mirati Therapeutics Inc (a)	5,419	558,157
Momenta Pharmaceuticals Inc (a)	15,135	188,431
MyoKardia Inc (a)	6,195	310,617
Nektar Therapeutics (a)	26,815	954,078
Neurocrine Biosciences Inc (a)	14,062	1,187,255
Owens & Minor Inc	9,562	30,598
Pacira BioSciences Inc (a)	6,335	275,509
Portola Pharmaceuticals Inc (a)	10,207	276,916
Progenics Pharmaceuticals Inc (a)	12,989	80,142
Ra Pharmaceuticals Inc (a)	6,460	194,252
Reata Pharmaceuticals Inc, Class A (a)	3,699	349,001
Revance Therapeutics Inc (a)	6,765	87,742
Rhythm Pharmaceuticals Inc (a)	5,287	116,314
Sarepta Therapeutics Inc (a)	11,033	1,676,464
Senseonics Holdings Inc (a)	27,045	55,172
Spectrum Pharmaceuticals Inc (a)	17,062	146,904
TG Therapeutics Inc (a)	8,349	72,219
TherapeuticsMD Inc (a)	37,052	96,335
Tricida Inc (a)	6,469	255,267
uniQure NV (a)	5,781	451,785
Voyager Therapeutics Inc (a)	5,011	136,399
Xencor Inc (a)	8,649	354,004
Zogenix Inc (a)	6,486	309,901
		$17,420,191
Retail — 0.19%
PetIQ Inc (a)	3,274	107,911

TOTAL COMMON STOCKS		$56,661,013
INVESTMENT COMPANIES — 0.12%	Shares Held	Value
Money Market Fund — 0.12%
State Street Institutional U.S. Government
Money Market Fund 2.31% (b)	70,826	70,826

TOTAL INVESTMENT COMPANIES		$70,826
Total Investments		$56,731,839
Other Assets and Liabilities — (0.03)%		$(18,554)
TOTAL NET ASSETS — 100.00%		$56,713,285

(a)	Non-income producing security
(b)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2019

	Principal			Principal
BONDS — 97.50%	Amount	Value	BONDS (continued)	Amount	Value
Aerospace & Defense — 4.07%			Banks (continued)
Boeing Co/The			HSBC Holdings PLC
2.80%, 03/01/2024	$300,000	$305,148	(3-month USD LIBOR + 1.21%),
3.50%, 03/01/2039	350,000	349,706	3.80%, 03/11/2025 (a)	$250,000	$260,478
3.63%, 03/01/2048	210,000	210,492	JPMorgan Chase & Co
3.90%, 05/01/2049	415,000	433,741	4.35%, 08/15/2021	500,000	520,084
Lockheed Martin Corp			5.50%, 10/15/2040	980,000	1,246,353
3.35%, 09/15/2021	1,280,000	1,312,746	Morgan Stanley
4.09%, 09/15/2052	220,000	244,775	5.00%, 11/24/2025	265,000	293,375
United Technologies Corp			(3-month USD LIBOR + 3.81%),
3.10%, 06/01/2022	510,000	521,766	5.55%, 07/15/2020 (a),(c)	975,000	985,725
3.95%, 08/16/2025	435,000	469,105	5.75%, 01/25/2021	1,050,000	1,102,845
4.13%, 11/16/2028	755,000	829,444	Royal Bank of Scotland Group PLC
4.63%, 11/16/2048	200,000	233,230	5.13%, 05/28/2024	1,710,000	1,814,746
			Santander UK PLC
		$4,910,153	5.00%, 11/07/2023 (b)	335,000	353,307
Agriculture — 1.52%			Skandinaviska Enskilda Banken AB
Altria Group Inc			(5-year Swap rate + 3.85%),
3.49%, 02/14/2022	260,000	267,386	5.75%, 05/13/2020 (a),(c)	3,000,000	3,023,964
5.80%, 02/14/2039	95,000	106,746	SunTrust Bank
5.95%, 02/14/2049	155,000	176,916	4.05%, 11/03/2025	10,000	10,787
BAT Capital Corp			Svenska Handelsbanken AB
3.22%, 08/15/2024	880,000	885,779	3.90%, 11/20/2023	355,000	376,141
4.54%, 08/15/2047	315,000	292,159	Synchrony Bank
Reynolds American Inc			3.00%, 06/15/2022	1,661,000	1,673,363
5.85%, 08/15/2045	95,000	102,316	UBS AG
			4.50%, 06/26/2048 (b)	235,000	277,514
		$1,831,302	Wells Fargo & Co
Airlines — 2.31%			3.75%, 01/24/2024	1,020,000	1,072,388
American Airlines 2013-2 Class A Pass Through			4.40%, 06/14/2046	300,000	323,888
Trust			Zions Bancorp NA
4.95%, 07/15/2024	755,704	792,356	3.50%, 08/27/2021	1,350,000	1,377,856
Continental Airlines 2012-1 Class A Pass Through					$24,548,119
Trust
			Beverages — 3.22%
4.15%, 10/11/2025	789,250	826,424	Anheuser-Busch Cos LLC / Anheuser-Busch
United Airlines 2014-2 Class A Pass Through Trust			InBev Worldwide Inc
3.75%, 03/03/2028	601,082	624,103	3.65%, 02/01/2026	325,000	341,723
US Airways 2013-1 Class A Pass Through Trust			Anheuser-Busch InBev Finance Inc
3.95%, 05/15/2027	515,472	542,853	3.70%, 02/01/2024	235,000	247,434
		$2,785,736	Anheuser-Busch InBev Worldwide Inc
Auto Manufacturers — 0.81%			4.15%, 01/23/2025	400,000	433,289
General Motors Financial Co Inc			4.60%, 04/15/2048	585,000	626,153
3.95%, 04/13/2024	950,000	970,578	5.45%, 01/23/2039	295,000	351,069
			5.55%, 01/23/2049	135,000	165,443
Banks — 20.37%			Constellation Brands Inc
Bank of America Corp			2.65%, 11/07/2022	315,000	316,072
(3-month USD LIBOR + 0.97%),			4.40%, 11/15/2025	525,000	571,816
3.46%, 03/15/2025 (a)	15,000	15,571	Keurig Dr Pepper Inc
(3-month USD LIBOR + 1.21%),			3.55%, 05/25/2021	815,000	832,564
3.97%, 02/07/2030 (a)	1,220,000	1,307,720
					$3,885,563
4.10%, 07/24/2023	445,000	474,887
4.20%, 08/26/2024	225,000	239,175	Biotechnology — 0.86%
4.25%, 10/22/2026	310,000	331,188	Celgene Corp
(3-month USD LIBOR + 1.31%),			2.88%, 08/15/2020	530,000	532,812
4.27%, 07/23/2029 (a)	600,000	655,318	Gilead Sciences Inc
			2.55%, 09/01/2020	500,000	501,471
Citigroup Inc
(3-month USD LIBOR + 1.15%),					$1,034,283
3.52%, 10/27/2028 (a)	260,000	268,155	Chemicals — 0.63%
(3-month USD LIBOR + 1.39%),			Dow Chemical Co/The
3.67%, 07/24/2028 (a)	290,000	302,647	5.55%, 11/30/2048 (b)	120,000	142,814
4.65%, 07/23/2048	210,000	244,338	DuPont de Nemours Inc
DBS Group Holdings Ltd			5.32%, 11/15/2038	425,000	499,024
(5-year Swap rate + 1.59%),			5.42%, 11/15/2048	95,000	115,436
4.52%, 12/11/2028 (a),(b)	800,000	847,764			$757,274
First Republic Bank
2.50%, 06/06/2022	250,000	250,290	Computers — 2.05%
			Apple Inc
4.63%, 02/13/2047	735,000	791,218	3.35%, 02/09/2027	900,000	945,031

Goldman Sachs Group Inc/The			4.65%, 02/23/2046	850,000	1,008,172
(3-month USD LIBOR + 1.05%),
2.91%, 06/05/2023 (a)	1,195,000	1,207,852	Dell International LLC / EMC Corp
			4.90%, 10/01/2026 (b)	305,000	318,223
3.63%, 02/20/2024	1,230,000	1,283,307	8.35%, 07/15/2046 (b)	155,000	195,687
3.85%, 01/26/2027	1,060,000	1,107,907
5.75%, 01/24/2022	470,000	507,968			$2,467,113

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2019

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Diversified Financial Services — 3.29%			Healthcare — Products — 3.46%
Brookfield Finance Inc			Abbott Laboratories
4.70%, 09/20/2047	$560,000	$585,415	3.75%, 11/30/2026	$390,000	$421,667
4.85%, 03/29/2029	280,000	306,247	4.90%, 11/30/2046	760,000	939,177
Brookfield Finance LLC			Becton Dickinson and Co
4.00%, 04/01/2024	450,000	472,963	3.36%, 06/06/2024	475,000	489,218
GE Capital International Funding Co Unlimited Co			3.70%, 06/06/2027	235,000	245,382
4.42%, 11/15/2035	280,000	277,132	4.69%, 12/15/2044	454,000	503,623
Nuveen Finance LLC			Boston Scientific Corp
4.13%, 11/01/2024 (b)	1,770,000	1,906,910	4.00%, 03/01/2029	370,000	400,259
Nuveen LLC			4.70%, 03/01/2049	535,000	614,002
4.00%, 11/01/2028 (b)	385,000	422,446	Medtronic Inc
		$3,971,113	3.50%, 03/15/2025	475,000	503,801
			4.63%, 03/15/2045	47,000	56,934
Electric — 7.65%
CMS Energy Corp					$4,174,063
3.00%, 05/15/2026	335,000	335,879	Healthcare — Services — 0.16%
Commonwealth Edison Co			UnitedHealth Group Inc
4.00%, 03/01/2049	540,000	580,139	3.88%, 12/15/2028	175,000	190,906
Dominion Energy Inc
			Insurance — 5.66%
4.25%, 06/01/2028	690,000	750,508	AIA Group Ltd
DTE Electric Co			3.20%, 03/11/2025 (b)	910,000	929,337
3.95%, 03/01/2049	165,000	179,901	American International Group Inc
DTE Energy Co
			3.90%, 04/01/2026	850,000	889,613
3.40%, 06/15/2029	625,000	635,979	4.50%, 07/16/2044	470,000	496,828
Duke Energy Florida LLC			Arch Capital Finance LLC
3.80%, 07/15/2028	390,000	420,185	5.03%, 12/15/2046	395,000	471,567
Duke Energy Ohio Inc			Markel Corp
4.30%, 02/01/2049	165,000	184,858	4.30%, 11/01/2047	350,000	341,580
Exelon Corp			PartnerRe Finance B LLC
3.50%, 06/01/2022	1,135,000	1,162,788	3.70%, 07/02/2029	365,000	371,204
MidAmerican Energy Co			Swiss Re Finance Luxembourg SA
4.25%, 07/15/2049	135,000	153,685	(5-year Treasury Constant Maturity Rate + 3.58),
NextEra Energy Capital Holding Inc			5.00%, 04/02/2049 (a),(b)	400,000	428,300
3.50%, 04/01/2029	710,000	738,488	XLIT Ltd
NSTAR Electric Co			4.45%, 03/31/2025	1,780,000	1,922,821
3.25%, 05/15/2029	390,000	404,698	5.50%, 03/31/2045	825,000	972,916
Public Service Co of Colorado
4.05%, 09/15/2049	310,000	341,272			$6,824,166
Southern California Edison Co			Media — 4.75%
4.20%, 03/01/2029	800,000	851,830	Charter Communications Operating LLC / Charter
4.88%, 03/01/2049	590,000	663,393	Communications Operating Capital
Southern Co/The			3.58%, 07/23/2020	730,000	736,544
(3-month USD LIBOR + 3.63%),			Comcast Corp
5.50%, 03/15/2057 (a)	715,000	732,808	3.38%, 02/15/2025	1,025,000	1,073,067
Tucson Electric Power Co			3.95%, 10/15/2025	485,000	523,257
4.85%, 12/01/2048	285,000	333,967	4.15%, 10/15/2028	430,000	473,925
Virginia Electric & Power Co			4.60%, 10/15/2038	975,000	1,116,421
3.80%, 04/01/2028	595,000	637,833	4.70%, 10/15/2048	265,000	310,372
4.60%, 12/01/2048	100,000	115,180	Discovery Communications LLC
		$9,223,391	4.13%, 05/15/2029	300,000	312,451
			Fox Corp
Environmental Control — 0.95%			5.48%, 01/25/2039 (b)	305,000	359,918
Waste Connections Inc			NBCUniversal Media LLC
4.25%, 12/01/2028	215,000	235,133	4.45%, 01/15/2043	510,000	562,228
Waste Management Inc			Walt Disney Co/The
3.20%, 06/15/2026	875,000	910,231	6.20%, 12/15/2034 (b)	190,000	257,612
		$1,145,364			$5,725,795
Food — 0.61%			Mining — 1.01%
General Mills Inc			BHP Billiton Finance USA Ltd
4.55%, 04/17/2038	160,000	170,376	(5-year Swap rate + 5.09%),
McCormick & Co Inc			6.75%, 10/19/2075 (a),(b)	500,000	570,500
3.15%, 08/15/2024	550,000	561,669	Teck Resources Ltd
		$732,045	5.40%, 02/01/2043	625,000	646,702
Forest Products & Paper — 0.28%					$1,217,202
International Paper Co			Miscellaneous Manufacture — 1.89%
4.35%, 08/15/2048	350,000	343,415	General Electric Co
Gas — 0.52%			4.50%, 03/11/2044	125,000	121,278
Piedmont Natural Gas Co Inc			5.30%, 02/11/2021	1,000,000	1,036,060
3.50%, 06/01/2029	600,000	627,836	Ingersoll-Rand Luxembourg Finance SA
			3.80%, 03/21/2029	400,000	420,090

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2019

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Miscellaneous Manufacture (continued)			REITs — 3.69%
Parker-Hannifin Corp			Alexandria Real Estate Equities Inc
2.70%, 06/14/2024	$130,000	$131,570	3.45%, 04/30/2025	$920,000	$946,735
3.25%, 06/14/2029	355,000	368,204	4.70%, 07/01/2030	570,000	642,557
4.00%, 06/14/2049	195,000	206,327	American Tower Corp
		$2,283,529	3.80%, 08/15/2029	225,000	231,930
			Camden Property Trust
Oil & Gas — 4.64%			3.15%, 07/01/2029	360,000	365,738
BP Capital Markets America Inc			4.10%, 10/15/2028	620,000	676,007
3.41%, 02/11/2026	480,000	503,048	CubeSmart LP
4.23%, 11/06/2028	210,000	232,468	4.38%, 02/15/2029	400,000	426,750
Canadian Natural Resources Ltd			Essex Portfolio LP
3.85%, 06/01/2027	200,000	207,642	4.00%, 03/01/2029	260,000	276,997
Continental Resources Inc			HCP Inc
3.80%, 06/01/2024	1,165,000	1,197,840	3.25%, 07/15/2026	140,000	141,095
4.90%, 06/01/2044	605,000	634,679	3.50%, 07/15/2029	90,000	90,397
Marathon Oil Corp			Hudson Pacific Properties LP
4.40%, 07/15/2027	240,000	254,645	4.65%, 04/01/2029	250,000	268,474
6.60%, 10/01/2037	745,000	920,458	Mid-America Apartments LP
Newfield Exploration Co			3.95%, 03/15/2029	205,000	216,932
5.38%, 01/01/2026	670,000	734,166	Welltower Inc
Saudi Arabian Oil Co			3.63%, 03/15/2024	155,000	161,305
3.50%, 04/16/2029 (b)	340,000	344,375			$4,444,917
Total Capital International SA
			Retail — 0.33%
3.46%, 02/19/2029	525,000	559,057	Walmart Inc
		$5,588,378	2.85%, 07/08/2024	335,000	346,106
Pharmaceuticals — 6.50%			4.05%, 06/29/2048	45,000	51,560
Bayer US Finance II LLC					$397,666
3.88%, 12/15/2023 (b)	400,000	415,361
			Semiconductors — 1.41%
4.38%, 12/15/2028 (b)	380,000	400,702
			KLA-Tencor Corp
Bristol-Myers Squibb Co			4.10%, 03/15/2029	410,000	431,326
2.60%, 05/16/2022 (b)	360,000	364,569
			Lam Research Corp
2.90%, 07/26/2024 (b)	365,000	373,548
			4.00%, 03/15/2029	225,000	239,952
3.40%, 07/26/2029 (b)	250,000	261,735	4.88%, 03/15/2049	380,000	418,487
4.13%, 06/15/2039 (b)	495,000	533,815	Xilinx Inc
4.25%, 10/26/2049 (b)	555,000	613,497	2.95%, 06/01/2024	605,000	613,887
Cigna Corp					$1,703,652
3.40%, 09/17/2021 (b)	1,030,000	1,050,082
4.38%, 10/15/2028 (b)	210,000	226,562	Software — 1.53%
4.90%, 12/15/2048 (b)	200,000	217,469	Fiserv Inc
CVS Health Corp			3.50%, 07/01/2029	335,000	344,341
3.70%, 03/09/2023	1,325,000	1,370,244	3.80%, 10/01/2023	485,000	510,167
5.05%, 03/25/2048	545,000	580,490	Microsoft Corp
Eli Lilly & Co			3.70%, 08/08/2046	615,000	664,714
3.88%, 03/15/2039	340,000	367,887	Oracle Corp
Zoetis Inc			6.13%, 07/08/2039	240,000	329,005
3.90%, 08/20/2028	760,000	809,887			$1,848,227
4.45%, 08/20/2048	225,000	248,212	Telecommunications — 7.71%
		$7,834,060	AT&T Inc
			3.60%, 07/15/2025	1,425,000	1,478,057
Pipelines — 5.62%			4.05%, 12/15/2023	1,450,000	1,538,033
Energy Transfer Operating LP
			4.75%, 05/15/2046	875,000	924,013
5.15%, 03/15/2045	100,000	101,685	4.90%, 08/15/2037	335,000	361,075
5.25%, 04/15/2029	195,000	217,882	5.38%, 10/15/2041	725,000	805,204
6.25%, 04/15/2049	650,000	770,151	Bell Canada Inc
Enterprise Products Operating LLC			4.30%, 07/29/2049	355,000	382,566
3.13%, 07/31/2029	535,000	536,155	Rogers Communications Inc
4.20%, 01/31/2050	585,000	598,182	4.35%, 05/01/2049	470,000	508,635
Kinder Morgan Energy Partners LP			Telefonica Emisiones SA
4.70%, 11/01/2042	360,000	365,675	5.21%, 03/08/2047	460,000	507,136
MPLX LP			TELUS Corp
4.50%, 07/15/2023	680,000	721,303	4.30%, 06/15/2049	410,000	435,271
5.50%, 02/15/2049	460,000	522,455	Verizon Communications Inc
Sabine Pass Liquefaction LLC			3.88%, 02/08/2029	755,000	809,830
5.00%, 03/15/2027	575,000	630,462	5.01%, 08/21/2054	420,000	502,738
5.75%, 05/15/2024	1,365,000	1,518,006	5.25%, 03/16/2037	630,000	753,563
Western Midstream Operating LP			Vodafone Group PLC
5.50%, 08/15/2048	190,000	180,317	4.88%, 06/19/2049	270,000	283,706
Williams Cos Inc/The					$9,289,827
5.75%, 06/24/2044	525,000	612,719
		$6,774,992	TOTAL BONDS		$117,530,665

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2019

INVESTMENT COMPANIES — 2.67%	Shares Held	Value
Money Market Fund — 2.67%
State Street Institutional U.S. Government
Money Market Fund 2.31% (d)	3,220,320	$3,220,320

TOTAL INVESTMENT COMPANIES		$3,220,320
Total Investments		$120,750,985
Other Assets and Liabilities — (0.17)%		$(210,884)
TOTAL NET ASSETS — 100.00%		$120,540,101

(a) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,812,047 or 9.80% of net assets.

(c) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	33.00%
Consumer, Non-cyclical	16.33%
Communications	12.46%
Energy	10.26%
Utilities	8.17%
Industrial	6.92%
Technology	4.99%
Consumer, Cyclical	3.45%
Investment Companies	2.67%
Basic Materials	1.92%
Other Assets and Liabilities	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Millennials Index ETF

June 30, 2019

COMMON STOCKS — 99.67%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Apparel — 8.48%			Internet — 27.87%
adidas AG	2,466	$761,310	Alibaba Group Holding Ltd ADR (a)	2,192	$371,434
boohoo Group PLC (a)	31,369	84,335	Alphabet Inc, Class C (a)	369	398,856
Capri Holdings Ltd (a)	9,834	341,043	Amazon.com Inc (a)	63	119,299
Carter’s Inc	553	53,940	ASOS PLC (a)	7,193	232,936
Columbia Sportswear Co	535	53,586	Baozun Inc ADR (a)	1,860	92,740
Deckers Outdoor Corp (a)	379	66,693	Booking Holdings Inc (a)	248	464,928
Gildan Activewear Inc	2,175	84,173	Ctrip.com International Ltd ADR (a)	9,153	337,837
Hanesbrands Inc	3,116	53,657	eBay Inc	3,000	118,500
NIKE Inc, Class B	1,323	111,066	Facebook Inc, Class A (a)	2,595	500,835
Tapestry Inc	3,430	108,834	IAC/InterActiveCorp (a)	2,059	447,894
Under Armour Inc, Class C (a)	2,952	65,534	Just Eat PLC (a)	45,973	364,896
		$1,784,171	Match Group Inc	5,731	385,524
			Naspers Ltd, Class N	1,731	420,248
Beverages — 3.84%			Netflix Inc (a)	1,213	445,559
Brown-Forman Corp, Class B	2,111	117,012	Rightmove PLC	11,625	78,939
Constellation Brands Inc, Class A	636	125,254	SINA Corp (a)	1,304	56,242
Davide Campari-Milano SpA	30,527	299,046	Snap Inc, Class A (a)	19,628	280,680
Diageo PLC	3,779	162,403	Tencent Holdings Ltd	3,445	155,499
Molson Coors Brewing Co, Class B	1,868	104,608	TripAdvisor Inc (a)	1,083	50,132
		$808,323	Twitter Inc (a)	3,389	118,276
			Yandex NV, Class A (a)	4,499	170,962
Chemicals — 0.82%			YY Inc ADR (a)	3,570	248,793
Givaudan SA	61	172,215
					$5,861,009
Commercial Services — 12.29%
Adyen NV (a),(b)	197	152,012	Leisure Time — 1.63%
			Planet Fitness Inc, Class A (a)	4,721	341,989
Bright Horizons Family Solutions Inc (a)	2,552	385,020
Care.com Inc (a)	10,827	118,881	Media — 4.09%
China Yuhua Education Corp Ltd (b)	188,000	81,826	AMC Networks Inc, Class A (a)	982	53,509
Global Payments Inc	816	130,666	CBS Corp, Class B	2,344	116,966
GMO Payment Gateway Inc	1,100	75,602	Comcast Corp, Class A	2,787	117,834
New Oriental Education & Technology Group Inc			MSG Networks Inc, Class A (a)	2,562	53,136
ADR (a)	4,994	482,321	Vivendi SA	13,788	379,572
PayPal Holdings Inc (a)	4,166	476,840	Walt Disney Co/The	1,004	140,199
TAL Education Group ADR (a)	12,469	475,069
					$861,216
Wirecard AG	1,232	207,404
			Real Estate — 0.47%
		$2,585,641	REA Group Ltd	1,456	98,171
Computers — 1.07%
Apple Inc	587	116,179	REITs — 1.07%
International Business Machines Corp	790	108,941	AvalonBay Communities Inc	555	112,765
			Essex Property Trust Inc	385	112,393
		$225,120
					$225,158
Construction Materials — 0.85%
Fortune Brands Home & Security Inc	1,170	66,842	Retail — 18.72%
Masco Corp	2,835	111,245	American Eagle Outfitters Inc	2,513	42,470
			At Home Group Inc (a)	3,119	20,773
		$178,087	Chipotle Mexican Grill Inc (a)	406	297,549
Diversified Financial Services — 5.00%			Dick’s Sporting Goods Inc	1,514	52,430
Discover Financial Services	6,079	471,670	Domino’s Pizza Inc	432	120,217
LexinFintech Holdings Ltd ADR (a)	42,847	478,172	Fast Retailing Co Ltd	900	543,681
Pagseguro Digital Ltd, Class A (a)	2,588	100,854	Foot Locker Inc	919	38,525
			Hennes & Mauritz AB, Class B	23,930	426,125
		$1,050,696	Home Depot Inc/The	2,254	468,764
Electronics — 1.76%			Industria de Diseno Textil SA	13,593	408,827
Garmin Ltd	4,631	369,554	Li Ning Co Ltd	49,000	115,542
Entertainment — 0.57%			Lowe’s Cos Inc	1,018	102,726
			Lululemon Athletica Inc (a)	2,640	475,754
Madison Square Garden Co/The (a)	190	53,189
			Qurate Retail Inc (a)	3,486	43,192
SeaWorld Entertainment Inc (a)	2,163	67,053
			Starbucks Corp	1,499	125,661
		$120,242	Urban Outfitters Inc (a)	10,946	249,022
Food — 2.46%			Williams-Sonoma Inc	990	64,350
Kroger Co/The	4,530	98,346	Zalando SE (a),(b)	7,687	341,070
Sprouts Farmers Market Inc (a)	2,587	48,868			$3,936,678
Takeaway.com NV (a),(b)	3,946	369,729
			Semiconductors — 0.48%
		$516,943	NVIDIA Corp	621	101,987

Home Builders — 0.27%			Software — 5.29%
Toll Brothers Inc	1,539	56,358	Activision Blizzard Inc	2,447	115,499
Home Furnishings — 1.49%			Bilibili Inc ADR (a)	15,827	257,505
Sleep Number Corp (a)	1,185	47,862	Cornerstone OnDemand Inc (a)	1,017	58,915
Sony Corp	3,700	193,828	Microsoft Corp	945	126,592
Tempur Sealy International Inc (a)	966	70,876	Momo Inc ADR	11,765	421,187
			Take-Two Interactive Software Inc (a)	1,181	134,079
		$312,566
					$1,113,777

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value
Toys, Games & Hobbies — 1.15%
Funko Inc, Class A (a)	9,958	$241,183

TOTAL COMMON STOCKS		$20,961,084
INVESTMENT COMPANIES — 0.32%	Shares Held	Value
Money Market Fund — 0.32%
State Street Institutional U.S. Government
Money Market Fund 2.31% (c)	67,024	$67,024

TOTAL INVESTMENT COMPANIES		$67,024
Total Investments		$21,028,108
Other Assets and Liabilities — 0.01%		$2,842
TOTAL NET ASSETS — 100.00%		$21,030,950

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $944,637 or 4.49% of net assets.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	32.30%
Communications	31.97%
Consumer, Non-cyclical	18.60%
Technology	6.85%
Financial	6.53%
Industrial	2.60%
Basic Materials	0.82%
Investment Companies	0.32%
Other Assets and Liabilities	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

June 30, 2019

COMMON STOCKS — 99.72%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.31%			Diversified Financial Services (continued)
Omnicom Group Inc	775	$63,511	T Rowe Price Group Inc	1,360	$149,206
Aerospace & Defense — 1.98%			TD Ameritrade Holding Corp	2,424	121,006
Lockheed Martin Corp	632	229,757	Visa Inc, Class A	1,327	230,301
Raytheon Co	1,048	182,226			$1,943,579
		$411,983	Electric — 0.93%
Banks — 6.05%			AES Corp	7,930	132,907
BB&T Corp	2,681	131,717	DTE Energy Co	473	60,487
Comerica Inc	1,568	113,899			$193,394
Huntington Bancshares Inc	4,063	56,151	Electrical Components & Equipment — 1.08%
JPMorgan Chase & Co	1,885	210,743	AMETEK Inc	2,471	224,466
KeyCorp	3,317	58,877
M&T Bank Corp	1,128	191,839	Electronics — 5.84%
Northern Trust Corp	627	56,430	Allegion PLC	2,185	241,552
PNC Financial Services Group Inc/The	463	63,561	Amphenol Corp, Class A	2,095	200,994
SVB Financial Group (a)	551	123,749	Garmin Ltd	1,628	129,914
US Bancorp	3,777	197,915	Honeywell International Inc	381	66,519
			Mettler-Toledo International Inc (a)	288	241,920
Zions Bancorp NA	1,147	52,739
			TE Connectivity Ltd	1,664	159,378
		$1,257,620	Waters Corp (a)	806	173,484
Beverages — 2.45%					$1,213,761
Brown-Forman Corp, Class B	1,183	65,574
Coca-Cola Co/The	3,013	153,422	Environmental Control — 0.63%
Constellation Brands Inc, Class A	347	68,338	Republic Services Inc	746	64,634
PepsiCo Inc	1,688	221,347	Waste Management Inc	579	66,799
		$508,681			$131,433
Biotechnology — 1.11%			Food — 3.21%
Amgen Inc	720	132,682	Hershey Co/The	1,778	238,305
Biogen Inc (a)	178	41,629	McCormick & Co Inc	1,446	224,145
Vertex Pharmaceuticals Inc (a)	309	56,664	Sysco Corp	2,890	204,381
		$230,975			$666,831
Chemicals — 1.66%			Hand/Machine Tools — 0.29%
Air Products & Chemicals Inc	325	73,570	Snap-on Inc	365	60,459
Celanese Corp	1,336	144,021	Healthcare — Products — 5.31%
FMC Corp	1,525	126,499	Align Technology Inc (a)	527	144,240
		$344,090	Baxter International Inc	785	64,292
			IDEXX Laboratories Inc (a)	647	178,139
Commercial Services — 7.06%
			Intuitive Surgical Inc (a)	108	56,651
Automatic Data Processing Inc	1,284	212,284
Cintas Corp	660	156,611	Medtronic PLC	1,510	147,059
FleetCor Technologies Inc (a)	584	164,016	ResMed Inc	1,906	232,589
MarketAxess Holdings Inc	560	179,995	Stryker Corp	1,037	213,186
Moody’s Corp	1,128	220,310	Thermo Fisher Scientific Inc	227	66,665
Rollins Inc	3,446	123,608			$1,102,821
S&P Global Inc	293	66,742	Healthcare — Services — 0.95%
Total System Services Inc	1,447	185,607	UnitedHealth Group Inc	813	198,380
Verisk Analytics Inc	1,082	158,470
			Household Products — 1.72%
		$1,467,643	Colgate-Palmolive Co	888	63,643
Computers — 2.17%			Estee Lauder Cos Inc/The, Class A	1,255	229,803
Accenture PLC, Class A	1,217	224,865	Procter & Gamble Co/The	593	65,022
Cognizant Technology Solutions Corp, Class A	2,750	174,323			$358,468
Fortinet Inc (a)	676	51,937
			Household Products/Wares — 1.25%
		$451,125	Avery Dennison Corp	541	62,583
Construction Materials — 0.32%			Church & Dwight Co Inc	889	64,950
Lennox International Inc	239	65,725	Clorox Co/The	865	132,440
Distribution/Wholesale — 0.97%					$259,973
Fastenal Co	6,202	202,123	Insurance — 2.09%
Diversified Financial Services — 9.35%			Arthur J Gallagher & Co	731	64,028
Alliance Data Systems Corp	339	47,504	Brown & Brown Inc	4,612	154,502
American Express Co	1,825	225,278	Progressive Corp/The	2,695	215,412
Capital One Financial Corp	2,335	211,878			$433,942
Cboe Global Markets Inc	611	63,318	Internet — 2.40%
Charles Schwab Corp/The	1,272	51,122	Booking Holdings Inc (a)	117	219,341
Credit Acceptance Corp (a)	310	149,987
			CDW Corp	1,456	161,616
Discover Financial Services	819	63,546	F5 Networks Inc (a)	812	118,252
E*TRADE Financial Corp	1,195	53,297
Mastercard Inc, Class A	868	229,612			$499,209
Raymond James Financial Inc	1,654	139,846	Iron & Steel — 0.60%
SEI Investments Co	2,592	145,411	Nucor Corp	2,256	124,306
Synchrony Financial	1,796	62,267

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Machinery — Diversified — 5.53%			Software (continued)
Cummins Inc	887	$151,979	Paychex Inc	2,552	$210,004
Graco Inc	4,189	210,204	Paycom Software Inc (a)	321	72,777
IDEX Corp	1,366	235,143	Veeva Systems Inc, Class A (a)	1,666	270,075
Rockwell Automation Inc	1,094	179,230			$2,252,949
Roper Technologies Inc	424	155,294
Xylem Inc	2,603	217,715	Transportation — 1.93%
			CH Robinson Worldwide Inc	1,512	127,537
		$1,149,565	Expeditors International of Washington Inc	1,822	138,217
Media — 1.42%			Old Dominion Freight Line Inc	907	135,379
CBS Corp, Class B	1,165	58,134			$401,133
FactSet Research Systems Inc	831	238,131
		$296,265	TOTAL COMMON STOCKS		$20,726,946
Miscellaneous Manufacture — 2.51%			INVESTMENT COMPANIES — 0.23%	Shares Held	Value
3M Co	658	114,058	Money Market Fund — 0.23%
Illinois Tool Works Inc	1,356	204,498	State Street Institutional U.S. Government
Ingersoll-Rand PLC	556	70,428	Money Market Fund 2.31% (b)	48,050	$48,050
Parker-Hannifin Corp	776	131,928
		$520,912	TOTAL INVESTMENT COMPANIES		$48,050
Oil & Gas — 0.26%			Total Investments		$20,774,996
Cabot Oil & Gas Corp	2,378	54,599	Other Assets and Liabilities — 0.05%		$11,094
Pharmaceuticals — 4.44%			TOTAL NET ASSETS — 100.00%		$20,786,090
AbbVie Inc	738	53,667
Bristol-Myers Squibb Co	3,778	171,332	(a) Non-income producing security
Eli Lilly & Co	1,083	119,986	(b) Current yield shown is as of period end.
Johnson & Johnson	1,439	200,424
Merck & Co Inc	1,679	140,784	Portfolio Summary (unaudited)
Zoetis Inc	2,086	236,740
			Sector		Percent
		$922,933
			Consumer, Non-cyclical		27.50%
Pipelines — 0.30%			Industrial		20.11%
ONEOK Inc	911	62,686	Financial		19.69%
REITs — 2.20%			Technology		18.43%
Alexandria Real Estate Equities Inc	430	60,669	Consumer, Cyclical		6.11%
Extra Space Storage Inc	611	64,827	Communications		4.13%
Public Storage	929	221,260	Basic Materials		2.25%
Realty Income Corp	846	58,348	Utilities		0.93%
Simon Property Group Inc	325	51,922	Energy		0.57%
			Investment Companies		0.23%
		$457,026
			Other Assets and Liabilities		0.05%
Retail — 5.14%
Burlington Stores Inc (a)	806	137,141	TOTAL NET ASSETS		100.00%
Dollar General Corp	1,152	155,704
Home Depot Inc/The	1,062	220,864
O’Reilly Automotive Inc (a)	369	136,279
Ross Stores Inc	2,076	205,773
TJX Cos Inc/The	1,141	60,336
Ulta Salon Cosmetics & Fragrance Inc (a)	437	151,591
		$1,067,688
Semiconductors — 5.42%
Analog Devices Inc	1,278	144,248
Broadcom Inc	710	204,381
Intel Corp	2,581	123,552
KLA-Tencor Corp	1,183	139,831
Lam Research Corp	331	62,175
Maxim Integrated Products Inc	2,510	150,148
Micron Technology Inc (a)	1,433	55,299
Texas Instruments Inc	555	63,692
Xilinx Inc	1,555	183,366
		$1,126,692
Software — 10.84%
Activision Blizzard Inc	1,390	65,608
Adobe Inc (a)	522	153,807
ANSYS Inc (a)	1,103	225,916
Broadridge Financial Solutions Inc	579	73,927
Cadence Design Systems Inc (a)	1,022	72,368
Citrix Systems Inc	1,294	126,993
Fiserv Inc (a)	1,612	146,950
Intuit Inc	795	207,757
Jack Henry & Associates Inc	1,030	137,938
Microsoft Corp	1,756	235,234
MSCI Inc	1,062	253,595

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

June 30, 2019

COMMON STOCKS — 99.63%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 2.07%			Computers (continued)
Boeing Co/The	307	$111,751	Seagate Technology PLC	1,563	$73,649
Raytheon Co	731	127,106			$440,851
Spirit AeroSystems Holdings Inc, Class A	736	59,889
			Construction Materials — 2.14%
		$298,746	Fortune Brands Home & Security Inc	2,897	165,505
Agriculture — 0.46%			Masco Corp	3,628	142,363
Altria Group Inc	1,388	65,722			$307,868
Airlines — 1.43%			Diversified Financial Services — 12.31%
Delta Air Lines Inc	1,467	83,252	Affiliated Managers Group Inc	664	61,181
Southwest Airlines Co	2,411	122,431	Alliance Data Systems Corp	781	109,442
		$205,683	Ally Financial Inc	2,686	83,239
			Ameriprise Financial Inc	1,037	150,531
Apparel — 1.41%
			Capital One Financial Corp	870	78,944
Carter’s Inc	1,387	135,288
			Discover Financial Services	1,907	147,964
Hanesbrands Inc	3,914	67,399
			E*TRADE Financial Corp	2,758	123,007
		$202,687	Evercore Inc, Class A	1,467	129,932
Auto Manufacturers — 0.53%			Franklin Resources Inc	4,178	145,394
PACCAR Inc	1,073	76,891	Intercontinental Exchange Inc	943	81,041
			Lazard Ltd, Class A	3,610	124,148
Auto Parts & Equipment — 2.32%			Nasdaq Inc	794	76,359
Allison Transmission Holdings Inc	1,464	67,856	Santander Consumer USA Holdings Inc	6,634	158,951
BorgWarner Inc	3,363	141,179	SEI Investments Co	1,379	77,362
Lear Corp	897	124,925	Synchrony Financial	4,178	144,851
		$333,960	T Rowe Price Group Inc	724	79,430
Banks — 15.54%					$1,771,776
Associated Banc-Corp	5,804	122,697	Electrical Components & Equipment — 1.13%
Bank of America Corp	4,646	134,734	AMETEK Inc	914	83,028
Bank of New York Mellon Corp/The	1,386	61,192	Hubbell Inc	616	80,326
Bank OZK	4,119	123,941
BB&T Corp	1,427	70,108			$163,354
Citigroup Inc	2,134	149,444	Electronics — 3.41%
Citizens Financial Group Inc	3,658	129,347	Allegion PLC	809	89,435
Comerica Inc	1,551	112,665	Gentex Corp	3,577	88,030
Fifth Third Bancorp	2,638	73,600	Honeywell International Inc	886	154,687
Home BancShares Inc	6,936	133,587	TE Connectivity Ltd	1,663	159,282
Huntington Bancshares Inc	9,376	129,576			$491,434
KeyCorp	7,651	135,805
M&T Bank Corp	420	71,429	Hand/Machine Tools — 0.98%
PacWest Bancorp	3,294	127,906	Snap-on Inc	851	140,960
PNC Financial Services Group Inc/The	577	79,211	Healthcare — Services — 0.49%
Popular Inc	1,290	69,970	HCA Healthcare Inc	523	70,694
Regions Financial Corp	8,238	123,076
Synovus Financial Corp	1,833	64,155	Home Builders — 1.57%
US Bancorp	1,407	73,727	PulteGroup Inc	2,695	85,216
Wells Fargo & Co	2,733	129,325	Toll Brothers Inc	3,827	140,145
Zions Bancorp NA	2,644	121,571			$225,361
		$2,237,066	Home Furnishings — 0.94%
Beverages — 0.59%			Whirlpool Corp	955	135,954
Constellation Brands Inc, Class A	430	84,684	Insurance — 6.36%
Biotechnology — 0.91%			Allstate Corp/The	1,447	147,146
Amgen Inc	711	131,023	American Financial Group Inc	741	75,930
			First American Financial Corp	1,432	76,898
Chemicals — 2.82%			Lincoln National Corp	2,185	140,823
Celanese Corp, Series A	1,335	143,913	Primerica Inc	1,081	129,666
Chemours Co/The	1,913	45,912	Progressive Corp/The	998	79,770
LyondellBasell Industries NV, Class A	851	73,296	Prudential Financial Inc	1,425	143,925
PolyOne Corp	2,230	70,000	Unum Group	3,616	121,317
Westlake Chemical Corp	1,041	72,308
					$915,475
		$405,429
			Internet — 1.66%
Coal — 0.73%			CDW Corp	1,451	161,061
Peabody Energy Corp	4,380	105,558	Expedia Group Inc	590	78,488
Commercial Services — 2.66%					$239,549
H&R Block Inc	5,651	165,574	Iron & Steel — 0.76%
ManpowerGroup Inc	1,621	156,589	Steel Dynamics Inc	3,620	109,324
Robert Half International Inc	1,067	60,830
		$382,993	Leisure Time — 0.49%
			Harley-Davidson Inc	1,960	70,227
Computers — 3.06%
Apple Inc	420	83,126	Lodging — 0.49%
HP Inc	6,923	143,929	Las Vegas Sands Corp	1,184	69,963
MAXIMUS Inc	1,932	140,147

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Machinery — Construction & Mining — 1.02%			Transportation — 1.45%
Oshkosh Corp	1,751	$146,191	Landstar System Inc	1,254	$135,419
			Union Pacific Corp	434	73,394
Machinery — Diversified — 1.52%
Cummins Inc	886	151,807			$208,813
Rockwell Automation Inc	407	66,679
			TOTAL COMMON STOCKS		$14,341,394
		$218,486
			INVESTMENT COMPANIES — 0.27%	Shares Held	Value
Media — 3.88%
Altice USA Inc, Class A	3,336	81,232	Money Market Fund — 0.27%
Cable One Inc	77	90,166	State Street Institutional U.S. Government
			Money Market Fund 2.31% (a)	38,617	$38,617
CBS Corp, Class B	1,449	72,305
Comcast Corp, Class A	3,522	148,910
News Corp, Class A	5,588	75,382	TOTAL INVESTMENT COMPANIES		$38,617
Walt Disney Co/The	645	90,068	Total Investments		$14,380,011
		$558,063	Other Assets and Liabilities — 0.10%		$14,569
Miscellaneous Manufacture — 2.01%			TOTAL NET ASSETS — 100.00%		$14,394,580
Eaton Corp PLC	912	75,951
Illinois Tool Works Inc	948	142,968	(a) Current yield shown is as of period end.
Parker-Hannifin Corp	413	70,214
		$289,133	Portfolio Summary (unaudited)
Oil & Gas — 2.34%			Sector		Percent
Delek US Holdings Inc	2,056	83,309	Financial		35.53%
Marathon Petroleum Corp	2,179	121,763	Industrial		18.17%
Phillips 66	1,415	132,359	Consumer, Cyclical		15.38%
		$337,431	Technology		11.35%
			Consumer, Non-cyclical		7.00%
Packaging & Containers — 1.42%			Communications		5.54%
Packaging Corp of America	761	72,539	Basic Materials		3.58%
Westrock Co	3,615	131,839	Energy		3.08%
		$204,378	Investment Companies		0.27%
Pharmaceuticals — 1.90%			Other Assets and Liabilities		0.10%
AbbVie Inc	1,719	125,006	TOTAL NET ASSETS		100.00%
McKesson Corp	572	76,871
Perrigo Co PLC	1,494	71,144
		$273,021
REITs — 0.49%
Apple Hospitality REIT Inc	4,415	70,022

Retail — 6.20%
Foot Locker Inc	1,222	51,226
Home Depot Inc/The	393	81,732
Kohl’s Corp	2,001	95,148
Lowe’s Cos Inc	1,286	129,770
Starbucks Corp	1,942	162,798
Tractor Supply Co	763	83,014
Walgreens Boots Alliance Inc	1,022	55,873
Williams-Sonoma Inc	2,348	152,620
Yum China Holdings Inc	1,744	80,573
		$892,754
Savings & Loans — 0.83%
Investors Bancorp Inc	10,749	119,851

Semiconductors — 5.65%
Applied Materials Inc	3,553	159,565
Broadcom Inc	491	141,339
Entegris Inc	2,059	76,842
KLA-Tencor Corp	630	74,466
Lam Research Corp	773	145,200
Skyworks Solutions Inc	891	68,848
Texas Instruments Inc	1,288	147,811
		$814,071
Shipbuilding — 1.02%
Huntington Ingalls Industries Inc	652	146,530

Software — 2.64%
CDK Global Inc	1,254	61,998
Citrix Systems Inc	690	67,717
j2 Global Inc	856	76,090
MSCI Inc	394	94,083
Oracle Corp	1,396	79,530
		$379,418

See accompanying notes.

Schedule of Investments

Principal Spectrum Preferred Securities Active ETF

June 30, 2019

	Principal			Principal
BONDS — 97.20%	Amount	Value	BONDS (continued)	Amount	Value
Banks — 42.89%			Insurance (continued)
Bank of America Corp			Dai-ichi Life Insurance Co Ltd/The
(3-month USD LIBOR + 3.90%),			(3-month USD LIBOR + 3.68%),
6.10%, 03/17/2025 (a),(b)	$2,800,000	$3,024,000	5.10%, 10/28/2024 (a),(b),(c)	$2,800,000	$3,010,000
Bank of New York Mellon Corp/The			Meiji Yasuda Life Insurance Co
(3-month USD LIBOR + 3.42%),			(5-year Swap rate + 4.23%),
4.95%, 06/20/2020 (a),(b)	1,400,000	1,422,064	5.20%, 10/20/2045 (a),(c)	1,300,000	1,407,250
BNP Paribas SA			MetLife Inc
(3-month USD LIBOR + 1.29%),			9.25%, 04/08/2038 (c)	2,100,000	2,940,000
7.20%, 06/25/2037 (a),(b),(c)	2,800,000	3,029,264	Progressive Corp/The
Citigroup Inc			(3-month USD LIBOR + 2.54%),
(3-month USD LIBOR + 4.06%),			5.38%, 03/15/2023 (a),(b)	700,000	714,434
5.88%, 03/27/2020 (a),(b)	1,400,000	1,412,250	Prudential Financial Inc
Citizens Financial Group Inc			(3-month USD LIBOR + 3.92%),
(3-month USD LIBOR + 3.16%),			5.63%, 06/15/2043 (a)	2,100,000	2,220,666
6.38%, 04/06/2024 (a),(b)	1,400,000	1,442,000	QBE Insurance Group Ltd
Credit Agricole SA			(10-year Swap rate + 4.40%),
(3-month USD LIBOR + 6.98%),			5.88%, 06/17/2046 (a)	1,500,000	1,571,379
8.38%, 10/13/2019 (a),(b),(c)	2,100,000	2,106,300	Sumitomo Life Insurance Co
Goldman Sachs Group Inc/The			(3-month USD LIBOR + 4.44%),
(5-year Treasury Constant Maturity			6.50%, 09/20/2073 (a),(c)	2,800,000	3,111,500
Rate + 3.62%),			Voya Financial Inc
5.50%, 08/10/2024 (a),(b)	2,100,000	2,153,812	(5-year United States Treasury + 3.36%),
HSBC Capital Funding Dollar 1 LP			6.13%, 09/15/2023 (a),(b)	1,400,000	1,470,000
(3-month USD LIBOR + 4.98%),					$27,494,603
10.18%, 06/30/2030 (a),(b)	2,050,000	3,186,479
JPMorgan Chase & Co			Pipelines — 7.14%
(3-month USD LIBOR + 3.78%),			Enbridge Inc
6.75%, 02/01/2024 (a),(b)	1,820,000	2,011,519	(3-month USD LIBOR + 3.89%),
			6.00%, 01/15/2077 (a)	2,100,000	2,110,500
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),			Enterprise Products Operating LLC
12.00%, 12/16/2024 (a),(b),(c)	2,100,000	2,551,500	(3-month USD LIBOR + 3.03%),
			5.25%, 08/16/2077 (a)	1,400,000	1,337,770
Morgan Stanley
(3-month USD LIBOR + 3.81%),			Transcanada Trust
5.55%, 07/15/2020 (a),(b)	1,400,000	1,415,400	(3-month USD LIBOR + 3.53%),
			5.63%, 05/20/2075 (a)	1,400,000	1,385,244
Standard Chartered PLC
(3-month USD LIBOR + 1.46%),					$4,833,514
7.01%, 07/30/2037 (a),(b),(c)	2,800,000	3,057,068
			Telecommunications — 2.23%
US Bancorp			Vodafone Group PLC
(3-month USD LIBOR + 2.91%),			(5-year Swap rate + 4.87%),
5.30%, 04/15/2027 (a),(b)	700,000	726,250	7.00%, 04/04/2079 (a)	1,400,000	1,511,832
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),			TOTAL BONDS		$65,850,211
5.88%, 06/15/2025 (a),(b)	1,400,000	1,521,856
			INVESTMENT COMPANIES — 1.43%	Shares Held	Value
		$29,059,762	Money Market Fund — 1.43%
Diversified Financial Services — 1.03%			State Street Institutional U.S. Government
Charles Schwab Corp/The			Money Market Fund 2.31% (d)	971,258	$971,258
(3-month USD LIBOR + 2.58%),
5.00%, 12/01/2027 (a),(b)	700,000	698,250	TOTAL INVESTMENT COMPANIES		$971,258
Electric — 3.33%			Total Investments		$66,821,469
Emera Inc			Other Assets and Liabilities — 1.37%		$928,097
(3-month USD LIBOR + 5.44%),			TOTAL NET ASSETS — 100.00%		$67,749,566
6.75%, 06/15/2076 (a)	2,100,000	2,252,250
			(a) Rate shown is as of period end. The rate may be a variable or floating rate
Insurance — 40.58%
Allstate Corp/The			or a fixed rate which may convert to a variable or floating rate in the future.
(3-month USD LIBOR + 2.94%),			(b) Perpetual security. Perpetual securities pay an indefinite stream of interest,
5.75%, 08/15/2053 (a)	1,400,000	1,467,494	but they may be called by the issuer at an earlier date. Date shown, if any,
American International Group Inc			reflects the next call date or final legal maturity date. Rate shown is as of
(3-month USD LIBOR + 2.87%),			period end.
5.75%, 04/01/2048 (a)	1,400,000	1,439,508
			(c) Security exempt from registration under Rule 144A of the Securities Act of
Argentum Netherlands BV for Swiss Re Ltd
(3-month USD LIBOR + 3.78%),			1933. These securities may be resold in transactions exempt from
5.63%, 08/15/2052 (a)	2,800,000	2,992,500	registration, normally to qualified institutional buyers. At the end of the
Catlin Insurance Co Ltd			period, the value of these securities totaled $21,212,882 or 31.31% of net
(3-month USD LIBOR + 2.98%),			assets.
5.57%, 10/19/2019 (a),(b)	2,100,000	2,037,000	(d) Current yield shown is as of period end.
Cloverie PLC for Zurich Insurance Co Ltd
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (a)	2,800,000	3,112,872

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2019

Portfolio Summary (unaudited)
Sector	Percent
Financial	84.51%
Energy	7.14%
Utilities	3.32%
Communications	2.23%
Investment Companies	1.43%
Other Assets and Liabilities	1.37%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

June 30, 2019

COMMON STOCKS — 99.65%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Airlines — 0.72%			Healthcare — Products — 0.80%
United Continental Holdings Inc (a)	467	$40,886	Abbott Laboratories	540	$45,414

Apparel — 0.99%			Healthcare — Services — 3.34%
Under Armour Inc, Class A (a)	2,230	56,531	Acadia Healthcare Co Inc (a)	1,517	53,019
			HCA Healthcare Inc	208	28,115
Auto Manufacturers — 0.60%			MEDNAX Inc (a)	1,181	29,797
Ford Motor Co	3,327	34,035	Molina Healthcare Inc (a)	222	31,777
Banks — 0.51%			Tenet Healthcare Corp (a)	2,297	47,456
Popular Inc	539	29,235			$190,164
Beverages — 0.77%			Household Products — 1.74%
Keurig Dr Pepper Inc	1,521	43,957	Coty Inc, Class A	3,927	52,622
Biotechnology — 2.00%			Procter & Gamble Co/The	426	46,711
Alexion Pharmaceuticals Inc (a)	265	34,710			$99,333
Ionis Pharmaceuticals Inc (a)	722	46,403
			Household Products/Wares — 2.02%
Regeneron Pharmaceuticals Inc (a)	105	32,865
			Church & Dwight Co Inc	594	43,398
		$113,978	Clorox Co/The	256	39,196
Chemicals — 2.99%			Spectrum Brands Holdings Inc	604	32,477
Ecolab Inc	251	49,557			$115,071
Element Solutions Inc (a)	2,464	25,478
			Housewares — 0.37%
Ingevity Corp (a)	305	32,077
			Newell Brands Inc	1,368	21,095
Mosaic Co/The	1,335	33,415
WR Grace & Co	391	29,759	Insurance — 1.89%
			American National Insurance Co	288	33,543
		$170,286
			Erie Indemnity Co, Class A	293	74,504
Commercial Services — 1.13%
Euronet Worldwide Inc (a)	382	64,268			$108,047
			Internet — 3.69%
Diversified Financial Services — 0.52%			Etsy Inc (a)	820	50,323
Franklin Resources Inc	856	29,789	Okta Inc (a)	617	76,206
Electric — 12.81%			TripAdvisor Inc (a)	723	33,468
AES Corp	2,695	45,168	Zscaler Inc (a)	657	50,352
Ameren Corp	599	44,991			$210,349
American Electric Power Co Inc	523	46,029
CMS Energy Corp	512	29,650	Leisure Time — 0.92%
			Planet Fitness Inc, Class A (a)	728	52,736
Duke Energy Corp	472	41,649
Entergy Corp	454	46,730	Machinery — Diversified — 0.62%
Eversource Energy	601	45,532	Flowserve Corp	668	35,197
Exelon Corp	864	41,420
FirstEnergy Corp	1,038	44,437	Media — 4.45%
Hawaiian Electric Industries Inc	1,076	46,860	Cable One Inc	48	56,208
			Discovery Inc, Class A (a)	1,576	48,383
NRG Energy Inc	1,003	35,225
			DISH Network Corp, Class A (a)	1,562	59,996
OGE Energy Corp	994	42,305
			Liberty Media Corp-Liberty Braves, Series C (a)	1,567	43,829
Pinnacle West Capital Corp	453	42,623
Portland General Electric Co	850	46,044	Viacom Inc, Class B	1,517	45,313
Vistra Energy Corp	1,703	38,556			$253,729
WEC Energy Group Inc	564	47,021	Miscellaneous Manufacture — 1.00%
Xcel Energy Inc	773	45,986	General Electric Co	5,417	56,879

		$730,226	Oil & Gas — 2.99%
Electronics — 1.49%			Antero Resources Corp (a)	4,149	22,944
Garmin Ltd	498	39,740	Apache Corp	968	28,043
Keysight Technologies Inc (a)	502	45,085	EQT Corp	1,346	21,280
		$84,825	Noble Energy Inc	2,078	46,547
			Range Resources Corp	4,073	28,430
Environmental Control — 0.89%			Transocean Ltd (a)	3,667	23,505
Stericycle Inc (a)	1,062	50,711
					$170,749
Food — 4.50%
Campbell Soup Co	771	30,894	Oil & Gas Services — 0.75%
Hershey Co/The	365	48,921	Schlumberger Ltd	1,080	42,919
Hormel Foods Corp	911	36,932	Packaging & Containers — 1.05%
Lamb Weston Holdings Inc	529	33,517	Ball Corp	857	59,981
Lancaster Colony Corp	221	32,841
McCormick & Co Inc	281	43,558	Pharmaceuticals — 6.59%
Post Holdings Inc (a)	287	29,839	Allergan PLC	293	49,057
			Amneal Pharmaceuticals Inc (a)	1,880	13,479
		$256,502	Cardinal Health Inc	569	26,800
Gas — 2.15%			CVS Health Corp	388	21,142
National Fuel Gas Co	218	11,499	DexCom Inc (a)	326	48,848
New Jersey Resources Corp	557	27,722	Eli Lilly & Co	338	37,447
ONE Gas Inc	491	44,337	McKesson Corp	234	31,447
UGI Corp	731	39,043	Merck & Co Inc	515	43,183
			Mylan NV (a)	928	17,669
		$122,601
			Perrigo Co PLC	1,006	47,906

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value	INVESTMENT COMPANIES — 0.23%	Shares Held	Value
Pharmaceuticals (continued)			Money Market Fund — 0.23%
Pfizer Inc	893	$38,685	State Street Institutional U.S. Government Money
			Market Fund 2.31% (b)	13,255	$13,255
		$375,663

Pipelines — 0.94%			TOTAL INVESTMENT COMPANIES		$13,255
Kinder Morgan Inc	2,564	53,536
			Total Investments		$5,693,909
REITs — 15.40%			Other Assets and Liabilities — 0.12%		$6,939
American Campus Communities Inc	614	28,342	TOTAL NET ASSETS — 100.00%		$5,700,848
American Tower Corp	240	49,068

Apartment Investment & Management Co,			(a) Non-income producing security
Class A	866	43,404
			(b) Current yield shown is as of period end.
AvalonBay Communities Inc	215	43,684
Brixmor Property Group Inc	1,731	30,950
EPR Properties	578	43,113	Portfolio Summary (unaudited)
Equity Residential	592	44,945	Sector		Percent
HCP Inc	1,396	44,644
Kimco Realty Corp	2,660	49,157	Consumer, Non-cyclical		22.88%
Life Storage Inc	273	25,957	Financial		18.33%
Medical Properties Trust Inc	2,425	42,292	Utilities		14.96%
National Retail Properties Inc	805	42,673	Consumer, Cyclical		14.85%
Omega Healthcare Investors Inc	1,182	43,439	Communications		10.01%
PS Business Parks Inc	288	48,537	Technology		5.89%
Realty Income Corp	620	42,761	Industrial		5.05%
Simon Property Group Inc	151	24,124	Energy		4.69%
UDR Inc	955	42,870	Basic Materials		2.99%
Ventas Inc	669	45,726	Investment Companies		0.23%
VEREIT Inc	5,450	49,104	Other Assets and Liabilities		0.12%
Welltower Inc	570	46,472	TOTAL NET ASSETS		100.00%
WP Carey Inc	574	46,597
		$877,859
Retail — 10.49%
Advance Auto Parts Inc	250	38,535
AutoNation Inc (a)	712	29,861
AutoZone Inc (a)	47	51,675
Casey’s General Stores Inc	314	48,981
Chipotle Mexican Grill Inc (a)	91	66,692
Dollar General Corp	239	32,303
Foot Locker Inc	733	30,727
Genuine Parts Co	390	40,396
L Brands Inc	1,519	39,646
Macy’s Inc	1,307	28,048
O’Reilly Automotive Inc (a)	114	42,103
Starbucks Corp	607	50,885
Tractor Supply Co	468	50,919
Yum! Brands Inc	425	47,035
		$597,806
Semiconductors — 0.70%
Xilinx Inc	338	39,857

Software — 5.19%
Coupa Software Inc (a)	626	79,258
Paycom Software Inc (a)	231	52,372
Tableau Software Inc, Class A (a)	326	54,123
Twilio Inc, Class A (a)	438	59,721
Workday Inc, Class A (a)	246	50,573
		$296,047
Telecommunications — 1.87%
CenturyLink Inc	1,680	19,757
Ciena Corp (a)	1,149	47,258
Verizon Communications Inc	694	39,648
		$106,663
Toys, Games & Hobbies — 0.77%
Mattel Inc (a)	3,901	43,730

TOTAL COMMON STOCKS		$5,680,654

See accompanying notes.

     Schedule of Investments Principal Ultra-Short Active Income ETF

June 30, 2019

		Principal			Principal
BONDS — 98.07%		Amount	Value	BONDS (continued)	Amount	Value
Aerospace & Defense — 1.84%
				Chemicals — 1.60%

General Dynamics Corp				Eastman Chemical Co
(3-month USD LIBOR + 0.38%),				2.70%, 01/15/2020	$200,000	$199,935
2.92%, 05/11/2021 (a),(b)		$230,000	$230,863
				Computers — 3.37%
Asset — Backed Securities — 18.63%				International Business Machines Corp
CCG Receivables Trust 2018-1				8.38%, 11/01/2019	414,000	422,309
2.50%, 06/16/2025 (c)		232,655	233,111
CPS Auto Receivables Trust 2019-A				Diversified Financial Services — 2.13%
3.18%, 06/15/2022 (c)		345,693	347,345	American Express Co
Ford Credit Auto Owner Trust 2015-2				(3-month USD LIBOR + 0.53%),
2.44%, 01/15/2027 (c)		400,000	400,500	3.05%, 05/17/2021 (a),(b)	266,000	267,003
Navient Private Education Loan Trust 2018-BA				Electric — 8.44%
2.74%, 12/15/2059 (a),(b),(c)		127,195	127,121
				Black Hills Corp
Santander Drive Auto Receivables Trust 2019-1				5.88%, 07/15/2020	250,000	258,272
2.91%, 01/18/2022		350,000	350,840	LG&E & KU Energy LLC
SLM Private Credit Student Loan Trust 2002-A				3.75%, 11/15/2020	420,000	426,150
(3-month USD LIBOR + 0.55%),
2.96%, 12/16/2030 (a)		250,792	250,476	NextEra Energy Capital Holdings Inc
				(3-month USD LIBOR + 0.48%),
Volvo Financial Equipment Master Owner Trust				3.05%, 05/04/2021 (a),(b)	374,000	373,864
2018	-A
2.91%, 07/17/2023 (a),(b),(c)		325,000	326,140			$1,058,286
Westlake Automobile Receivables Trust 2018-1A				Food — 3.30%
2.92%, 05/15/2023 (c)		300,000	300,899	Mondelez International Holdings Netherlands BV
				1.63%, 10/28/2019 (c)	250,000	249,121
			$2,336,432
				Tyson Foods Inc
Auto Manufacturers — 2.03%				2.65%, 08/15/2019	165,000	165,027
PACCAR Financial Corp
						$414,148
2.20%, 09/15/2019		255,000	254,900
				Insurance — 5.97%
Banks — 25.83%				MassMutual Global Funding II
Bank of America Corp				1.95%, 09/22/2020 (c)	250,000	249,479
5.63%, 07/01/2020		250,000	258,095	Metropolitan Life Global Funding I
BNP Paribas SA				2.05%, 06/12/2020 (c)	250,000	249,735
2.38%, 05/21/2020		250,000	249,996	New York Life Global Funding
Capital One NA				1.95%, 02/11/2020 (c)	250,000	249,340
1.85%, 09/13/2019		200,000	199,725
Citibank NA						$748,554
(3-month USD LIBOR + 0.57%),				Media — 2.00%
3.16%, 07/23/2021 (a),(b)		250,000	250,680	NBCUniversal Enterprise Inc
Credit Suisse AG				(3-month USD LIBOR + 0.40%),
5.30%, 08/13/2019		200,000	200,635	2.72%, 04/01/2021 (a),(c)	250,000	250,526
Fifth Third Bank				Miscellaneous Manufacture — 2.84%
(3-month USD LIBOR + 0.25%),				Siemens Financieringsmaatschappij NV
2.83%, 10/30/2020 (a),(b)		200,000	200,053
				1.30%, 09/13/2019 (c)	357,000	356,112
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 1.20%),				Oil & Gas — 1.99%
3.61%, 09/15/2020 (a)		250,000	252,398	BP Capital Markets PLC
HSBC Holdings PLC				2.32%, 02/13/2020	250,000	249,937
(3-month USD LIBOR + 1.66%),				Pharmaceuticals — 1.99%
4.18%, 05/25/2021 (a)		250,000	255,471	AbbVie Inc
ING Bank NV				2.50%, 05/14/2020	250,000	249,976
(3-month USD LIBOR + 0.88%),
3.40%, 08/15/2021 (a),(c)		200,000	201,917	Pipelines — 4.02%
JPMorgan Chase & Co				Enterprise Products Operating LLC
2.25%, 01/23/2020		200,000	199,939	5.25%, 01/31/2020	250,000	253,872
Morgan Stanley				Kinder Morgan Inc
2.65%, 01/27/2020		200,000	200,229	3.05%, 12/01/2019	250,000	250,451
PNC Financial Services Group Inc/The						$504,323
5.13%, 02/08/2020		314,000	319,235	REITs — 4.16%
SunTrust Bank				Alexandria Real Estate Equities Inc
(3-month USD LIBOR + 0.50%),				2.75%, 01/15/2020	272,000	272,113
3.09%, 10/26/2021 (a),(b)		200,000	200,391	HCP Inc
Wells Fargo & Co				2.63%, 02/01/2020	250,000	250,144
2.60%, 07/22/2020		250,000	250,822			$522,257
			$3,239,586	Semiconductors — 1.59%
Beverages — 1.31%				Broadcom Corp / Broadcom Cayman Finance Ltd
Keurig Dr Pepper Inc				2.38%, 01/15/2020	200,000	199,652
2.00%, 01/15/2020		165,000	164,245
				Telecommunications — 2.24%
Biotechnology — 1.99%				Sprint Spectrum Co LLC / Sprint Spectrum Co II
Amgen Inc				LLC / Sprint Spectrum Co III LLC
2.13%, 05/01/2020		250,000	249,382	3.36%, 03/20/2023 (c)	281,250	281,323

See accompanying notes.

     Schedule of Investments Principal Ultra-Short Active Income ETF

June 30, 2019

	Principal
BONDS (continued)	Amount	Value
Transportation — 0.80%
Ryder System Inc
2.45%, 09/03/2019	$100,000	$99,984

TOTAL BONDS		$12,299,733
INVESTMENT COMPANIES — 1.25%	Shares Held	Value
Money Market Fund — 1.25%
State Street Institutional U.S. Government
Money Market Fund 2.31% (d)	157,002	$157,002

TOTAL INVESTMENT COMPANIES		$157,002
Total Investments		$12,456,735
Other Assets and Liabilities — 0.68%		$85,851
TOTAL NET ASSETS — 100.00%		$12,542,586

(a)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,822,669 or 30.48% of net assets.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	38.10%
Asset Backed Securities	18.63%
Consumer, Non-cyclical	8.59%
Utilities	8.44%
Energy	6.01%
Industrial	5.48%
Technology	4.96%
Communications	4.24%
Consumer, Cyclical	2.03%
Basic Materials	1.59%
Investment Companies	1.25%
Other Assets and Liabilities	0.68%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal U.S. Mega-Cap Multi-Factor Index ETF

June 30, 2019

COMMON STOCKS — 99.60%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 0.94%			Retail — 8.58%
Boeing Co/The	41,891	$15,248,743	Home Depot Inc/The	164,418	$34,194,012
			McDonald’s Corp	247,611	51,418,900
Agriculture — 1.74%
Philip Morris International Inc	357,791	28,097,327	Walmart Inc	482,131	53,270,654
					$138,883,566
Banks — 8.30%
Bank of America Corp	1,143,506	33,161,674	Semiconductors — 1.82%
Citigroup Inc	507,047	35,508,501	Broadcom Inc	53,140	15,296,881
JPMorgan Chase & Co	311,646	34,842,023	Intel Corp	297,521	14,242,330
Wells Fargo & Co	652,930	30,896,648			$29,539,211
		$134,408,846	Software — 9.16%
Beverages — 5.23%			Adobe Inc (a)	118,370	34,877,721
Coca-Cola Co/The	673,238	34,281,279	Microsoft Corp	474,488	63,562,412
PepsiCo Inc	383,665	50,309,991	Oracle Corp	875,434	49,873,475
		$84,591,270			$148,313,608
Biotechnology — 1.90%			Telecommunications — 5.95%
Amgen Inc	166,459	30,675,064	AT&T Inc	1,008,237	33,786,022
			Cisco Systems Inc	584,321	31,979,888
Chemicals — 0.99%			Verizon Communications Inc	534,810	30,553,695
DuPont de Nemours Inc	212,746	15,970,842
					$96,319,605
Commercial Services — 2.15%
PayPal Holdings Inc (a)	303,810	34,774,093	Transportation — 1.00%
			Union Pacific Corp	95,534	16,155,755
Computers — 7.52%
Accenture PLC, Class A	179,207	33,112,077	TOTAL COMMON STOCKS		$1,612,462,008
Apple Inc	291,620	57,717,431	INVESTMENT COMPANIES — 0.34%	Shares Held	Value
International Business Machines Corp	224,126	30,906,975
			Money Market Fund — 0.34%
		$121,736,483	State Street Institutional U.S. Government
Diversified Financial Services — 4.35%			Money Market Fund 2.31% (b)	5,459,750	$5,459,750
Mastercard Inc, Class A	133,981	35,441,994
Visa Inc, Class A	201,991	35,055,538	TOTAL INVESTMENT COMPANIES		$5,459,750
		$70,497,532	Total Investments		$1,617,921,758
Electronics — 3.19%			Other Assets and Liabilities — 0.06%		$1,019,298
Honeywell International Inc	295,851	51,652,626	TOTAL NET ASSETS — 100.00%		$1,618,941,056

Healthcare — Products — 4.14%
			(a) Non-income producing security
Abbott Laboratories	395,570	33,267,437
Medtronic PLC	347,233	33,817,022	(b) Current yield shown is as of period end.
		$67,084,459
			Portfolio Summary (unaudited)
Healthcare — Services — 0.97%
UnitedHealth Group Inc	64,590	15,760,606	Sector		Percent

Household Products — 3.06%			Consumer, Non-cyclical		29.55%
Procter & Gamble Co/The	451,909	49,551,822	Technology		18.51%
			Communications		16.66%
Insurance — 2.07%			Financial		14.72%
Berkshire Hathaway Inc, Class B (a)	157,018	33,471,527	Consumer, Cyclical		8.58%
Internet — 5.00%			Industrial		6.76%
Alphabet Inc, Class A (a)	26,814	29,034,199	Energy		3.83%
Amazon.com Inc (a)	8,977	16,999,117	Basic Materials		0.99%
Facebook Inc, Class A (a)	95,853	18,499,629	Investment Companies		0.34%
Netflix Inc (a)	44,784	16,450,059	Other Assets and Liabilities		0.06%
		$80,983,004	TOTAL NET ASSETS		100.00%
Media — 5.71%
Comcast Corp, Class A	789,118	33,363,909
Walt Disney Co/The	423,468	59,133,072
		$92,496,981
Miscellaneous Manufacture — 1.63%
3M Co	152,177	26,378,361

Oil & Gas — 3.83%
Chevron Corp	256,713	31,945,366
Exxon Mobil Corp	391,421	29,994,591
		$61,939,957
Pharmaceuticals — 10.37%
AbbVie Inc	198,240	14,416,013
Eli Lilly & Co	243,716	27,001,296
Johnson & Johnson	336,368	46,849,335
Merck & Co Inc	565,371	47,406,358
Pfizer Inc	744,638	32,257,718
		$167,930,720

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Multi-Factor Index ETF

June 30, 2019

COMMON STOCKS — 99.48%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.01%			Banks (continued)
Fluent Inc (a)	6,344	$34,131	TriCo Bancshares	8,534	$322,585
			Trustmark Corp	60,899	2,024,892
Aerospace & Defense — 0.94%
Aerojet Rocketdyne Holdings Inc (a)	66,251	2,966,057	United Community Banks Inc	41,985	1,199,092
Astronics Corp (a)	8,865	356,551	Washington Trust Bancorp Inc	3,864	201,624
			WesBanco Inc	10,872	419,116
		$3,322,608
					$37,548,355
Agriculture — 0.04%
			Beverages — 0.41%
Turning Point Brands Inc	2,653	129,944	Boston Beer Co Inc/The, Class A (a)	3,833	1,447,954
Airlines — 0.26%
			Biotechnology — 2.21%
Allegiant Travel Co	6,343	910,220	ACADIA Pharmaceuticals Inc (a)	50,296	1,344,412
Apparel — 0.65%			ANI Pharmaceuticals Inc (a)	3,893	320,005
Oxford Industries Inc	7,393	560,389	Aratana Therapeutics Inc (a)	19,343	99,810
Steven Madden Ltd	29,454	999,963	Arrowhead Pharmaceuticals Inc (a)	39,002	1,033,553
Wolverine World Wide Inc	27,812	765,943	Cambrex Corp (a)	17,810	833,686
			Denali Therapeutics Inc (a)	9,328	193,649
		$2,326,295
			Innoviva Inc (a)	61,210	891,218
Auto Parts & Equipment — 0.56%			Myriad Genetics Inc (a)	32,409	900,322
Dana Inc	53,935	1,075,464	NeoGenomics Inc (a)	47,720	1,046,977
Dorman Products Inc (a)	9,382	817,547	PDL BioPharma Inc (a)	79,603	249,953
Miller Industries Inc	2,938	90,344	Veracyte Inc (a)	14,391	410,287
		$1,983,355	Vericel Corp (a)	27,656	522,422
Banks — 10.57%					$7,846,294
Allegiance Bancshares Inc (a)	7,708	256,985
			Chemicals — 2.21%
Atlantic Capital Bancshares Inc (a)	12,721	217,784	Amyris Inc (a)	58,512	208,303
Bancorp Inc/The (a)	11,518	102,741
			Balchem Corp	8,773	877,037
Bank of Hawaii Corp	29,692	2,461,764	Innospec Inc	8,018	731,562
Bank of Marin Bancorp	3,552	145,703	Minerals Technologies Inc	10,444	558,858
Banner Corp	20,568	1,113,757	PQ Group Holdings Inc (a)	8,915	141,303
Byline Bancorp Inc (a)	5,717	109,309
			Quaker Chemical Corp	6,094	1,236,351
Cadence BanCorp	130,714	2,718,851	Rogers Corp (a)	5,296	913,984
Camden National Corp	3,006	137,885	Sensient Technologies Corp	32,674	2,400,885
Cathay General Bancorp	59,413	2,133,521	Stepan Co	8,568	787,485
Central Pacific Financial Corp	17,397	521,214
Chemical Financial Corp	58,242	2,394,329			$7,855,768
City Holding Co	5,917	451,230	Coal — 0.79%
Community Bank System Inc	20,576	1,354,724	Advanced Emissions Solutions Inc	6,963	88,012
ConnectOne Bancorp Inc	11,018	249,668	Arch Coal Inc, Class A	16,322	1,537,696
Enterprise Financial Services Corp	8,555	355,888	Warrior Met Coal Inc	45,016	1,175,818
Equity Bancshares Inc, Class A (a)	6,181	164,785
					$2,801,526
FB Financial Corp	5,424	198,518
Financial Institutions Inc	4,024	117,300	Commercial Services — 3.91%
First BanCorp	124,081	1,369,854	ABM Industries Inc	40,887	1,635,480
First Commonwealth Financial Corp	50,892	685,515	BG Staffing Inc	3,170	59,850
First Financial Corp	3,513	141,082	Carriage Services Inc	4,067	77,314
First Interstate BancSystem Inc, Class A	23,532	932,102	Cass Information Systems Inc	4,086	198,089
			CorVel Corp (a)	3,521	306,362
First Merchants Corp	16,082	609,508
First of Long Island Corp/The	8,816	177,025	CRA International Inc	1,970	75,510
Great Western Bancorp Inc	42,099	1,503,776	Ennis Inc	15,538	318,840
Hanmi Financial Corp	18,390	409,545	EVERTEC Inc	35,053	1,146,233
Heartland Financial USA Inc	9,928	444,079	Forrester Research Inc	5,222	245,591
			FTI Consulting Inc (a)	20,004	1,677,135
Home BancShares Inc	66,624	1,283,178
Hope Bancorp Inc	79,089	1,089,846	Graham Holdings Co, Class B	1,843	1,271,725
Horizon Bancorp Inc	9,231	150,835	Hackett Group Inc/The	7,455	125,169
Independent Bank Corp	12,324	938,473	Heidrick & Struggles International Inc	4,868	145,894
			HMS Holdings Corp (a)	27,718	897,786
Independent Bank Group Inc	19,695	1,082,437
Lakeland Bancorp Inc	12,908	208,464	ICF International Inc	8,576	624,333
			K12 Inc (a)	10,190	309,878
Lakeland Financial Corp	9,443	442,216
LegacyTexas Financial Group Inc	25,111	1,022,269	Kforce Inc	10,010	351,251
			LiveRamp Holdings Inc (a)	21,481	1,041,399
Live Oak Bancshares Inc	12,973	222,487
Midland States Bancorp Inc	5,518	147,441	Matthews International Corp, Class A	4,320	150,552
NBT Bancorp Inc	11,365	426,301	Medifast Inc	7,188	922,220
Nicolet Bankshares Inc (a)	1,444	89,615	Monro Inc	12,935	1,103,355
			Rent-A-Center Inc (a)	45,277	1,205,727
Old Second Bancorp Inc	6,999	89,377
Peoples Bancorp Inc	5,115	165,010			$13,889,693
Preferred Bank	6,114	288,886	Computers — 1.30%
S&T Bancorp Inc	9,819	368,016	ExlService Holdings Inc (a)	12,266	811,151
Sandy Spring Bancorp Inc	12,688	442,557	Insight Enterprises Inc (a)	13,115	763,293
ServisFirst Bancshares Inc	15,639	535,792	Mercury Systems Inc (a)	14,588	1,026,266
Simmons First National Corp, Class A	42,876	997,296	MTS Systems Corp	11,168	653,663
South State Corp	18,974	1,397,815	Presidio Inc	39,041	533,690
Southside Bancshares Inc	14,604	472,878	TTEC Holdings Inc	3,044	141,820
Sterling Bancorp Inc	4,154	41,415

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Multi-Factor Index ETF

June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Computers (continued)			Engineering & Construction — 1.48%
Unisys Corp (a)	33,782	$328,361	Comfort Systems USA Inc	21,478	$1,095,163
Virtusa Corp (a)	7,901	351,041	Exponent Inc	18,106	1,059,925
			Great Lakes Dredge & Dock Corp (a)	32,979	364,088
		$4,609,285
			KBR Inc	110,355	2,752,254
Construction Materials — 0.95%
Boise Cascade Co	24,498	688,639			$5,271,430
Continental Building Products Inc (a)	24,857	660,450	Entertainment — 0.56%
PGT Innovations Inc (a)	35,336	590,818	AMC Entertainment Holdings Inc, Class A	33,325	310,922
Simpson Manufacturing Co Inc	21,408	1,422,776	Everi Holdings Inc (a)	38,139	454,999
			SeaWorld Entertainment Inc (a)	38,966	1,207,946
		$3,362,683
					$1,973,867
Distribution/Wholesale — 1.26%
Core-Mark Holding Co Inc	8,175	324,711	Environmental Control — 0.50%
G-III Apparel Group Ltd (a)	14,668	431,533	Tetra Tech Inc	22,664	1,780,257
Systemax Inc	4,100	90,856	Food — 1.79%
Triton International Ltd	40,049	1,312,005	B&G Foods Inc	37,778	785,782
WESCO International Inc (a)	45,795	2,319,517	Chefs’ Warehouse Inc/The (a)	6,273	219,994
		$4,478,622	J&J Snack Foods Corp	3,008	484,138
Diversified Financial Services — 5.13%			John B Sanfilippo & Son Inc	2,237	178,267
			Simply Good Foods Co/The (a)	15,588	375,359
Aircastle Ltd	28,803	612,352
			Sprouts Farmers Market Inc (a)	101,607	1,919,356

Artisan Partners Asset Management Inc,			Tootsie Roll Industries Inc	7,649	282,478
Class A	46,121	1,269,250	TreeHouse Foods Inc (a)	38,803	2,099,242
CBTX Inc	3,707	104,315
Cohen & Steers Inc	13,934	716,765			$6,344,616
Deluxe Corp	29,702	1,207,683	Forest Products & Paper — 0.79%
Diamond Hill Investment Group Inc	1,560	221,083	Domtar Corp	48,691	2,168,210
Federated Investors Inc, Class B	85,593	2,781,772	Schweitzer-Mauduit International Inc	10,005	331,966
Greenhill & Co Inc	19,556	265,766	Verso Corp, Class A (a)	15,270	290,894
Hamilton Lane Inc, Class A	7,844	447,579			$2,791,070
Hannon Armstrong Sustainable Infrastructure
Capital Inc	44,826	1,263,197	Gas — 0.16%
Legg Mason Inc	91,577	3,505,568	Chesapeake Utilities Corp	5,907	561,283
Moelis & Co, Class A	37,190	1,299,790	Hand/Machine Tools — 0.62%
Paysign Inc (a)	5,408	72,305	Franklin Electric Co Inc	11,876	564,110
PJT Partners Inc, Class A	8,989	364,234	Regal Beloit Corp	20,077	1,640,492
Virtu Financial Inc, Class A	79,610	1,733,906			$2,204,602
Waddell & Reed Financial Inc, Class A	91,986	1,533,407
WageWorks Inc (a)	14,152	718,780	Healthcare — Products — 6.27%
			AngioDynamics Inc (a)	9,799	192,942
Westwood Holdings Group Inc	3,404	119,821
			AtriCure Inc (a)	12,683	378,461
		$18,237,573	Atrion Corp	557	474,976
Electric — 0.78%			BioTelemetry Inc (a)	24,518	1,180,542
Ameresco Inc, Class A (a)	6,160	90,737	Cardiovascular Systems Inc (a)	19,593	841,127
Genie Energy Ltd, Class B	9,872	105,137	CareDx Inc (a)	17,824	641,486
NorthWestern Corp	35,652	2,572,291	Cerus Corp (a)	33,149	186,297
		$2,768,165	CONMED Corp	18,639	1,594,939
			Genomic Health Inc (a)	22,173	1,289,803
Electrical Components & Equipment — 1.74%			Glaukos Corp (a)	13,792	1,039,917
Belden Inc	25,986	1,547,986	Inspire Medical Systems Inc (a)	12,272	744,297
Encore Wire Corp	9,314	545,614	Invacare Corp	10,107	52,455
Energizer Holdings Inc	46,063	1,779,874	iRadimed Corp (a)	2,503	51,186
Generac Holdings Inc (a)	33,300	2,311,353	iRhythm Technologies Inc (a)	19,523	1,543,879
		$6,184,827	Lantheus Holdings Inc (a)	9,451	267,463
			LeMaitre Vascular Inc	3,870	108,283
Electronics — 2.60%			Luminex Corp	17,721	365,761
Alarm.com Holdings Inc (a)	30,393	1,626,026
			Meridian Bioscience Inc	20,155	239,441
Atkore International Group Inc (a)	24,521	634,358
			Merit Medical Systems Inc (a)	19,880	1,184,053
Badger Meter Inc	10,886	649,785	NanoString Technologies Inc (a)	15,476	469,697
Brady Corp, Class A	50,810	2,505,949	NuVasive Inc (a)	30,718	1,798,232
Comtech Telecommunications Corp	13,727	385,866	OPKO Health Inc (a)	162,946	397,588
Fluidigm Corp (a)	28,245	347,978
			OrthoPediatrics Corp (a)	2,420	94,380
Mesa Laboratories Inc	2,446	597,656	Patterson Cos Inc	66,958	1,533,338
Napco Security Technologies Inc (a)	2,949	87,526	Quanterix Corp (a)	2,167	73,223
OSI Systems Inc (a)	9,544	1,074,941	Quidel Corp (a)	11,449	679,155
SMART Global Holdings Inc (a)	28,050	644,870	Repligen Corp (a)	13,167	1,131,704
Watts Water Technologies Inc, Class A	7,407	690,184	RTI Surgical Holdings Inc (a)	6,822	28,994
		$9,245,139	STAAR Surgical Co (a)	12,958	380,706
			Tactile Systems Technology Inc (a)	9,003	512,451
Energy — Alternate Sources — 0.61%			Tandem Diabetes Care Inc (a)	36,994	2,386,853
Pattern Energy Group Inc, Class A	71,400	1,648,626
Renewable Energy Group Inc (a)	33,832	536,576	Utah Medical Products Inc	588	56,272
			Varex Imaging Corp (a)	11,733	359,616
		$2,185,202
					$22,279,517

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Multi-Factor Index ETF

June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Services — 3.62%			Lodging — 0.08%
Acadia Healthcare Co Inc (a)	42,177	$1,474,086	Marcus Corp/The	9,090	$299,606
Addus HomeCare Corp (a)	5,543	415,448
Brookdale Senior Living Inc (a)	94,386	680,523	Machinery — Diversified — 1.26%
Catasys Inc (a)	2,280	43,822	Applied Industrial Technologies Inc	13,445	827,271
			Cactus Inc, Class A (a)	24,338	806,074
Community Health Systems Inc (a)	64,047	171,005
			Chart Industries Inc (a)	19,694	1,514,075
Ensign Group Inc/The	12,815	729,430
Invitae Corp (a)	33,103	777,920	CSW Industrials Inc	6,479	441,544
LHC Group Inc (a)	14,527	1,737,139	Kadant Inc	5,868	532,873
MEDNAX Inc (a)	86,263	2,176,415	Tennant Co	5,860	358,632
Medpace Holdings Inc (a)	24,380	1,594,940			$4,480,469
National HealthCare Corp	3,775	306,341	Media — 1.66%
R1 RCM Inc (a)	38,693	486,758	AMC Networks Inc, Class A (a)	28,303	1,542,230
Select Medical Holdings Corp (a)	34,727	551,117
			EW Scripps Co/The Class A	18,448	282,070
Surgery Partners Inc (a)	8,791	71,559	Gray Television Inc (a)	21,987	360,367
Tenet Healthcare Corp (a)	44,836	926,312
			John Wiley & Sons Inc, Class A	10,640	487,950
Triple-S Management Corp, Class B (a)	3,406	81,233
			Sinclair Broadcast Group Inc, Class A	42,506	2,279,597
US Physical Therapy Inc	5,131	628,907	TEGNA Inc	61,493	931,619
		$12,852,955			$5,883,833
Home Builders — 0.41%			Metal Fabrication & Hardware — 1.25%
MDC Holdings Inc	18,786	615,805	Advanced Drainage Systems Inc	27,122	889,330
Winnebago Industries Inc	21,701	838,744	Mueller Industries Inc	12,002	351,299
		$1,454,549	Timken Co/The	54,579	2,802,086
			TriMas Corp (a)	12,856	398,150
Home Furnishings — 0.66%
iRobot Corp (a)	18,685	1,712,293			$4,440,865
Sleep Number Corp (a)	16,010	646,644
			Mining — 0.29%
		$2,358,937	Kaiser Aluminum Corp	10,548	1,029,590

Household Products — 0.32%			Miscellaneous Manufacture — 1.03%
Edgewell Personal Care Co (a)	28,373	764,652	ESCO Technologies Inc	13,023	1,075,960
Inter Parfums Inc	5,583	371,214	Fabrinet (a)	22,371	1,111,168
		$1,135,866	Federal Signal Corp	21,328	570,524
			Hillenbrand Inc	13,950	552,001
Household Products/Wares — 0.97%			Standex International Corp	4,985	364,603
ACCO Brands Corp	26,275	206,784
Helen of Troy Ltd (a)	11,552	1,508,576			$3,674,256
Spectrum Brands Holdings Inc	16,560	890,431	Office & Business Equipment — 0.19%
WD-40 Co	5,401	858,975	Pitney Bowes Inc	159,532	682,797

		$3,464,766	Office Furnishings — 0.45%
Insurance — 1.80%			Herman Miller Inc	21,940	980,718
Argo Group International Holdings Ltd	15,182	1,124,227	Interface Inc	16,011	245,449
HCI Group Inc	4,640	187,781	Knoll Inc	15,489	355,937
James River Group Holdings Ltd	14,566	683,145			$1,582,104
Kinsale Capital Group Inc	6,199	567,085
Mercury General Corp	37,782	2,361,375	Oil & Gas — 2.94%
National General Holdings Corp	25,862	593,274	Berry Petroleum Corp	36,903	391,172
NMI Holdings Inc, Class A (a)	30,653	870,239	Bonanza Creek Energy Inc (a)	9,603	200,511
			Callon Petroleum Co (a)	218,284	1,438,492
		$6,387,126	Carrizo Oil & Gas Inc (a)	103,904	1,041,118
Internet — 1.70%			Denbury Resources Inc (a)	283,691	351,777
Cogent Communications Holdings Inc	23,131	1,373,056	Earthstone Energy Inc, Class A (a)	3,755	22,981
Endurance International Group Holdings Inc (a)	26,736	128,333	Evolution Petroleum Corp	9,041	64,643
HealthStream Inc (a)	8,228	212,776	Falcon Minerals Corp	6,271	52,676
Meet Group Inc/The (a)	62,172	216,359	Gulfport Energy Corp (a)	140,545	690,076
NIC Inc	24,436	391,953	Mammoth Energy Services Inc	10,418	71,676
Perficient Inc (a)	17,986	617,279	Murphy USA Inc (a)	14,035	1,179,361
Shutterfly Inc (a)	28,992	1,465,546	PDC Energy Inc (a)	44,008	1,586,928
Shutterstock Inc	11,935	467,733	SM Energy Co	87,085	1,090,304
Stitch Fix Inc, Class A (a)	30,045	961,140	Southwestern Energy Co (a)	524,293	1,656,766
Zix Corp (a)	23,128	210,233	SRC Energy Inc (a)	125,619	623,070
		$6,044,408			$10,461,551
Iron & Steel — 0.21%			Oil & Gas Services — 0.91%
Carpenter Technology Corp	15,441	740,859	Archrock Inc	40,083	424,880
Leisure Time — 0.57%			Core Laboratories NV	30,105	1,573,890
			ProPetro Holding Corp (a)	47,162	976,253
Acushnet Holdings Corp	7,918	207,927
Clarus Corp	5,000	72,200	Solaris Oilfield Infrastructure Inc, Class A	17,199	257,641
Fox Factory Holding Corp (a)	9,475	781,782			$3,232,664
Johnson Outdoors Inc, Class A	1,643	122,519	Packaging & Containers — 1.10%
Lindblad Expeditions Holdings Inc (a)	7,613	136,653
			Owens-Illinois Inc	124,462	2,149,459
MasterCraft Boat Holdings Inc (a)	5,712	111,898
			Silgan Holdings Inc	57,255	1,752,003
YETI Holdings Inc (a)	20,263	586,614
					$3,901,462
		$2,019,593

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Multi-Factor Index ETF

June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals — 2.51%			Retail (continued)
Amneal Pharmaceuticals Inc (a)	29,494	$211,472	J. Jill Inc	9,679	$19,261
Amphastar Pharmaceuticals Inc (a)	9,576	202,149	La-Z-Boy Inc	11,839	362,984
Antares Pharma Inc (a)	37,900	124,691	Office Depot Inc	132,336	272,612
Assertio Therapeutics Inc (a)	20,376	70,297	PC Connection Inc	3,631	127,012
BioDelivery Sciences International Inc (a)	25,930	120,575	PCM Inc (a)	3,005	105,295
BioSpecifics Technologies Corp (a)	2,669	159,366	PetIQ Inc (a)	11,434	376,865
CorMedix Inc (a)	8,122	72,854	PetMed Express Inc	16,455	257,850
Endo International PLC (a)	113,624	468,131	Ruth’s Hospitality Group Inc	10,853	246,472
KalVista Pharmaceuticals Inc (a)	1,886	41,775	Sally Beauty Holdings Inc (a)	51,959	693,133
Lannett Co Inc (a)	38,376	232,559	Shoe Carnival Inc	9,633	265,871
Mallinckrodt PLC (a)	62,101	570,087	Tailored Brands Inc	45,884	264,751
Natural Grocers by Vitamin Cottage Inc (a)	5,432	54,592	Tilly’s Inc, Class A	12,185	92,972
Owens & Minor Inc	74,305	237,776	Wingstop Inc	18,569	1,759,413
Pacira BioSciences Inc (a)	28,123	1,223,069	World Fuel Services Corp	26,199	942,116
Phibro Animal Health Corp, Class A	5,147	163,520	Zumiez Inc (a)	13,280	346,608
Premier Inc, Class A (a)	69,290	2,709,932
					$18,253,005
Prestige Consumer Healthcare Inc (a)	29,549	936,112
Supernus Pharmaceuticals Inc (a)	23,302	771,063	Savings & Loans — 1.26%
USANA Health Sciences Inc (a)	6,929	550,371	Axos Financial Inc (a)	32,757	892,628
			Berkshire Hills Bancorp Inc	23,710	744,257
		$8,920,391	First Defiance Financial Corp	6,366	181,877
Pipelines — 0.21%			Meridian Bancorp Inc	19,125	342,146
SemGroup Corp, Class A	62,383	748,596	Northfield Bancorp Inc	12,198	190,411
			Oritani Financial Corp	34,265	607,861
Private Equity — 0.25%
			Provident Financial Services Inc	19,843	481,193
Kennedy-Wilson Holdings Inc	39,815	818,994
Victory Capital Holdings Inc, Class A (a)	4,994	85,797	WSFS Financial Corp	24,717	1,020,812
					$4,461,185
		$904,791
			Semiconductors — 1.60%
Real Estate — 0.49%
Marcus & Millichap Inc (a)	19,958	615,704	Cabot Microelectronics Corp	18,547	2,041,654
			Lattice Semiconductor Corp (a)	52,135	760,650
Realogy Holdings Corp	135,646	982,077
			Power Integrations Inc	9,407	754,253
RMR Group Inc/The, Class A	2,819	132,437	Semtech Corp (a)	28,871	1,387,251
		$1,730,218	Xperi Corp	35,780	736,710
REITs — 6.99%					$5,680,518
Apollo Commercial Real Estate Finance Inc	137,876	2,535,540
			Software — 5.18%
Arbor Realty Trust Inc	123,779	1,500,201	Alteryx Inc, Class A (a)	29,917	3,264,543
Ares Commercial Real Estate Corp	23,521	349,522	Appfolio Inc, Class A (a)	6,130	626,915
CareTrust REIT Inc	99,047	2,355,338	Bandwidth Inc, Class A (a)	6,676	500,834
CorePoint Lodging Inc	21,928	271,688
			Computer Programs & Systems Inc	8,094	224,932
Exantas Capital Corp	21,118	238,844
			CSG Systems International Inc	10,212	498,652
Four Corners Property Trust Inc	42,918	1,172,949
			Ebix Inc	22,226	1,116,190
Granite Point Mortgage Trust Inc	135,130	2,593,145	Envestnet Inc (a)	15,358	1,050,026
Jernigan Capital Inc	18,055	370,127	Five9 Inc (a)	47,508	2,436,685
KKR Real Estate Finance Trust Inc	60,759	1,210,319	Intelligent Systems Corp (a)	1,272	36,621
Ladder Capital Corp	116,504	1,935,131	Manhattan Associates Inc (a)	30,676	2,126,767
Lexington Realty Trust	268,536	2,526,924
			Monotype Imaging Holdings Inc	26,205	441,292
LTC Properties Inc	22,190	1,013,195	Omnicell Inc (a)	11,978	1,030,467
NexPoint Residential Trust Inc	8,623	356,992	Pareteum Corp (a)	58,434	152,513
NorthStar Realty Europe Corp	53,283	875,440
			Progress Software Corp	21,367	932,029
Office Properties Income Trust	31,980	840,115
			QAD Inc, Class A	3,826	153,843
PennyMac Mortgage Investment Trust	75,690	1,652,313	SailPoint Technologies Holding Inc (a)	64,219	1,286,949
Spirit MTA REIT	23,902	199,343
			Simulations Plus Inc	2,801	79,997
Tanger Factory Outlet Centers Inc	118,227	1,916,460	SPS Commerce Inc (a)	8,802	899,652
TPG RE Finance Trust Inc	48,075	927,367	Upland Software Inc (a)	8,377	381,405
		$24,840,953	Verint Systems Inc (a)	21,655	1,164,606
Retail — 5.14%					$18,404,918
Abercrombie & Fitch Co, Class A	40,268	645,899
America’s Car-Mart Inc (a)	3,166	272,529	Storage/Warehousing — 0.11%
			Mobile Mini Inc	12,522	381,044
BJ’s Restaurants Inc	21,734	954,992
Bloomin’ Brands Inc	48,987	926,344	Telecommunications — 1.98%
BMC Stock Holdings Inc (a)	28,656	607,507	Acacia Communications Inc (a)	29,718	1,401,501
Boot Barn Holdings Inc (a)	18,765	668,785	Consolidated Communications Holdings Inc	42,299	208,534
Brinker International Inc	36,101	1,420,574	Inseego Corp (a)	36,189	173,345
Cato Corp/The, Class A	7,220	88,950	InterDigital Inc	37,634	2,423,630
Cheesecake Factory Inc/The	30,729	1,343,472	Iridium Communications Inc (a)	38,464	894,673
Chico’s FAS Inc	105,865	356,765	Shenandoah Telecommunications Co	14,885	573,370
Dave & Buster’s Entertainment Inc	23,741	960,798	Switch Inc, Class A	50,997	667,551
Dick’s Sporting Goods Inc	68,197	2,361,662	United States Cellular Corp (a)	15,445	689,928
Dine Brands Global Inc	9,401	897,513			$7,032,532
Duluth Holdings Inc, Class B (a)	4,085	55,515
Group 1 Automotive Inc	5,855	479,466	Textiles — 0.46%
Haverty Furniture Cos Inc	4,640	79,019	UniFirst Corp	8,581	1,618,119

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Multi-Factor Index ETF

June 30, 2019

COMMON STOCKS (continued)	Shares Held	Value
Transportation — 1.69%
ArcBest Corp	19,979	$561,610
Forward Air Corp	10,600	626,990
Matson Inc	12,774	496,270
Park-Ohio Holdings Corp	1,756	57,228
Radiant Logistics Inc (a)	16,143	99,118
Ryder System Inc	40,495	2,360,859
Universal Logistics Holdings Inc	3,220	72,353
Werner Enterprises Inc	55,338	1,719,905
		$5,994,333
Trucking & Leasing — 0.43%
GATX Corp	19,483	1,544,807

Water — 0.66%
American States Water Co	19,373	1,457,625
California Water Service Group	17,310	876,405
		$2,334,030

TOTAL COMMON STOCKS		$353,351,977
Total Investments		$353,351,977
Other Assets and Liabilities — 0.52%		$1,847,901
TOTAL NET ASSETS — 100.00%		$355,199,878

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.49%
Consumer, Non-cyclical		22.05%
Industrial		15.60%
Consumer, Cyclical		11.16%
Technology		8.27%
Energy		5.47%
Communications		5.35%
Basic Materials		3.50%
Utilities		1.59%
Other Assets and Liabilities		0.52%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Active Global Dividend Income ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Year ended	Period ended
	June 30, 2019	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$27.56	$25.36	$25.00
Investment Operations:
Net investment income (b)	0.67	0.69	0.17
Net realized and change in unrealized gain	0.39	2.15	0.19
Total from investment operations	1.06	2.84	0.36
Dividends and Distributions to Shareholders from:
Net investment income	(0.68)	(0.51)	—
Net realized gains	(0.30)	(0.13)	—
Total dividends and distributions to stockholders	(0.98)	(0.64)	—
Net asset value, end of period	$27.64	$27.56	$25.36
Total return:	4.12%	11.24%	1.43% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$717,189	$705,435	$428,567
Ratio of expenses to average net assets	0.58%	0.58%	0.58% (d)
Ratio of expenses to average net assets excluding interest expense	0.58%	—(e)	—(e)
Ratio of net investment income to average net assets	2.49%	2.51%	4.56% (d)
Portfolio turnover rate (f)	31.5%	22.0%	0.0% (d)

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Ratio is not applicable as there was no interest expense in the period.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
	Principal Exchange-Traded Funds

Principal Active Income ETF (a)

For a share outstanding for the year ended June 30 (except as noted):

						Period ended
	Year ended	Year ended		Year ended		June 30, 2016 (b)
	June 30, 2019	June 30, 2018		June 30, 2017
Net asset value, beginning of period	$40.27	$41.31		$39.12		$40.00
Investment Operations:
Net investment income (c)	1.91	1.78		1.95		2.13
Net realized and change in unrealized gain (loss)	(0.01)	(0.50)		2.22		(1.39)
Total from investment operations	1.90	1.28		4.17		0.74
Dividends and Distributions to Shareholders from:
Net investment income	(1.92)	(1.87)		(1.98)		(1.62)
Net realized gains	(0.34)	(0.45)		—		—
Total dividends and distributions to stockholders	(2.26)	(2.32)		(1.98)		(1.62)
Net asset value, end of period	$39.91	$40.27		$41.31		$39.12
Total return:	4.95%	3.10%		10.92%		2.13	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$216,519	$292,967		$286,084		$265,013
Ratio of expenses to average net assets	0.61%	0.65	% (e)	0.77	% (e)	0.85% (e),(f)
Ratio of gross expenses to average net assets	—(g)	0.68%		0.80%		1.34	% (f)
Ratio of net investment income to average net assets	4.84%	4.34%		4.82%		5.99	% (f)
Portfolio turnover rate (h)	17.9%	11.0%		30.7%		34.3	% (f)

(a)	Effective May 1, 2019, Principal EDGE Active Income ETF changed its name to Principal Active Income ETF.
(b)	Period from July 8, 2015, date operations commenced, through June 30, 2016.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Includes reimbursement from Advisor.
(f)	Computed on an annualized basis.
(g)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Contrarian Value Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$26.12	$25.00
Investment Operations:
Net investment income (b)	0.39	0.26
Net realized and change in unrealized gain	0.66	1.03
Total from investment operations	1.05	1.29
Dividends and Distributions to Shareholders from:
Net investment income	(0.39)	(0.17)
Total dividends and distributions to stockholders	(0.39)	(0.17)
Net asset value, end of period	$26.78	$26.12
Total return:	4.13%	5.15	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,356	$3,918
Ratio of expenses to average net assets	0.29%	0.29	% (d)
Ratio of net investment income to average net assets	1.52%	1.44	% (d)
Portfolio turnover rate (e)	47.1%	61.6	% (d)

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Healthcare Innovators Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Year ended	Period ended
	June 30, 2019	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$34.74	$28.56	$25.00
Investment Operations:
Net investment loss (b)	(0.13)	(0.12)	(0.08)
Net realized and change in unrealized gain (loss)	(0.24)	6.35	3.64
Total from investment operations	(0.37)	6.23	3.56
Dividends and Distributions to Shareholders from:
Net realized gains	—	(0.05)	—
Total dividends and distributions to stockholders	—	(0.05)	—
Net asset value, end of period	$34.37	$34.74	$28.56
Total return:	(1.05)%	21.83%	14.24	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$56,713	$52,104	$7,140
Ratio of expenses to average net assets	0.42%	0.42%	0.42	% (d)
Ratio of net investment loss to average net assets	(0.39)%	(0.38)%	(0.3)%	(d)
Portfolio turnover rate (e)	34.5%	33.6%	18.2	% (d)

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Investment Grade Corporate Active ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$24.59	$25.00
Investment Operations:
Net investment income (b)	0.95	0.19
Net realized and change in unrealized gain (loss)	1.66	(0.52)
Total from investment operations	2.61	(0.33)
Dividends and Distributions to Shareholders from:
Net investment income	(0.98)	(0.08)
Net realized gains	(0.02)	—
Total dividends and distributions to stockholders	(1.00)	(0.08)
Net asset value, end of period	$26.20	$24.59
Total return:	10.95%	(1.32	)% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$120,540	$228,710
Ratio of expenses to average net assets	0.26%	0.26	% (d)
Ratio of net investment income to average net assets	3.86%	3.83	% (d)
Portfolio turnover rate (e)	92.8%	47.8	% (d)

(a)	Period from April 18, 2018, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Millennials Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Year ended	Period ended
	June 30, 2019	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$36.76	$28.92	$25.00
Investment Operations:
Net investment income (b)	0.17	0.23	0.17
Net realized and change in unrealized gain	1.54	7.91	3.87
Total from investment operations	1.71	8.14	4.04
Dividends and Distributions to Shareholders from:
Net investment income	(0.23)	(0.23)	(0.09)
Net realized gains	—	(0.07)	(0.03)
Total dividends and distributions to stockholders	(0.23)	(0.30)	(0.12)
Net asset value, end of period	$38.24	$36.76	$28.92
Total return:	4.70%	28.31%	16.23	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$21,031	$20,217	$7,230
Ratio of expenses to average net assets	0.45%	0.45%	0.45	% (d)
Ratio of expenses to average net assets excluding interest expense	—(e)	0.45%	—(e)
Ratio of net investment income to average net assets	0.47%	0.66%	0.71	% (d)
Portfolio turnover rate (f)	82.2%	35.6%	5.1	% (d)

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Ratio is not applicable as there was no interest expense in the period.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds

Principal Price Setters Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended		Year ended		Year ended	Period ended
	June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016 (a)
Net asset value, beginning of period	$33.32		$29.03		$26.08	$25.00
Investment Operations:
Net investment income (b)	0.46		0.39		0.34	0.09
Net realized and change in unrealized gain	4.48		4.20		3.06	0.99
Total from investment operations	4.94		4.59		3.40	1.08
Dividends and Distributions to Shareholders from:
Net investment income	(0.47)		(0.27)		(0.39)	—
Net realized gains	—		(0.03)		(0.06)	—
Total dividends and distributions to stockholders	(0.47)		(0.30)		(0.45)	—
Net asset value, end of period	$37.79		$33.32		$29.03	$26.08
Total return:	15.03%		15.89%		13.23%	4.31% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$20,786		$21,655		$7,257	$6,519
Ratio of expenses to average net assets	0.29	% (d)	0.29	% (d)	0.40%	0.40% (e)
Ratio of gross expenses to average net assets	0.40%		0.40%		—(f)	—(f)
Ratio of net investment income to average net assets	1.32%		1.22%		1.26%	1.32% (e)
Portfolio turnover rate (g)	40.4%		63.5%		2.0%	0.0% (e)

(a)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Includes reimbursement from Advisor.
(e)	Computed on an annualized basis.
(f)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds

Principal Shareholder Yield Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended		Year ended		Year ended	Period ended
	June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016 (a)
Net asset value, beginning of period	$32.49		$29.16		$24.65	$25.00
Investment Operations:
Net investment income (b)	0.71		0.61		0.54	0.18
Net realized and change in unrealized gain (loss)	(0.51)		3.21		4.67	(0.53)
Total from investment operations	0.20		3.82		5.21	(0.35)
Dividends and Distributions to Shareholders from:
Net investment income	(0.70)		(0.47)		(0.67)	—
Net realized gains	—		(0.02)		(0.03)	—
Total dividends and distributions to stockholders	(0.70)		(0.49)		(0.70)	—
Net asset value, end of period	$31.99		$32.49		$29.16	$24.65
Total return:	0.68%		13.17%		21.42%	(1.39)%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$14,395		$14,622		$7,290	$6,163
Ratio of expenses to average net assets	0.29	% (d)	0.29	% (d)	0.40%	0.40	% (e)
Ratio of gross expenses to average net assets	0.40%		0.40%		—(f)	—(f)
Ratio of net investment income to average net assets	2.26%		1.90%		1.98%	2.73	% (e)
Portfolio turnover rate (g)	49.2%		55.5%		3.0%	7.1	% (e)

(a)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Includes reimbursement from Advisor.
(e)	Computed on an annualized basis.
(f)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Spectrum Preferred Securities Active ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$94.45	$100.00
Investment Operations:
Net investment income (b)	3.42	4.72
Net realized and change in unrealized gain (loss)	3.82	(5.91)
Total from investment operations	7.24	(1.19)
Dividends and Distributions to Shareholders from:
Net investment income	(4.91)	(4.34)
Net realized gains	—	(0.02)
Total dividends and distributions to stockholders	(4.91)	(4.36)
Net asset value, end of period	$96.78	$94.45
Total return:	7.99%	(1.28	)% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$67,750	$51,949
Ratio of expenses to average net assets	0.55%	0.55	% (d)
Ratio of net investment income to average net assets	3.65%	4.93	% (d)
Portfolio turnover rate (e)	27.6%	41.0	% (d)

(a)	Period from July 10, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Sustainable Momentum Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$28.01	$25.00
Investment Operations:
Net investment income (b)	0.31	0.18
Net realized and change in unrealized gain	0.43	2.96
Total from investment operations	0.74	3.14
Dividends and Distributions to Shareholders from:
Net investment income	(0.25)	(0.13)
Total dividends and distributions to stockholders	(0.25)	(0.13)
Net asset value, end of period	$28.50	$28.01
Total return:	2.68%	12.62	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,701	$5,603
Ratio of expenses to average net assets	0.29%	0.29	% (d)
Ratio of net investment income to average net assets	1.13%	0.97	% (d)
Portfolio turnover rate (e)	102.6%	158.1	% (d)

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Ultra-Short Active Income ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
June 30, 2019 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (b)	0.12
Net realized and change in unrealized gain	0.04
Total from investment operations	0.16
Dividends and Distributions to Shareholders from:
Net investment income	(0.07)
Total dividends and distributions to stockholders	(0.07)
Net asset value, end of period	$25.09
Total return: (c)	0.62%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$12,543
Ratio of expenses to average net assets (d)	0.18%
Ratio of net investment income to average net assets (d)	2.51%
Portfolio turnover rate (d),(e)	0.0%

(a)	Period from April 24, 2019, date operations commenced, through June 30, 2019.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal U.S. Mega-Cap Multi-Factor Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$26.02	$25.00
Investment Operations:
Net investment income (b)	0.63	0.38
Net realized and change in unrealized gain	3.04	0.80
Total from investment operations	3.67	1.18
Dividends and Distributions to Shareholders from:
Net investment income	(0.62)	(0.16)
Total dividends and distributions to stockholders	(0.62)	(0.16)
Net asset value, end of period	$29.07	$26.02
Total return:	14.32%	4.73	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$1,618,941	$1,666,525
Ratio of expenses to average net assets (d)	0.12%	0.12	% (e)
Ratio of gross expenses to average net assets	0.15%	0.15	% (e)
Ratio of net investment income to average net assets	2.30%	2.02	% (e)
Portfolio turnover rate (f)	27.0%	39.8	% (e)

(a)	Period from October 11, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Includes reimbursement from Advisor.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal U.S. Small-Cap Multi-Factor Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Year ended	Period ended
	June 30, 2019	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$33.45	$28.84	$25.00
Investment Operations:
Net investment income (b)	0.40	0.29	0.26
Net realized and change in unrealized gain (loss)	(2.03)	4.64	3.75
Total from investment operations	(1.63)	4.93	4.01
Dividends and Distributions to Shareholders from:
Net investment income	(0.39)	(0.30)	(0.17)
Net realized gains	—	(0.02)	—
Total dividends and distributions to stockholders	(0.39)	(0.32)	(0.17)
Net asset value, end of period	$31.43	$33.45	$28.84
Total return:	(4.84)%	17.14%	16.08	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$355,200	$351,176	$275,466
Ratio of expenses to average net assets	0.38%	0.38%	0.38	% (d)
Ratio of net investment income to average net assets	1.27%	0.94%	1.21	% (d)
Portfolio turnover rate (e)	81.9%	76.3%	44.7	% (d)

(a)	Period from September 21, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Principal Exchange-Traded Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Principal Exchange-Traded Funds (the “Trust”) (comprising Principal Active Global Dividend Income ETF, Principal Active Income ETF (formerly Principal EDGE Active Income ETF), Principal Contrarian Value Index ETF, Principal Healthcare Innovators Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index ETF, Principal Ultra-Short Active Income ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Trust at June 30, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

	Statement of	Statements of
Funds comprising the Trust	operations	changes in net assets	Financial highlights
Principal Active Income ETF (formerly Principal	For the year ended	For each of the two	For each of the three
EDGE Active Income ETF)	June 30, 2019	years in the period	years in the period
		ended June 30, 2019	ended June 30, 2019
and the period from
July 8, 2015
(commencement of
operations) through
June 30, 2016

Principal Price Setters Index ETF Principal	For the year ended	For each of the two	For each of the three
Shareholder Yield Index ETF	June 30, 2019	years in the period	years in the period
		ended June 30, 2019	ended June 30, 2019
and the period from
March 21, 2016
(commencement of
operations) through
June 30, 2016

Principal Healthcare Innovators Index ETF Principal	For the year ended	For each of the two	For each of the two
Millennials Index ETF	June 30, 2019	years in the period	years in the period
		ended June 30, 2019	ended June 30, 2019
and the period from
August 19, 2016
(commencement of
operations) through
June 30, 2017

Principal U.S. Small-Cap Multi-Factor Index ETF	For the year ended	For each of the two	For each of the two
	June 30, 2019	years in the period	years in the period
		ended June 30, 2019	ended June 30, 2019
and the period from
September 21, 2016
(commencement of
operations) through
June 30, 2017

A member firm of Ernst & Young Global Limited

Report of Independent Registered Public Accounting Firm

	Statement of	Statements of
Funds comprising the Trust	operations	changes in net assets	Financial highlights
Principal Active Global Dividend Income ETF	For the year ended	For each of the two	For each of the two
	June 30, 2019	years in the period	years in the period
		ended June 30, 2019	ended June 30, 2019
and the period from
May 9, 2017
(commencement of
operations) through
June 30, 2017

Principal Spectrum Preferred Securities Active ETF	For the year ended	For the year ended June 30, 2019 and the
	June 30, 2019	period from July 10, 2017 (commencement of
operations) through June 30, 2018

Principal U.S. Mega-Cap Multi-Factor Index ETF	For the year ended	For the year ended June 30, 2019 and the
	June 30, 2019	period from October 11, 2017 (commencement
of operations) through June 30, 2018

Principal Contrarian Value Index ETF Principal	For the year ended	For the year ended June 30, 2019 and the
Sustainable Momentum Index ETF	June 30, 2019	period from October 18, 2017 (commencement
of operations) through June 30, 2018

Principal Investment Grade Corporate Active ETF	For the year ended	For the year ended June 30, 2019 and the
	June 30, 2019	period from April 18, 2018 (commencement of
operations) through June 30, 2018

Principal Ultra-Short Active Income ETF	For the period from April 24, 2019 (commencement of operations)
through June 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Principal investment companies since 1969.

Minneapolis, MN

August 26, 2019

A member firm of Ernst & Young Global Limited

Shareholder Expense Example
Principal Exchange-Traded Funds
June 30, 2019 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019, except as noted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense Ratio	During Period
Principal Active Global Dividend Income ETF
Actual Fund Return	$1,000	$1,143.50	0.58%	$1.44
Hypothetical 5% Annual Return	$1,000	$1,021.92	0.58%	$1.44
Principal Active Income ETF
Actual Fund Return	$1,000	$1,094.30	0.57%	$2.96
Hypothetical 5% Annual Return	$1,000	$1,021.97	0.57%	$2.86
Principal Contrarian Value Index ETF
Actual Fund Return	$1,000	$1,200.20	0.29%	$1.58
Hypothetical 5% Annual Return	$1,000	$1,023.36	0.29%	$1.45
Principal Healthcare Innovators Index ETF
Actual Fund Return	$1,000	$1,237.90	0.42%	$2.33
Hypothetical 5% Annual Return	$1,000	$1,022.71	0.42%	$2.11
Principal Investment Grade Corporate Active ETF
Actual Fund Return	$1,000	$1,109.60	0.26%	$1.36
Hypothetical 5% Annual Return	$1,000	$1,023.51	0.26%	$1.30
Principal Millennials Index ETF
Actual Fund Return	$1,000	$1,218.50	0.45%	$2.48
Hypothetical 5% Annual Return	$1,000	$1,022.56	0.45%	$2.26
Principal Price Setters Index ETF
Actual Fund Return	$1,000	$1,215.70	0.29%	$1.59
Hypothetical 5% Annual Return	$1,000	$1,023.36	0.29%	$1.45
Principal Shareholder Yield Index ETF
Actual Fund Return	$1,000	$1,156.80	0.29%	$1.55
Hypothetical 5% Annual Return	$1,000	$1,023.36	0.29%	$1.45
Principal Spectrum Preferred Securities Active ETF
Actual Fund Return	$1,000	$1,107.10	0.55%	$2.87
Hypothetical 5% Annual Return	$1,000	$1,022.07	0.55%	$2.76

Shareholder Expense Example
Principal Exchange-Traded Funds
June 30, 2019 (unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense Ratio	During Period
Principal Sustainable Momentum Index ETF
Actual Fund Return	$1,000	$1,169.20	0.29%	$1.56
Hypothetical 5% Annual Return	$1,000	$1,023.36	0.29%	$1.45
Principal Ultra-Short Active Income ETF
Actual Fund Return	$1,000	$1,006.20	0.18%	$0.34
Hypothetical 5% Annual Return	$1,000	$1,008.98	0.18%	$0.34
Principal U.S. Mega-Cap Multi-Factor Index ETF
Actual Fund Return	$1,000	$1,163.60	0.12%	$0.64
Hypothetical 5% Annual Return	$1,000	$1,024.20	0.12%	$0.60
Principal U.S. Small-Cap Multi-Factor Index ETF
Actual Fund Return	$1,000	$1,135.30	0.38%	$2.01
Hypothetical 5% Annual Return	$1,000	$1,022.91	0.38%	$1.91

Trustees and Officers

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72. Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	128	Durango Herald,
Trustee since 2014			Inc.;
Member, Nominating and Governance			McClatchy
Committee			Newspapers, Inc.
1948

Leroy T. Barnes, Jr.	Retired.	128	McClatchy
Trustee since 2014			Newspapers, Inc.;
Member, Audit Committee			Frontier
1951			Communications,
Inc.;
Herbalife Ltd.

Craig Damos	President, C.P. Damos Consulting	128	None
Trustee since 2014	LLC
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President	128	None
Trustee since 2014	and CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	128	MAM USA
Trustee since 2014
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	128	Armstrong World
Trustee since 2014			Industries, Inc. and
Member, Operations Committee			Equity Lifestyle
Member, 15(c) Committee			Properties, Inc.
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global	128	None
Trustee since 2014	Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director, Herman	128	SpartanNash;
Trustee since 2015	Miller Foundation;		formerly Charlotte
Member, Audit Committee	Formerly President, Herman Miller		Russe; Follet
1962	Healthcare		Corporation;
PetSmart; Spectrum
Health Systems

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting,	128	Denbury Resources
Trustee since 2018	Inc.		Inc. and
Member, Operations Committee			Helmerich & Payne;
1959			Formerly: Brown
Advisory;
B/E Aerospace;
WP Carey;
Nalco (and its
successor Ecolab)

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal	128	None
Trustee since 2014	Funds Distributor, Inc. (“PFD”)
President, Chief Executive Officer	since 2015
Member, Executive Committee	Executive Director — Funds, Principal
1961	Global Investors, LLC (“PGI”)
since 2017
Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and
Broker Dealer, Principal Life
Insurance Company (“PLIC”)
(2001-2014)
Vice President/Chief Operating
Officer, Principal Funds, PLIC
(2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief
Operating Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc.
(“PSI”) (2005- 2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS
since 2015

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Timothy M. Dunbar	Director, PGI since 2018	128	None
Trustee since 2019	President, Principal Global Asset
1957	Management, PGI, PLIC, Principal
Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”)
since 2018
Chair/Executive Vice President,
RobustWealth, Inc. since 2018
Director, Post Advisory Group, LLC
(“Post”) since 2018
Executive Vice President/Chief
Investment Officer, PLIC, PFSI, and
PFG (2014-2018)

Patrick Halter	Chief Executive Officer and President,	128	None
Trustee since 2017	PGI since 2018
Member, Executive Committee	Chief Operating Officer, PGI
1959	(2017-2018) Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP
since 2018
Director, Origin Asset Management
LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal
Real Estate Investors, LLC (“PREI”)
since 2004
Chair, Spectrum Asset Management,
Inc. since 2017
Director, CCIP, LLC since 2017

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Trust.

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Vice President and Counsel (2017-2018)
Deputy Chief Compliance Officer	Assistant Counsel (2014-2017)
Des Moines, IA 50392	Assistant Secretary (2015-2018)
1973	Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)

Tracy Bollin	Managing Director, PGI (since 2016)
Chief Financial Officer	Chief Financial Officer, PFA (2010-2015)
Des Moines, IA 50392	Senior Vice President, PFD (since 2015)
1970	Chief Financial Officer, PFD (2010-2016)
Chief Operating Officer and Senior Vice President, PMC
(2015-2017)
Director, PMC (2014-2017)
Chief Financial Officer, PMC (2010-2015)
Chief Financial Officer, PSI (2010-2015)
President, PSS (since 2015)
Director, PSS (since 2014)
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PGI (since 2016)
Treasurer	Vice President/Treasurer, PFA (since 2016)
Des Moines, IA 50392	Vice President/Treasurer, PFD (since 2016)
1965	Vice President/Treasurer, PLIC (since 2016)
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI (since 2016)
Vice President/Treasurer, PSI (since 2016)
Vice President/Treasurer, PSS (since 2016)

Laura B. Latham	Counsel, PGI (since 2018)
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS (since 2015)
AML Officer	Compliance Advisor, PMC (2013-2015)
Des Moines, 50392
1965

Sara L. Reece	Director — Accounting, PLIC (since 2015)
Vice President and Controller	Assistant Financial Controller, PLIC (prior to 2015)
Des Moines, IA 50392
1975

Teri R. Root	Chief Compliance Officer — Funds, PFI (since 2018)
Chief Compliance Officer	Interim Chief Compliance Officer (2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer (2015-2018)
1979	Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015-2017)
Vice President, PMC (since 2015)

Britney L. Schnathorst	Assistant Secretary (since 2017)
Assistant Counsel and Assistant Secretary	Assistant Counsel (since 2014)
Des Moines, IA 50392	Counsel, PLIC (since 2013)
1981	Prior thereto, Attorney in Private Practice

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Assistant General Counsel, PGI (since 2018)
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PLIC (since 2006)
1972	Counsel, PMC (2007-2013, 2014-2017)

John L. Sullivan	Counsel, PGI (since 2019)
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1970

Dan L. Westholm	Assistant Vice President/Treasurer, PGI (since 2017)
Assistant Treasurer	Assistant Vice President/Treasury, PFA (since 2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD (since 2013)
1966	Assistant Vice President/Treasury, PLIC (since 2014)
Director — Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI (since 2013)
Assistant Vice President/Treasury, PSS (since 2013)

Beth Wilson	Director and Secretary — Funds, PLIC
Vice President and Secretary
Des Moines, IA 50392
1956

Clint L. Woods	Of Counsel (2017-2018)
Counsel, Vice President, and Assistant Secretary	Vice President (2016-2017)
Des Moines, IA 50392	Counsel (2015-2017)
1961	Vice President (since 2015)
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC (since 2013)

Jared A.Yepsen	Counsel, PGI (since 2017)
Assistant Tax Counsel	Counsel, PLIC (since 2015)
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company
1981	(TLIC) (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the Prospectuses and the Statements of Additional Information dated November 1, 2018, April 8, 2019, and July 6, 2019. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The prospectuses may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-PORT. The Trust’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

STATEMENT REGARDING LIQUIDTY RISK MANAGEMENT PROGRAM

On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Trust. The Trustees are expected to review the operation and effectiveness of the Program in March 2020.

Board Consideration of Investment Advisory Contracts

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved: (1) a management agreement between PETF and Principal Global Investors, LLC (“PGI” or “Manager”) related to the addition of the Principal Ultra-Short Active Income Exchange-Traded Fund; (2) a management agreement between PETF and PGI related to the addition of the Principal U.S. Large-Cap Multi-Factor Core Index Exchange-Traded Fund, Principal U.S. Small-MidCap Multi-Factor Core Index Exchange-Traded Fund and Principal International Multi-Factor Core Index Exchange-Traded Fund; and (3) an amended management agreement between PETF and PGI related to the Principal EDGE Active Income Exchange-Traded Fund.

Management Agreement for Principal Ultra-Short Active Income ETF

On March 12, 2019, the Board considered, on behalf of the newly established Principal Ultra-Short Active Income ETF series of PETF (the “Fund”), the approval of a management agreement (the “Management Agreement”) between PETF, for the Fund, and the Manager.

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Management Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing series of PETF; that the Manager and Principal Management Corporation, the previous investment adviser to PETF, Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (collectively, the “Principal Funds”), which merged with and into the Manager on May 1, 2017, have had a long-term relationship with the Principal Funds, all of which are also overseen by the Board; and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2018 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; and (3) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available.

Fees, Economies of Scale and Profitability.

The Board considered the Fund’s proposed management fee. The Board noted that the Manager proposed a unitary management fee for the Fund and considered the Manager’s statement that a unitary fee structure is consistent with the fee structures of a majority of other active exchange-traded funds. For the Fund, the Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed unitary management fee for the Fund to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule for the Fund does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management fee, the Board considered the Manager’s statements regarding the expected asset levels and timing that will be required for the Fund to break even. On the basis of the information provided, the Board concluded that the proposed management fee for the Fund was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Manager. The Board noted the Manager’s statements that the Manager does not intend to engage in soft dollar trading in connection with the Fund and that there would be no known fallout benefits to the Manager in connection with its management of the Fund. The Board concluded that, on the basis of the information provided, the proposed management fee for the Fund was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Fund.

Management Agreement for Principal U.S. Large-Cap Multi-Factor Core Index ETF, Principal U.S. Small-MidCap Multi-Factor Core Index ETF and Principal International Multi-Factor Core Index ETF

On March 12, 2019, the Board considered, on behalf of the newly established Principal U.S. Large-Cap Multi-Factor Core Index ETF, Principal U.S. Small-MidCap Multi-Factor Core Index ETF and Principal International Multi-Factor Core Index ETF (each, a “Fund” and collectively, the “Funds”), the approval of a management agreement (the “Management Agreement”) between PETF, for each Fund, and the Manager.

Based upon their review, the Board concluded that it was in the best interests of each Fund to approve the Management Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing series of PETF; that the Manager and Principal Management Corporation, the previous investment adviser to PETF, Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (collectively, the “Principal Funds”), which merged with and into the Manager on May 1, 2017, have had a long-term relationship with the Principal Funds, all of which are also overseen by the Board; and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2018 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; and (3) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to each Fund under the Management Agreement are expected to be satisfactory.

Investment Performance

As each Fund is a newly created series, the Board did not review performance of the Fund since no track record was available.

Fees, Economies of Scale and Profitability.

The Board considered each Fund’s proposed management fee. The Board noted that the Manager proposed a unitary management fee for each Fund and considered the Manager’s statement that a unitary fee structure is consistent with the fee structures of a majority of other active exchange-traded funds. For each Fund, the Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed unitary management fee for the Fund to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to each Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule for each Fund does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management fee, the Board considered the Manager’s statements regarding the expected asset levels and timing that will be required for each Fund to break even. On the basis of the information provided, the Board concluded that the proposed management fee for each Fund was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Manager. The Board noted the Manager’s statements that the Manager does not intend to engage in soft dollar trading in connection with the Funds and that there would be no known fallout benefits to the Manager in connection with its management of the Funds. The Board concluded that, on the basis of the information provided, the proposed management fee for each Fund was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of each Fund.

Amended Management Agreement for PETF Principal EDGE Active Income ETF

On March 12, 2019, the Board considered, on behalf of the Principal EDGE Active Income Exchange-Traded Fund series of PETF (the “Fund”), the approval of an amended management agreement (the “Management Agreement”) between PETF, for the Fund, and the Manager in connection with a proposal to reduce the unitary management fee.

The Board reviewed materials received from the Manager regarding the proposed reduction in the unitary management fee. The Board considered the Manager’s representation that the reduction in the unitary management fee would not reduce the quality or quantity of the services the Manager provides to the Fund and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management Agreement other than to the unitary management fee.

The Board considered that they had last approved the Management Agreement for the Fund during the annual contract renewal process that concluded at the Board’s September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager under the Management Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Management Agreement at this time and, accordingly, recommended approval of the amended Management Agreement.

	Special Meeting of Shareholders
	Principal Exchange-Traded Funds
	Held April 25, 2019

1. Election of Board of Trustees.

	For	Withheld
Ballantine	114,431,423.809	17,584.145
Barnes	114,428,902.035	20,105.919
Damos	114,430,568.035	18,439.919
Grimmett	114,424,107.752	24,900.202
Hirsch	114,424,107.752	24,900.202
Huang	114,433,089.809	15,918.145
McMillan	114,433,089.809	15,918.145
Nickels	114,433,089.809	15,918.145
VanDeWeghe	114,432,664.809	16,343.145
Beer	114,430,568.035	18,439.919
Dunbar	114,435,726.035	13,281.919
Halter	114,435,726.035	13,281.919

2. Approval of an amended fundamental investment restriction relating to commodities for the Fund (each Fund).

	For	Against	Abstain	Broker Non-Vote
Principal Active Global Dividend Income ETF	25,804,158.000	0.000	105.158	82,080.843
Principal Active Income ETF*	7,173,492.015	0.000	1,269.000	454,149.941
Principal Contrarian Value Index ETF	120,107.000	0.000	0.000	2,969.000
Principal Healthcare Innovators Index ETF	1,473,284.001	450.000	2.000	134,094.999
Principal Investment Grade Corporate Active ETF	9,250,072.000	0.000	0.000	46,836.000
Principal Millennials Index ETF	239,574.705	1,029.000	105.000	146,156.294
Principal Price Setters Index ETF	247,732.000	0.000	0.000	149,614.000
Principal Shareholder Yield Index ETF	232,037.000	0.000	120.000	150,344.000
Principal Spectrum Preferred Securities Active ETF	365,032.000	1,176.000	819.000	107,684.000
Principal Sustainable Momentum Index ETF	143,955.000	0.000	0.000	6,501.000
Principal U.S. Mega-Cap Multi-Factor Index ETF	56,339,819.887	2.000	14,153.984	424,435.128
Principal U.S. Small-Cap Multi-Factor Index ETF	11,094,217.000	355.000	240.000	96,300.000

3. Approval of amended fundamental investment restriction relating to concentration for the Fund (the Principal Active Global Dividend Income ETF, Principal Active Income ETF*, and Principal Investment Grade Corporate Active ETF only).

	For	Against	Abstain	Broker Non-Vote
Principal Active Global Dividend Income ETF	25,804,158.000	0.000	105.158	82,080.843
Principal Active Income ETF*	7,173,492.015	0.000	1,269.000	454,149.941
Principal Investment Grade Corporate Active ETF	9,250,072.000	0.000	0.000	46,836.000

* Effective May 1, 2019, Principal EDGE Active Income ETF changed its name to Principal Active Income ETF.

Federal Income Tax Information
Principal Exchange-Traded Funds
June 30, 2019 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended June 30, 2019. Details of designated long-term capital gain dividends for federal income tax purposes are shown in the notes to financial statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended June 30, 2019, that qualifies for the DRD are as follows:

DRD
Principal Active Global Dividend Income ETF	27.66%
Principal Active Income ETF	12.38%
Principal Contrarian Value Index ETF	98.07%
Principal Healthcare Innovators Index ETF	N/A
Principal Investment Grade Corporate Active ETF	0.66%
Principal Millennials Index ETF	67.28%
Principal Price Setters Index ETF	99.60%
Principal Shareholder Yield Index ETF	99.77%
Principal Spectrum Preferred Securities Active ETF	25.89%
Principal Sustainable Momentum Index ETF	100.00%
Principal U.S. Mega-Cap Multi-Factor Index ETF	100.00%
Principal U.S. Small-Cap Multi-Factor Index ETF	99.01%
Principal Ultra-Short Active Income ETF	N/A

Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:

QDI
Principal Active Global Dividend Income ETF	100.00%
Principal Active Income ETF	14.98%
Principal Contrarian Value Index ETF	100.00%
Principal Healthcare Innovators Index ETF	N/A
Principal Investment Grade Corporate Active ETF	2.13%
Principal Millennials Index ETF	100.00%
Principal Price Setters Index ETF	100.00%
Principal Shareholder Yield Index ETF	100.00%
Principal Spectrum Preferred Securities Active ETF	44.60%
Principal Sustainable Momentum Index ETF	100.00%
Principal U.S. Mega-Cap Multi-Factor Index ETF	100.00%
Principal U.S. Small-Cap Multi-Factor Index ETF	100.00%
Principal Ultra-Short Active Income ETF	N/A

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended June 30, 2019, are as follows:

	Foreign Taxes	Foreign
	Per Share	Source Income

Principal Active Global Dividend Income ETF	0.0639	68.12%

The latest tax reporting supplement is available on Principal’s Tax Center website. Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center

Please consult your tax advisor if you have any questions.

(This page intentionally left blank)

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.
(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)      The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.
(f)	The Registrant's Code of Ethics is attached as an Exhibit in response to Item 12(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

June 30, 2018 - $210,552
June 30, 2019 - $268,823

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last fiscal year that are not included in response to item 4(a). Those services related to the review of Form N-1A. Ernst & Young has billed the following amounts for those services.

June 30, 2018 - $15,000
June 30, 2019 - $5,500

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

June 30, 2018 - $61,340
June 30, 2019 - $110,306

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:
Services that are subject to audit procedure during a financial statement audit;
Services where the auditor would act on behalf of management;
Services where the auditor is an advocate to the client's position in an adversarial proceeding;
Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
Financial information systems design and implementation;
Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
Actuarial services;
Internal audit functions or human resources;
Broker or dealer, investment advisor, or investment banking services;
Legal services and expert services unrelated to the audit;
Tax planning services related to listed, confidential and aggressive transactions;
Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2. (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited,

including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5. The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8. The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 12, 2019).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

June 30, 2018 - $76,340
June 30, 2019 - $115,806

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Leroy Barnes, Craig Damos, and, Elizabeth Nickels,

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Exchange-Traded Funds

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/8/2019

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 8/8/2019